Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2024
Entity Registrant Name	dei_EntityRegistrantName	WISDOMTREE DIGITAL TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001859001
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 01, 2024
Document Effective Date	dei_DocumentEffectiveDate	Nov. 01, 2024
Prospectus Date	rr_ProspectusDate	Nov. 01, 2024
WisdomTree Floating Rate Treasury Digital Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	WisdomTree Floating Rate Treasury Digital Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The WisdomTree Floating Rate Treasury Digital Fund (the “Fund”) seeks to track the performance, before fees and expenses, of an index designed to measure the performance of floating rate bonds of the U.S. Treasury.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets. You may pay other fees, such as brokerage commissions and other fees to intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 78% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	78.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Solactive U.S. Treasury Floating Rate Bond Index (the “Index”) through the use of a representative sampling strategy. Under normal circumstances, at least 80% of the Fund’s net assets, plus the amount of any borrowings for investment purposes, will be invested in component securities of the Index, which is comprised of floating rate treasuries and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities. The Index is maintained by Solactive AG (the “Index Provider”) and is designed to measure the performance of floating rate public obligations of the U.S. Treasury (“Floating Rate Notes” or “FRNs”). Unlike fixed-rate U.S. Treasury bonds, FRNs have interest rates that adjust periodically. FRNs’ floating interest rates may be higher or lower than the interest rates of fixed-rate bonds of comparable quality with similar maturities. The floating coupon rates of the FRNs included in the Index are initially expected to reset weekly according to the result of the most recent 13-week T-bill auction, plus a fixed spread, subject to a minimum net yield of zero percent. The fixed spread is a percentage rate based on supply and demand for the FRNs at time of issuance and is added to the floating base coupon rate of the FRN. Because FRN floating coupon rates adjust weekly, the value of FRNs fluctuate much less than fixed-rate bonds in response to market interest rate movements. FRN values, however, will decline if their floating coupon rates do not rise as much, or as quickly, as interest rates in general.

The Index is market capitalization weighted and comprised of FRNs that have a minimum amount outstanding of $1 billion as of the monthly rebalancing date, which falls on the last business day of each month. FRNs eligible for inclusion in the Index must have an issue date on or before the Index rebalancing date. The Index excludes fixed-rate securities and Treasury inflation-protected securities. Both the FRNs and the FRNs’ coupon and principal payments must be denominated in U.S. dollars. FRNs pay interest rates quarterly until maturity. Accordingly, the Fund will invest in U.S. Treasury obligations in seeking to track the Index and will publicly disclose its portfolio holdings daily. The Index is reconstituted and rebalanced monthly, effective after the market close on the last business day of each month. At each reconstitution of the Index, certain securities (i.e., FRNs meeting the aforementioned criteria) are eligible for inclusion in the Index. The Fund may be required to purchase or sell portfolio assets to track the Index as the Index reconstitutes and rebalances and/or in order to meet investor purchase or redemption requests. As a result, the Fund will engage in frequent trading of portfolio securities.

Use of Blockchain

As described further below, through its transfer agent, the Fund uses blockchain technology in relation to maintaining a record of its shares. The following “Use of Blockchain” section describes what blockchain technology is and how the Fund uses it for the recording of its shares.

WisdomTree Transfers, Inc., the Fund’s transfer agent (“WisdomTree Transfers” or “Transfer Agent”), maintains the official record of share ownership through an integrated recordkeeping system with records in book-entry form and digital representations of Fund shares that are recorded – or tokenized – on the applicable blockchain. A transfer of the record on the blockchain can act as an information source for the Transfer Agent to register a transaction in its book-entry records. The Transfer Agent will reconcile book-entry and blockchain transactions on at least a daily basis. Reconciliation involves maintaining a matching book-entry record and blockchain record of the total number of shares in circulation, the ownership of the shares at any given time, and all transactions between parties involving the shares. The Transfer Agent’s book-entry records constitute the official record of share ownership. The policies and procedures of the Fund and the Transfer Agent both address the use of blockchain integrated recordkeeping systems. The Fund’s Board of Trustees (the “Board”) has approved these policies and procedures, including those that address the use of blockchain integrated recordkeeping systems.

A blockchain is an open, distributed ledger that digitally records transactions in a verifiable way using cryptography. A distributed ledger is a database in which data is stored in a decentralized manner. Cryptography is a method of storing and transmitting data in a particular form so that only those for whom it is intended can read and process it. A blockchain stores transaction data in “blocks” that are linked together to form a “chain”, and hence the name blockchain. Transactions on the blockchain are verified and authenticated by computers on the network. The process of authenticating a transaction before it is recorded ensures that only valid and authorized transactions are permanently recorded as “blocks” on the blockchain.

In order to facilitate the use of blockchain technology, a potential shareholder must have a blockchain wallet. WisdomTree Digital Movement, Inc. or WisdomTree Digital Trust Company, LLC, as applicable (each entity, as applicable, “WisdomTree Digital”) provides a Stellar-based wallet, including through a mobile application for individual shareholders, WisdomTree Prime® (the “App”). Institutional investors may, for their convenience and in their sole discretion, elect to use their own wallet if registered by the Transfer Agent or its agents in their sole discretion through WisdomTree ConnectTM (the “Portal”). The Portal may be accessed via a web-based portal or via application programming interface (see “Purchase and Redemption of Fund Shares” below). A blockchain wallet is a software application which stores a user’s “private key” and related digital or tokenized assets and is used to facilitate sending digital or tokenized assets on a particular blockchain. The term “digital assets” as used herein refers to native crypto assets of blockchains or protocols running on top of blockchains and the term “tokenized assets” as used herein refers to the creation of a digital representation of a traditional asset, such as the Fund shares, on the blockchain or the issuance of such an asset directly on the blockchain. A “private key” is one of two numbers in a cryptographic “key pair.” A key pair consists of a “public key” and its corresponding private key, both of which are lengthy alphanumeric codes, derived together and possessing a unique relationship. The private key is used by the owner of a digital wallet to send (i.e., digitally sign and authenticate) digital or tokenized assets and is private to the wallet owner. The public key is, as the name implies, public and open to others on the applicable blockchain to send digital assets to. The blockchain will only record public key information. WisdomTree Digital holds the private keys associated with Stellar-based wallets for individual shareholders. Institutional investors opting to use their own wallets will be responsible for holding the private key associated with their wallets, which is essential for authenticating and authorizing transactions on the applicable blockchain. An institutional investor may choose to hold the private key in their own self-hosted wallet service or use a third-party wallet service that holds the private key. Accordingly, the Stellar blockchain is currently the default blockchain utilized for retail investors, although blockchain expansion is anticipated for the future, while institutional investors may currently use other blockchains, which may offer benefits such as different transaction speeds or efficiencies based on the investor’s operational preferences.

The Transfer Agent utilizes a permissioned system that operates on top of public, permissionless blockchains. The permissioned system is established through a combination of policies, procedures, and technological controls which collectively seek to ensure that the blockchain operates as an integrated but supplementary recordkeeping mechanism under the oversight of the Transfer Agent. To create and maintain this permissioned structure on public blockchains, WisdomTree Transfers registers and associates each blockchain wallet with relevant personal identifying information which is maintained in an off-chain registry (i.e., a separate database that is not available to the public and is used to satisfy anti-money laundering regulations). Permission is granted only to registered wallets, sometimes referred to as “whitelisting”, thereby restricting the ability to transact in tokenized shares to pre-approved participants. Smart contracts are deployed as part of the operational framework to enforce compliance with the Transfer Agent’s policies and procedures, as applicable. Specifically, smart contracts have been developed to support functions such as transfer restrictions to prevent unauthorized transfers to or from unregistered wallets and ability to claw back tokens to the extent that the digital representation of Fund share ownership does not align with the book-entry records. These smart contracts are designed, deployed, and maintained by WisdomTree Digital with oversight by the Transfer Agent. In this manner, this permissioned system prevents transactions between unknown persons or unknown blockchain wallets, even though blockchain infrastructure itself remains permissionless.

It is anticipated that Fund shareholders may have the benefit of shares that may be operated on more than one blockchain, such as the blockchains noted under “Additional Information About the Purchase and Redemption of Fund Shares.”. This feature may provide shareholders with the ability to move the record of ownership between blockchain wallets, such as between the Stellar and Ethereum blockchains as desired, which may include through interoperability, which is facilitated by the Transfer Agent’s process of burning and minting the digital representations of shares on each blockchain and the Transfer Agent continuing to maintain the Fund’s official records through integrated recordkeeping. These features may permit applicable shareholders to potentially take advantage of the benefits of a supported blockchain of their choice (i.e., Stellar or Ethereum blockchain), such as transaction speed or efficiency, while also helping facilitate the Fund’s shares being available for purchase, sale, or transfer in the broader blockchain ecosystem.

The recording of digital representation of Fund shares on the blockchain will not affect the Fund’s investments in securities. The Fund will not invest in any digital assets (referred to as, among other things, virtual currencies).

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk [Text Block]	rr_RiskTextBlock

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. The principal risks are generally presented in alphabetical order to facilitate finding particular risks when comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s prospectus titled “Additional Principal Risk Information About the Fund” and “Additional Non-Principal Risk Information.”

■	Blockchain Technology Risk. Blockchain technology is a relatively new and untested technology that operates as a distributed ledger. There are risks associated with the Fund’s issuance, redemption, transfer, and recordkeeping of shares on a blockchain, and these risks may not fully emerge until the technology becomes more widely used. Blockchain systems are public and permissionless, and could be vulnerable to fraud, particularly if a significant minority of participants collude to defraud the rest. Access to a given blockchain requires a private key, which, if compromised, could result in loss due to theft, destruction, or inaccessibility. There is limited regulation of blockchain technology other than the intrinsic public nature of the blockchain system, and any future regulatory developments could adversely affect the viability and expansion of the use of blockchain technology. There are currently a number of competing blockchain platforms with competing intellectual property claims, and the uncertainty inherent in these competing technologies could cause companies to use alternatives to blockchain. Blockchain networks may also undergo significant technological developments, such as the Ethereum blockchain’s change in September 2022 from proof-of-work mining to proof-of-stake validation. Blockchain networks can also experience delays in transaction processing and settlement, particularly during periods of high network congestion or increased transaction volume. Such delays could affect the timing of recording transactions or processing redemptions and transfers of Fund shares. During periods of congestion, the time required for transaction validation may increase, which could lead to delayed recording of transactions on the blockchain or off-chain recordkeeping systems. In extreme cases, prolonged delays could disrupt the Fund’s ability to process transactions efficiently or cause discrepancies between the blockchain record and the official book-entry record maintained by the Transfer Agent. Furthermore, blockchain networks typically impose transaction fees in the form of the network’s native digital asset (e.g., lumens on the Stellar blockchain or ether on the Ethereum blockchain). These fees can be unpredictable and may vary significantly depending on network conditions and levels of congestion. Sudden increases in transaction fees could impact the cost of processing Fund transactions or impose unexpected expenses on investors or the Transfer Agent or its affiliates, potentially affecting the overall efficiency of the Fund’s recordkeeping and transaction processing systems. Lastly, there may be undiscovered technical flaws in the Transfer Agent’s blockchain-integrated recordkeeping system or the underlying blockchain technology, including in the process by which transactions are recorded to a blockchain, recorded off-chain, and/or integrated with other recordkeeping systems. Such flaws could negatively impact the execution or recordkeeping of transactions in Fund shares. Additionally, technological advancements may lead to new or existing hardware or software tools or mechanisms that could undermine the integrity or functionality of blockchain systems, all of which could adversely impact transactions in Fund shares.

■	U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury obligations to decline.

■	Floating Rate Notes Risk. Securities with floating rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value and negatively impact the Fund’s NAV, particularly if changes in prevailing interest rates are more frequent or sudden than the rate changes for the Floating Rate Notes, which only occur periodically.

■	Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of securities fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Cybersecurity Risk. The Fund and its service providers, as well as the App, Portal, wallet provider, blockchain networks and intermediaries, may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund or shareholder in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. For instance, if there are data security breaches of the Transfer Agent’s systems resulting in theft of the information necessary to link a Fund investor’s personal identity with such investor’s record of shares on a blockchain, the stolen information could be used to determine a shareholder’s identity and complete investing history in the Fund as recorded on a blockchain. Cyber-attacks affecting the Fund’s third- party service providers, App, Portal, wallet provider, blockchain network, or the issuers of securities in which the Fund invests may subject the Fund and shareholders to many of the same risks associated with direct cybersecurity breaches.

■	Income Risk. The Fund is subject to the risk that its income will decline because of falling interest rates. Income risk is generally high for short-term bond funds, so investors should expect the Fund's income to fluctuate.

■	Index and Data Risk. The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index Provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

■	Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates and changes to other factors, such as perception of an issuer’s creditworthiness. Funds with higher durations generally are subject to greater interest rate risk. For example, the price of a security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates.

■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

■	Issuer Credit Risk. The financial condition of an issuer of a debt security or other instrument may cause such issuer to default, become unable to pay interest or principal due or otherwise fail to honor its obligations or cause such issuer to be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations. The value of an investment in the Fund may change quickly and without warning in response to issuer defaults, changes in the credit ratings of the Fund’s portfolio investments and/or perceptions related thereto.

■	Issuer Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Large Shareholder Risk. From time to time, shareholders of the Fund (which may include institutional investors, other WisdomTree funds and WisdomTree and its affiliates), may make relatively large redemptions or purchases of Fund shares. These transactions may cause the Fund to sell investments or invest additional cash, as the case may be, at disadvantageous prices or at times it may not otherwise do so. Redemptions of a large number of shares may also increase transaction and other costs or have adverse tax consequences for shareholders of the Fund by requiring a sale of investments. Purchases of a large number of shares may adversely affect performance to the extent that it takes time to invest new cash and the Fund maintains a larger cash position than it normally would.

■	Non-Correlation Risk. As with all index funds, the Fund may not provide investment performance matching that of the Index for a variety of reasons.

■	Prepayment Risk. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.

■	Portfolio Turnover Risk. Significant investor purchases or redemptions and/or Fund purchasing or selling of portfolio assets in seeking to track the Index may result in a high portfolio turnover rate. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and the distribution of additional capital gains, which generate greater tax liabilities for shareholders. These factors may negatively affect the Fund’s performance.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund commenced operations on January 19, 2023, and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the Fund’s performance to a broad measure of market performance. Performance information for the Fund is available through the App (as defined below in “Purchase and Redemption of Fund Shares”) or at www.wisdomtree.com/investments.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the Fund’s performance to a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund commenced operations on January 19, 2023, and therefore does not have performance history for a full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.wisdomtree.com/investments
WisdomTree Floating Rate Treasury Digital Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
WisdomTree Floating Rate Treasury Digital Fund | Blockchain Technology Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Blockchain Technology Risk. Blockchain technology is a relatively new and untested technology that operates as a distributed ledger. There are risks associated with the Fund’s issuance, redemption, transfer, and recordkeeping of shares on a blockchain, and these risks may not fully emerge until the technology becomes more widely used. Blockchain systems are public and permissionless, and could be vulnerable to fraud, particularly if a significant minority of participants collude to defraud the rest. Access to a given blockchain requires a private key, which, if compromised, could result in loss due to theft, destruction, or inaccessibility. There is limited regulation of blockchain technology other than the intrinsic public nature of the blockchain system, and any future regulatory developments could adversely affect the viability and expansion of the use of blockchain technology. There are currently a number of competing blockchain platforms with competing intellectual property claims, and the uncertainty inherent in these competing technologies could cause companies to use alternatives to blockchain. Blockchain networks may also undergo significant technological developments, such as the Ethereum blockchain’s change in September 2022 from proof-of-work mining to proof-of-stake validation. Blockchain networks can also experience delays in transaction processing and settlement, particularly during periods of high network congestion or increased transaction volume. Such delays could affect the timing of recording transactions or processing redemptions and transfers of Fund shares. During periods of congestion, the time required for transaction validation may increase, which could lead to delayed recording of transactions on the blockchain or off-chain recordkeeping systems. In extreme cases, prolonged delays could disrupt the Fund’s ability to process transactions efficiently or cause discrepancies between the blockchain record and the official book-entry record maintained by the Transfer Agent. Furthermore, blockchain networks typically impose transaction fees in the form of the network’s native digital asset (e.g., lumens on the Stellar blockchain or ether on the Ethereum blockchain). These fees can be unpredictable and may vary significantly depending on network conditions and levels of congestion. Sudden increases in transaction fees could impact the cost of processing Fund transactions or impose unexpected expenses on investors or the Transfer Agent or its affiliates, potentially affecting the overall efficiency of the Fund’s recordkeeping and transaction processing systems. Lastly, there may be undiscovered technical flaws in the Transfer Agent’s blockchain-integrated recordkeeping system or the underlying blockchain technology, including in the process by which transactions are recorded to a blockchain, recorded off-chain, and/or integrated with other recordkeeping systems. Such flaws could negatively impact the execution or recordkeeping of transactions in Fund shares. Additionally, technological advancements may lead to new or existing hardware or software tools or mechanisms that could undermine the integrity or functionality of blockchain systems, all of which could adversely impact transactions in Fund shares.

WisdomTree Floating Rate Treasury Digital Fund | U.S. Treasury Obligations Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury obligations to decline.

WisdomTree Floating Rate Treasury Digital Fund | Floating Rate Notes Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Floating Rate Notes Risk. Securities with floating rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value and negatively impact the Fund’s NAV, particularly if changes in prevailing interest rates are more frequent or sudden than the rate changes for the Floating Rate Notes, which only occur periodically.

WisdomTree Floating Rate Treasury Digital Fund | Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

WisdomTree Floating Rate Treasury Digital Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Market Risk. The trading prices of securities fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

WisdomTree Floating Rate Treasury Digital Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Cybersecurity Risk. The Fund and its service providers, as well as the App, Portal, wallet provider, blockchain networks and intermediaries, may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund or shareholder in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. For instance, if there are data security breaches of the Transfer Agent’s systems resulting in theft of the information necessary to link a Fund investor’s personal identity with such investor’s record of shares on a blockchain, the stolen information could be used to determine a shareholder’s identity and complete investing history in the Fund as recorded on a blockchain. Cyber-attacks affecting the Fund’s third- party service providers, App, Portal, wallet provider, blockchain network, or the issuers of securities in which the Fund invests may subject the Fund and shareholders to many of the same risks associated with direct cybersecurity breaches.

WisdomTree Floating Rate Treasury Digital Fund | Income Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Income Risk. The Fund is subject to the risk that its income will decline because of falling interest rates. Income risk is generally high for short-term bond funds, so investors should expect the Fund's income to fluctuate.

WisdomTree Floating Rate Treasury Digital Fund | Index and Data Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Index and Data Risk. The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index Provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

WisdomTree Floating Rate Treasury Digital Fund | Interest Rate Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates and changes to other factors, such as perception of an issuer’s creditworthiness. Funds with higher durations generally are subject to greater interest rate risk. For example, the price of a security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates.

WisdomTree Floating Rate Treasury Digital Fund | Investment Style Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

WisdomTree Floating Rate Treasury Digital Fund | Issuer Credit Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Issuer Credit Risk. The financial condition of an issuer of a debt security or other instrument may cause such issuer to default, become unable to pay interest or principal due or otherwise fail to honor its obligations or cause such issuer to be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations. The value of an investment in the Fund may change quickly and without warning in response to issuer defaults, changes in the credit ratings of the Fund’s portfolio investments and/or perceptions related thereto.

WisdomTree Floating Rate Treasury Digital Fund | Issuer Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Issuer Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

WisdomTree Floating Rate Treasury Digital Fund | Large Shareholder Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Large Shareholder Risk. From time to time, shareholders of the Fund (which may include institutional investors, other WisdomTree funds and WisdomTree and its affiliates), may make relatively large redemptions or purchases of Fund shares. These transactions may cause the Fund to sell investments or invest additional cash, as the case may be, at disadvantageous prices or at times it may not otherwise do so. Redemptions of a large number of shares may also increase transaction and other costs or have adverse tax consequences for shareholders of the Fund by requiring a sale of investments. Purchases of a large number of shares may adversely affect performance to the extent that it takes time to invest new cash and the Fund maintains a larger cash position than it normally would.

WisdomTree Floating Rate Treasury Digital Fund | Non-Correlation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Non-Correlation Risk. As with all index funds, the Fund may not provide investment performance matching that of the Index for a variety of reasons.

WisdomTree Floating Rate Treasury Digital Fund | Prepayment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Prepayment Risk. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.

WisdomTree Floating Rate Treasury Digital Fund | Portfolio Turnover Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Portfolio Turnover Risk. Significant investor purchases or redemptions and/or Fund purchasing or selling of portfolio assets in seeking to track the Index may result in a high portfolio turnover rate. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and the distribution of additional capital gains, which generate greater tax liabilities for shareholders. These factors may negatively affect the Fund’s performance.

WisdomTree Floating Rate Treasury Digital Fund | WisdomTree Floating Rate Treasury Digital Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FLTTX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.05%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.05%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 5
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	16
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	28
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 64
WisdomTree Short-Term Treasury Digital Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	WisdomTree Short-Term Treasury Digital Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The WisdomTree Short-Term Treasury Digital Fund (the “Fund”) seeks to track the performance, before fees and expenses, of an index designed to measure the performance of obligations of the U.S. Treasury with maturities between 1 and 3 years.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets. You may pay other fees, such as brokerage commissions and other fees to intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 296% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	296.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Solactive U.S. 1-3 Year Treasury Bond Index (the “Index”) through the use of a representative sampling strategy. Under normal circumstances, at least 80% of the value of the Fund’s net assets, plus the amount of any borrowings for investment purposes, will be invested in component securities of the Index, which is comprised of U.S. Treasury securities with a dollar weighted average maturity between 1 and 3 years and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities. The Index is maintained by Solactive, AG (the “Index Provider”) and is designed to measure the performance of obligations of the U.S. Treasury with remaining maturities between 1 and 3 years. The components of the Index are weighted by market-capitalization and the Index is rebalanced and reconstituted on a monthly basis. It is anticipated that the number of constituents comprising the Index will be between approximately 90 and 100 constituents. The Index includes component securities of available fixed rate nominal securities issued publicly by the U.S. Treasury, but excludes Treasury Inflation-Protected Securities (“TIPS”), Separate Trading of Registered Interest and Principal of Securities (“STRIPS”), and the State and Local Government Series (“SLGS”). Accordingly, the Fund will invest in U.S. Treasury obligations in seeking to track the Index and will publicly disclose its portfolio holdings daily. The Fund may be required to purchase or sell portfolio assets in order to track the Index as the Index reconstitutes and rebalances and/or to meet investor purchase or redemption requests. As a result, the Fund will engage in frequent trading of portfolio securities.

Use of Blockchain

As described further below, through its transfer agent, the Fund uses blockchain technology in relation to maintaining a record of its shares. The following “Use of Blockchain” section describes what blockchain technology is and how the Fund uses it for the recording of its shares.

WisdomTree Transfers, Inc., the Fund’s transfer agent (“WisdomTree Transfers” or “Transfer Agent”), maintains the official record of share ownership through an integrated recordkeeping system with records in book-entry form and digital representations of Fund shares that are recorded – or tokenized – on the applicable blockchain. A transfer of the record on the blockchain can act as an information source for the Transfer Agent to register a transaction in its book-entry records. The Transfer Agent will reconcile book-entry and blockchain transactions on at least a daily basis. Reconciliation involves maintaining a matching book-entry record and blockchain record of the total number of shares in circulation, the ownership of the shares at any given time, and all transactions between parties involving the shares. The Transfer Agent’s book-entry records constitute the official record of share ownership. The policies and procedures of the Fund and the Transfer Agent both address the use of blockchain integrated recordkeeping systems. The Fund’s Board of Trustees (the “Board”) has approved these policies and procedures, including those that address the use of blockchain integrated recordkeeping systems.

A blockchain is an open, distributed ledger that digitally records transactions in a verifiable way using cryptography. A distributed ledger is a database in which data is stored in a decentralized manner. Cryptography is a method of storing and transmitting data in a particular form so that only those for whom it is intended can read and process it. A blockchain stores transaction data in “blocks” that are linked together to form a “chain”, and hence the name blockchain. Transactions on the blockchain are verified and authenticated by computers on the network. The process of authenticating a transaction before it is recorded ensures that only valid and authorized transactions are permanently recorded as “blocks” on the blockchain.

In order to facilitate the use of blockchain technology, a potential shareholder must have a blockchain wallet. WisdomTree Digital Movement, Inc. or WisdomTree Digital Trust Company, LLC, as applicable (each entity, as applicable, “WisdomTree Digital”) provides a Stellar-based wallet, including through a mobile application for individual shareholders, WisdomTree Prime® (the “App”). Institutional investors may, for their convenience and in their sole discretion, elect to use their own wallet if registered by the Transfer Agent or its agents in their sole discretion through WisdomTree ConnectTM (the “Portal”). The Portal may be accessed via a web-based portal or via application programming interface (see “Purchase and Redemption of Fund Shares” below). A blockchain wallet is a software application which stores a user’s “private key” and related digital or tokenized assets and is used to facilitate sending digital or tokenized assets on a particular blockchain. The term “digital assets” as used herein refers to native crypto assets of blockchains or protocols running on top of blockchains and the term “tokenized assets” as used herein refers to the creation of a digital representation of a traditional asset, such as the Fund shares, on the blockchain or the issuance of such an asset directly on the blockchain. A “private key” is one of two numbers in a cryptographic “key pair.” A key pair consists of a “public key” and its corresponding private key, both of which are lengthy alphanumeric codes, derived together and possessing a unique relationship. The private key is used by the owner of a digital wallet to send (i.e., digitally sign and authenticate) digital or tokenized assets and is private to the wallet owner. The public key is, as the name implies, public and open to others on the applicable blockchain to send digital assets to. The blockchain will only record public key information. WisdomTree Digital holds the private keys associated with Stellar-based wallets for individual shareholders. Institutional investors opting to use their own wallets will be responsible for holding the private key associated with their wallets, which is essential for authenticating and authorizing transactions on the applicable blockchain. An institutional investor may choose to hold the private key in their own self-hosted wallet service or use a third-party wallet service that holds the private key. Accordingly, the Stellar blockchain is currently the default blockchain utilized for retail investors, although blockchain expansion is anticipated for the future, while institutional investors may currently use other blockchains, which may offer benefits such as different transaction speeds or efficiencies based on the investor’s operational preferences.

The Transfer Agent utilizes a permissioned system that operates on top of public, permissionless blockchains. The permissioned system is established through a combination of policies, procedures, and technological controls which collectively seek to ensure that the blockchain operates as an integrated but supplementary recordkeeping mechanism under the oversight of the Transfer Agent. To create and maintain this permissioned structure on public blockchains, WisdomTree Transfers registers and associates each blockchain wallet with relevant personal identifying information which is maintained in an off-chain registry (i.e., a separate database that is not available to the public and is used to satisfy anti-money laundering regulations). Permission is granted only to registered wallets, sometimes referred to as “whitelisting”, thereby restricting the ability to transact in tokenized shares to pre-approved participants. Smart contracts are deployed as part of the operational framework to enforce compliance with the Transfer Agent’s policies and procedures, as applicable. Specifically, smart contracts have been developed to support functions such as transfer restrictions to prevent unauthorized transfers to or from unregistered wallets and ability to claw back tokens to the extent that the digital representation of Fund share ownership does not align with the book-entry records. These smart contracts are designed, deployed, and maintained by WisdomTree Digital with oversight by the Transfer Agent. In this manner, this permissioned system prevents transactions between unknown persons or unknown blockchain wallets, even though blockchain infrastructure itself remains permissionless.

It is anticipated that Fund shareholders may have the benefit of shares that may be operated on more than one blockchain, such as the blockchains noted under “Additional Information About the Purchase and Redemption of Fund Shares.”. This feature may provide shareholders with the ability to move the record of ownership between blockchain wallets, such as between the Stellar and Ethereum blockchains as desired, which may include through interoperability, which is facilitated by the Transfer Agent’s process of burning and minting the digital representations of shares on each blockchain and the Transfer Agent continuing to maintain the Fund’s official records through integrated recordkeeping. These features may permit applicable shareholders to potentially take advantage of the benefits of a supported blockchain of their choice (i.e., Stellar or Ethereum blockchain), such as transaction speed or efficiency, while also helping facilitate the Fund’s shares being available for purchase, sale, or transfer in the broader blockchain ecosystem.

The recording of digital representation of Fund shares on the blockchain will not affect the Fund’s investments in securities. The Fund will not invest in any digital assets (referred to as, among other things, virtual currencies).

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk [Text Block]	rr_RiskTextBlock

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. The principal risks are generally presented in alphabetical order to facilitate finding particular risks when comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s prospectus titled “Additional Principal Risk Information About the Fund” and “Additional Non-Principal Risk Information.”

■	Blockchain Technology Risk. Blockchain technology is a relatively new and untested technology that operates as a distributed ledger. There are risks associated with the Fund’s issuance, redemption, transfer, and recordkeeping of shares on a blockchain, and these risks may not fully emerge until the technology becomes more widely used. Blockchain systems are public and permissionless, and could be vulnerable to fraud, particularly if a significant minority of participants collude to defraud the rest. Access to a given blockchain requires a private key, which, if compromised, could result in loss due to theft, destruction, or inaccessibility. There is limited regulation of blockchain technology other than the intrinsic public nature of the blockchain system, and any future regulatory developments could adversely affect the viability and expansion of the use of blockchain technology. There are currently a number of competing blockchain platforms with competing intellectual property claims, and the uncertainty inherent in these competing technologies could cause companies to use alternatives to blockchain. Blockchain networks may also undergo significant technological developments, such as the Ethereum blockchain’s change in September 2022 from proof-of-work mining to proof-of-stake validation. Blockchain networks can also experience delays in transaction processing and settlement, particularly during periods of high network congestion or increased transaction volume. Such delays could affect the timing of recording transactions or processing redemptions and transfers of Fund shares. During periods of congestion, the time required for transaction validation may increase, which could lead to delayed recording of transactions on the blockchain or off-chain recordkeeping systems. In extreme cases, prolonged delays could disrupt the Fund’s ability to process transactions efficiently or cause discrepancies between the blockchain record and the official book-entry record maintained by the Transfer Agent. Furthermore, blockchain networks typically impose transaction fees in the form of the network’s native digital asset (e.g., lumens on the Stellar blockchain or ether on the Ethereum blockchain). These fees can be unpredictable and may vary significantly depending on network conditions and levels of congestion. Sudden increases in transaction fees could impact the cost of processing Fund transactions or impose unexpected expenses on investors or the Transfer Agent or its affiliates, potentially affecting the overall efficiency of the Fund’s recordkeeping and transaction processing systems. Lastly, there may be undiscovered technical flaws in the Transfer Agent’s blockchain-integrated recordkeeping system or the underlying blockchain technology, including in the process by which transactions are recorded to a blockchain, recorded off-chain, and/or integrated with other recordkeeping systems. Such flaws could negatively impact the execution or recordkeeping of transactions in Fund shares. Additionally, technological advancements may lead to new or existing hardware or software tools or mechanisms that could undermine the integrity or functionality of blockchain systems, all of which could adversely impact transactions in Fund shares.

■	U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury obligations to decline.

■	Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of securities fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Cybersecurity Risk. The Fund and its service providers, as well as the App, Portal, wallet provider, blockchain networks and intermediaries, may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund or shareholder in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. For instance, if there are data security breaches of the Transfer Agent’s systems resulting in theft of the information necessary to link a Fund investor’s personal identity with such investor’s record of shares on a blockchain, the stolen information could be used to determine a shareholder’s identity and complete investing history in the Fund as recorded on a blockchain. Cyber-attacks affecting the Fund’s third- party service providers, App, Portal, wallet provider, blockchain network, or the issuers of securities in which the Fund invests may subject the Fund and shareholders to many of the same risks associated with direct cybersecurity breaches.

■	Income Risk. The Fund is subject to the risk that its income will decline because of falling interest rates. Income risk is generally high for short-term bond funds, so investors should expect the Fund's income to fluctuate.

■	Index and Data Risk. The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index Provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

■	Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates and changes to other factors, such as perception of an issuer’s creditworthiness. Funds with higher durations generally are subject to greater interest rate risk. For example, the price of a security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates.

■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

■	Issuer Credit Risk. The financial condition of an issuer of a debt security or other instrument may cause such issuer to default, become unable to pay interest or principal due or otherwise fail to honor its obligations or cause such issuer to be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations. The value of an investment in the Fund may change quickly and without warning in response to issuer defaults, changes in the credit ratings of the Fund’s portfolio investments and/or perceptions related thereto.

■	Issuer Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Large Shareholder Risk. From time to time, shareholders of the Fund (which may include institutional investors, other WisdomTree funds and WisdomTree and its affiliates), may make relatively large redemptions or purchases of Fund shares. These transactions may cause the Fund to sell investments or invest additional cash, as the case may be, at disadvantageous prices or at times it may not otherwise do so. Redemptions of a large number of shares may also increase transaction and other costs or have adverse tax consequences for shareholders of the Fund by requiring a sale of investments. Purchases of a large number of shares may adversely affect performance to the extent that it takes time to invest new cash and the Fund maintains a larger cash position than it normally would.

■	Non-Correlation Risk. As with all index funds, the Fund may not provide investment performance matching that of the Index for a variety of reasons.

■	Prepayment Risk. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.

■	Portfolio Turnover Risk. Significant investor purchases or redemptions and/or Fund purchasing or selling of portfolio assets in seeking to track the Index may result in a high portfolio turnover rate. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and the distribution of additional capital gains, which generate greater tax liabilities for shareholders. These factors may negatively affect the Fund’s performance.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund's average annual total returns, both before and after taxes for the one year period and since the Fund’s inception. This table also shows how the Fund's performance compares to that of the Index and the Bloomberg Aggregate U.S. Bond Index, a broad-based securities market index intended to represent the overall domestic fixed income market, as required by newly adopted regulations applicable to the Fund. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Performance information for the Fund is available through the App (as defined below in "Purchase and Redemption of Fund Shares") or at www.wisdomtree.com/investments.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.wisdomtree.com/investments
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund’s year-to-date total return as of September 30, 2024 was 2.82%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	2.28%	4Q/2023
Lowest Return	(0.46)%	2Q/2023

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ending December 31, 2023
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

WisdomTree Short-Term Treasury Digital Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
WisdomTree Short-Term Treasury Digital Fund | Blockchain Technology Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Blockchain Technology Risk. Blockchain technology is a relatively new and untested technology that operates as a distributed ledger. There are risks associated with the Fund’s issuance, redemption, transfer, and recordkeeping of shares on a blockchain, and these risks may not fully emerge until the technology becomes more widely used. Blockchain systems are public and permissionless, and could be vulnerable to fraud, particularly if a significant minority of participants collude to defraud the rest. Access to a given blockchain requires a private key, which, if compromised, could result in loss due to theft, destruction, or inaccessibility. There is limited regulation of blockchain technology other than the intrinsic public nature of the blockchain system, and any future regulatory developments could adversely affect the viability and expansion of the use of blockchain technology. There are currently a number of competing blockchain platforms with competing intellectual property claims, and the uncertainty inherent in these competing technologies could cause companies to use alternatives to blockchain. Blockchain networks may also undergo significant technological developments, such as the Ethereum blockchain’s change in September 2022 from proof-of-work mining to proof-of-stake validation. Blockchain networks can also experience delays in transaction processing and settlement, particularly during periods of high network congestion or increased transaction volume. Such delays could affect the timing of recording transactions or processing redemptions and transfers of Fund shares. During periods of congestion, the time required for transaction validation may increase, which could lead to delayed recording of transactions on the blockchain or off-chain recordkeeping systems. In extreme cases, prolonged delays could disrupt the Fund’s ability to process transactions efficiently or cause discrepancies between the blockchain record and the official book-entry record maintained by the Transfer Agent. Furthermore, blockchain networks typically impose transaction fees in the form of the network’s native digital asset (e.g., lumens on the Stellar blockchain or ether on the Ethereum blockchain). These fees can be unpredictable and may vary significantly depending on network conditions and levels of congestion. Sudden increases in transaction fees could impact the cost of processing Fund transactions or impose unexpected expenses on investors or the Transfer Agent or its affiliates, potentially affecting the overall efficiency of the Fund’s recordkeeping and transaction processing systems. Lastly, there may be undiscovered technical flaws in the Transfer Agent’s blockchain-integrated recordkeeping system or the underlying blockchain technology, including in the process by which transactions are recorded to a blockchain, recorded off-chain, and/or integrated with other recordkeeping systems. Such flaws could negatively impact the execution or recordkeeping of transactions in Fund shares. Additionally, technological advancements may lead to new or existing hardware or software tools or mechanisms that could undermine the integrity or functionality of blockchain systems, all of which could adversely impact transactions in Fund shares.

WisdomTree Short-Term Treasury Digital Fund | U.S. Treasury Obligations Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury obligations to decline.

WisdomTree Short-Term Treasury Digital Fund | Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

WisdomTree Short-Term Treasury Digital Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Market Risk. The trading prices of securities fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

WisdomTree Short-Term Treasury Digital Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Cybersecurity Risk. The Fund and its service providers, as well as the App, Portal, wallet provider, blockchain networks and intermediaries, may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund or shareholder in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. For instance, if there are data security breaches of the Transfer Agent’s systems resulting in theft of the information necessary to link a Fund investor’s personal identity with such investor’s record of shares on a blockchain, the stolen information could be used to determine a shareholder’s identity and complete investing history in the Fund as recorded on a blockchain. Cyber-attacks affecting the Fund’s third- party service providers, App, Portal, wallet provider, blockchain network, or the issuers of securities in which the Fund invests may subject the Fund and shareholders to many of the same risks associated with direct cybersecurity breaches.

WisdomTree Short-Term Treasury Digital Fund | Income Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Income Risk. The Fund is subject to the risk that its income will decline because of falling interest rates. Income risk is generally high for short-term bond funds, so investors should expect the Fund's income to fluctuate.

WisdomTree Short-Term Treasury Digital Fund | Index and Data Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Index and Data Risk. The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index Provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

WisdomTree Short-Term Treasury Digital Fund | Interest Rate Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates and changes to other factors, such as perception of an issuer’s creditworthiness. Funds with higher durations generally are subject to greater interest rate risk. For example, the price of a security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates.

WisdomTree Short-Term Treasury Digital Fund | Investment Style Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

WisdomTree Short-Term Treasury Digital Fund | Issuer Credit Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Issuer Credit Risk. The financial condition of an issuer of a debt security or other instrument may cause such issuer to default, become unable to pay interest or principal due or otherwise fail to honor its obligations or cause such issuer to be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations. The value of an investment in the Fund may change quickly and without warning in response to issuer defaults, changes in the credit ratings of the Fund’s portfolio investments and/or perceptions related thereto.

WisdomTree Short-Term Treasury Digital Fund | Issuer Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Issuer Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

WisdomTree Short-Term Treasury Digital Fund | Large Shareholder Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Large Shareholder Risk. From time to time, shareholders of the Fund (which may include institutional investors, other WisdomTree funds and WisdomTree and its affiliates), may make relatively large redemptions or purchases of Fund shares. These transactions may cause the Fund to sell investments or invest additional cash, as the case may be, at disadvantageous prices or at times it may not otherwise do so. Redemptions of a large number of shares may also increase transaction and other costs or have adverse tax consequences for shareholders of the Fund by requiring a sale of investments. Purchases of a large number of shares may adversely affect performance to the extent that it takes time to invest new cash and the Fund maintains a larger cash position than it normally would.

WisdomTree Short-Term Treasury Digital Fund | Non-Correlation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Non-Correlation Risk. As with all index funds, the Fund may not provide investment performance matching that of the Index for a variety of reasons.

WisdomTree Short-Term Treasury Digital Fund | Prepayment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Prepayment Risk. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.

WisdomTree Short-Term Treasury Digital Fund | Portfolio Turnover Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Portfolio Turnover Risk. Significant investor purchases or redemptions and/or Fund purchasing or selling of portfolio assets in seeking to track the Index may result in a high portfolio turnover rate. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and the distribution of additional capital gains, which generate greater tax liabilities for shareholders. These factors may negatively affect the Fund’s performance.

WisdomTree Short-Term Treasury Digital Fund | Solactive US 1-3 Year Treasury Bond Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	4.28%
Since Inception	rr_AverageAnnualReturnSinceInception	3.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 14, 2022
WisdomTree Short-Term Treasury Digital Fund | Bloomberg U.S. Aggregate Bond Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.53%
Since Inception	rr_AverageAnnualReturnSinceInception	3.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 14, 2022
WisdomTree Short-Term Treasury Digital Fund | WisdomTree Short-Term Treasury Digital Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WTSYX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.05%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.05%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 5
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	16
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	28
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 64
Annual Return 2023	rr_AnnualReturn2023	4.09%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.82%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2023
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.46%)
1 Year	rr_AverageAnnualReturnYear01	4.09%
Since Inception	rr_AverageAnnualReturnSinceInception	3.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 14, 2022
WisdomTree Short-Term Treasury Digital Fund | WisdomTree Short-Term Treasury Digital Fund | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	2.30%
Since Inception	rr_AverageAnnualReturnSinceInception	1.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 14, 2022
WisdomTree Short-Term Treasury Digital Fund | WisdomTree Short-Term Treasury Digital Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	2.40%
Since Inception	rr_AverageAnnualReturnSinceInception	2.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 14, 2022
WisdomTree 3-7 Year Treasury Digital Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	WisdomTree 3-7 Year Treasury Digital Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The WisdomTree 3-7 Year Treasury Digital Fund (the “Fund”) seeks to track the performance, before fees and expenses, of an index designed to measure the performance of obligations of the U.S. Treasury with maturities between 3 and 7 years.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets. You may pay other fees, such as brokerage commissions and other fees to intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 101% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	101.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Solactive U.S. 3-7 Year Treasury Bond Index (the “Index”) through the use of a representative sampling strategy. Under normal circumstances, at least 80% of the value of the Fund’s net assets, plus the amount of any borrowings for investment purposes, will be invested in component securities of the Index, which is comprised of U.S. Treasury securities with a dollar weighted average maturity of 3-7 years and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities. The Index is maintained by Solactive AG (the “Index Provider”) and is designed to measure the performance of obligations of the U.S. Treasury (i.e., notes issued by the U.S. Treasury), with remaining maturities between 3 and 7 years. The components of the Index are weighted by market-capitalization and the Index is rebalanced and reconstituted on a monthly basis. The Index includes component securities of available fixed rate nominal securities issued publicly by the U.S. Treasury, but excludes Treasury Inflation-Protected Securities (“TIPS”), Separate Trading of Registered Interest and Principal of Securities (“STRIPS”), and the State and Local Government Series (“SLGS”). Accordingly, the Fund will invest in U.S. Treasury obligations in seeking to track the Index and will publicly disclose its portfolio holdings daily. The Fund may be required to purchase or sell portfolio assets in order to track the Index as the Index reconstitutes and rebalances and/or to meet investor purchase or redemption requests. As a result, the Fund will engage in frequent trading of portfolio securities.

Use of Blockchain

As described further below, through its transfer agent, the Fund uses blockchain technology in relation to maintaining a record of its shares. The following “Use of Blockchain” section describes what blockchain technology is and how the Fund uses it for the recording of its shares.

WisdomTree Transfers, Inc., the Fund’s transfer agent (“WisdomTree Transfers” or “Transfer Agent”), maintains the official record of share ownership through an integrated recordkeeping system with records in book-entry form and digital representations of Fund shares that are recorded – or tokenized – on the applicable blockchain. A transfer of the record on the blockchain can act as an information source for the Transfer Agent to register a transaction in its book-entry records. The Transfer Agent will reconcile book-entry and blockchain transactions on at least a daily basis. Reconciliation involves maintaining a matching book-entry record and blockchain record of the total number of shares in circulation, the ownership of the shares at any given time, and all transactions between parties involving the shares. The Transfer Agent’s book-entry records constitute the official record of share ownership. The policies and procedures of the Fund and the Transfer Agent both address the use of blockchain integrated recordkeeping systems. The Fund’s Board of Trustees (the “Board”) has approved these policies and procedures, including those that address the use of blockchain integrated recordkeeping systems.

A blockchain is an open, distributed ledger that digitally records transactions in a verifiable way using cryptography. A distributed ledger is a database in which data is stored in a decentralized manner. Cryptography is a method of storing and transmitting data in a particular form so that only those for whom it is intended can read and process it. A blockchain stores transaction data in “blocks” that are linked together to form a “chain”, and hence the name blockchain. Transactions on the blockchain are verified and authenticated by computers on the network. The process of authenticating a transaction before it is recorded ensures that only valid and authorized transactions are permanently recorded as “blocks” on the blockchain.

In order to facilitate the use of blockchain technology, a potential shareholder must have a blockchain wallet. WisdomTree Digital Movement, Inc. or WisdomTree Digital Trust Company, LLC, as applicable (each entity, as applicable, “WisdomTree Digital”) provides a Stellar-based wallet, including through a mobile application for individual shareholders, WisdomTree Prime® (the “App”). Institutional investors may, for their convenience and in their sole discretion, elect to use their own wallet if registered by the Transfer Agent or its agents in their sole discretion through WisdomTree ConnectTM (the “Portal”). The Portal may be accessed via a web-based portal or via application programming interface (see “Purchase and Redemption of Fund Shares” below). A blockchain wallet is a software application which stores a user’s “private key” and related digital or tokenized assets and is used to facilitate sending digital or tokenized assets on a particular blockchain. The term “digital assets” as used herein refers to native crypto assets of blockchains or protocols running on top of blockchains and the term “tokenized assets” as used herein refers to the creation of a digital representation of a traditional asset, such as the Fund shares, on the blockchain or the issuance of such an asset directly on the blockchain. A “private key” is one of two numbers in a cryptographic “key pair.” A key pair consists of a “public key” and its corresponding private key, both of which are lengthy alphanumeric codes, derived together and possessing a unique relationship. The private key is used by the owner of a digital wallet to send (i.e., digitally sign and authenticate) digital or tokenized assets and is private to the wallet owner. The public key is, as the name implies, public and open to others on the applicable blockchain to send digital assets to. The blockchain will only record public key information. WisdomTree Digital holds the private keys associated with Stellar-based wallets for individual shareholders. Institutional investors opting to use their own wallets will be responsible for holding the private key associated with their wallets, which is essential for authenticating and authorizing transactions on the applicable blockchain. An institutional investor may choose to hold the private key in their own self-hosted wallet service or use a third-party wallet service that holds the private key. Accordingly, the Stellar blockchain is currently the default blockchain utilized for retail investors, although blockchain expansion is anticipated for the future, while institutional investors may currently use other blockchains, which may offer benefits such as different transaction speeds or efficiencies based on the investor’s operational preferences.

The Transfer Agent utilizes a permissioned system that operates on top of public, permissionless blockchains. The permissioned system is established through a combination of policies, procedures, and technological controls which collectively seek to ensure that the blockchain operates as an integrated but supplementary recordkeeping mechanism under the oversight of the Transfer Agent. To create and maintain this permissioned structure on public blockchains, WisdomTree Transfers registers and associates each blockchain wallet with relevant personal identifying information which is maintained in an off-chain registry (i.e., a separate database that is not available to the public and is used to satisfy anti-money laundering regulations). Permission is granted only to registered wallets, sometimes referred to as “whitelisting”, thereby restricting the ability to transact in tokenized shares to pre-approved participants. Smart contracts are deployed as part of the operational framework to enforce compliance with the Transfer Agent’s policies and procedures, as applicable. Specifically, smart contracts have been developed to support functions such as transfer restrictions to prevent unauthorized transfers to or from unregistered wallets and ability to claw back tokens to the extent that the digital representation of Fund share ownership does not align with the book-entry records. These smart contracts are designed, deployed, and maintained by WisdomTree Digital with oversight by the Transfer Agent. In this manner, this permissioned system prevents transactions between unknown persons or unknown blockchain wallets, even though blockchain infrastructure itself remains permissionless.

It is anticipated that Fund shareholders may have the benefit of shares that may be operated on more than one blockchain, such as the blockchains noted under “Additional Information About the Purchase and Redemption of Fund Shares.”. This feature may provide shareholders with the ability to move the record of ownership between blockchain wallets, such as between the Stellar and Ethereum blockchains as desired, which may include through interoperability, which is facilitated by the Transfer Agent’s process of burning and minting the digital representations of shares on each blockchain and the Transfer Agent continuing to maintain the Fund’s official records through integrated recordkeeping. These features may permit applicable shareholders to potentially take advantage of the benefits of a supported blockchain of their choice (i.e., Stellar or Ethereum blockchain), such as transaction speed or efficiency, while also helping facilitate the Fund’s shares being available for purchase, sale, or transfer in the broader blockchain ecosystem.

The recording of digital representation of Fund shares on the blockchain will not affect the Fund’s investments in securities. The Fund will not invest in any digital assets (referred to as, among other things, virtual currencies).

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk [Text Block]	rr_RiskTextBlock

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. The principal risks are generally presented in alphabetical order to facilitate finding particular risks when comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s prospectus titled “Additional Principal Risk Information About the Fund” and “Additional Non-Principal Risk Information.”

■	Blockchain Technology Risk. Blockchain technology is a relatively new and untested technology that operates as a distributed ledger. There are risks associated with the Fund’s issuance, redemption, transfer, and recordkeeping of shares on a blockchain, and these risks may not fully emerge until the technology becomes more widely used. Blockchain systems are public and permissionless, and could be vulnerable to fraud, particularly if a significant minority of participants collude to defraud the rest. Access to a given blockchain requires a private key, which, if compromised, could result in loss due to theft, destruction, or inaccessibility. There is limited regulation of blockchain technology other than the intrinsic public nature of the blockchain system, and any future regulatory developments could adversely affect the viability and expansion of the use of blockchain technology. There are currently a number of competing blockchain platforms with competing intellectual property claims, and the uncertainty inherent in these competing technologies could cause companies to use alternatives to blockchain. Blockchain networks may also undergo significant technological developments, such as the Ethereum blockchain’s change in September 2022 from proof-of-work mining to proof-of-stake validation. Blockchain networks can also experience delays in transaction processing and settlement, particularly during periods of high network congestion or increased transaction volume. Such delays could affect the timing of recording transactions or processing redemptions and transfers of Fund shares. During periods of congestion, the time required for transaction validation may increase, which could lead to delayed recording of transactions on the blockchain or off-chain recordkeeping systems. In extreme cases, prolonged delays could disrupt the Fund’s ability to process transactions efficiently or cause discrepancies between the blockchain record and the official book-entry record maintained by the Transfer Agent. Furthermore, blockchain networks typically impose transaction fees in the form of the network’s native digital asset (e.g., lumens on the Stellar blockchain or ether on the Ethereum blockchain). These fees can be unpredictable and may vary significantly depending on network conditions and levels of congestion. Sudden increases in transaction fees could impact the cost of processing Fund transactions or impose unexpected expenses on investors or the Transfer Agent or its affiliates, potentially affecting the overall efficiency of the Fund’s recordkeeping and transaction processing systems. Lastly, there may be undiscovered technical flaws in the Transfer Agent’s blockchain-integrated recordkeeping system or the underlying blockchain technology, including in the process by which transactions are recorded to a blockchain, recorded off-chain, and/or integrated with other recordkeeping systems. Such flaws could negatively impact the execution or recordkeeping of transactions in Fund shares. Additionally, technological advancements may lead to new or existing hardware or software tools or mechanisms that could undermine the integrity or functionality of blockchain systems, all of which could adversely impact transactions in Fund shares.

■	U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury obligations to decline.

■	Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of securities fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Cybersecurity Risk. The Fund and its service providers, as well as the App, Portal, wallet provider, blockchain networks and intermediaries, may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund or shareholder in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. For instance, if there are data security breaches of the Transfer Agent’s systems resulting in theft of the information necessary to link a Fund investor’s personal identity with such investor’s record of shares on a blockchain, the stolen information could be used to determine a shareholder’s identity and complete investing history in the Fund as recorded on a blockchain. Cyber-attacks affecting the Fund’s third- party service providers, App, Portal, wallet provider, blockchain network, or the issuers of securities in which the Fund invests may subject the Fund and shareholders to many of the same risks associated with direct cybersecurity breaches.

■	Income Risk. The Fund is subject to the risk that its income will decline because of falling interest rates. Income risk is generally high for short-term bond funds, so investors should expect the Fund's income to fluctuate.

■	Index and Data Risk. The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index Provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

■	Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates and changes to other factors, such as perception of an issuer’s creditworthiness. Funds with higher durations generally are subject to greater interest rate risk. For example, the price of a security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates.

■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

■	Issuer Credit Risk. The financial condition of an issuer of a debt security or other instrument may cause such issuer to default, become unable to pay interest or principal due or otherwise fail to honor its obligations or cause such issuer to be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations. The value of an investment in the Fund may change quickly and without warning in response to issuer defaults, changes in the credit ratings of the Fund’s portfolio investments and/or perceptions related thereto.

■	Issuer Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Large Shareholder Risk. From time to time, shareholders of the Fund (which may include institutional investors, other WisdomTree funds and WisdomTree and its affiliates), may make relatively large redemptions or purchases of Fund shares. These transactions may cause the Fund to sell investments or invest additional cash, as the case may be, at disadvantageous prices or at times it may not otherwise do so. Redemptions of a large number of shares may also increase transaction and other costs or have adverse tax consequences for shareholders of the Fund by requiring a sale of investments. Purchases of a large number of shares may adversely affect performance to the extent that it takes time to invest new cash and the Fund maintains a larger cash position than it normally would.

■	Non-Correlation Risk. As with all index funds, the Fund may not provide investment performance matching that of the Index for a variety of reasons.

■	Prepayment Risk. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.

■	Portfolio Turnover Risk. Significant investor purchases or redemptions and/or Fund purchasing or selling of portfolio assets in seeking to track the Index may result in a high portfolio turnover rate. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and the distribution of additional capital gains, which generate greater tax liabilities for shareholders. These factors may negatively affect the Fund’s performance.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund commenced operations on January 19, 2023, and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the Fund’s performance to a broad measure of market performance. Performance information for the Fund is available through the App (as defined below in “Purchase and Redemption of Fund Shares”) or at www.wisdomtree.com/investments.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the Fund’s performance to a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund commenced operations on January 19, 2023, and therefore does not have performance history for a full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.wisdomtree.com/investments
WisdomTree 3-7 Year Treasury Digital Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
WisdomTree 3-7 Year Treasury Digital Fund | Blockchain Technology Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Blockchain Technology Risk. Blockchain technology is a relatively new and untested technology that operates as a distributed ledger. There are risks associated with the Fund’s issuance, redemption, transfer, and recordkeeping of shares on a blockchain, and these risks may not fully emerge until the technology becomes more widely used. Blockchain systems are public and permissionless, and could be vulnerable to fraud, particularly if a significant minority of participants collude to defraud the rest. Access to a given blockchain requires a private key, which, if compromised, could result in loss due to theft, destruction, or inaccessibility. There is limited regulation of blockchain technology other than the intrinsic public nature of the blockchain system, and any future regulatory developments could adversely affect the viability and expansion of the use of blockchain technology. There are currently a number of competing blockchain platforms with competing intellectual property claims, and the uncertainty inherent in these competing technologies could cause companies to use alternatives to blockchain. Blockchain networks may also undergo significant technological developments, such as the Ethereum blockchain’s change in September 2022 from proof-of-work mining to proof-of-stake validation. Blockchain networks can also experience delays in transaction processing and settlement, particularly during periods of high network congestion or increased transaction volume. Such delays could affect the timing of recording transactions or processing redemptions and transfers of Fund shares. During periods of congestion, the time required for transaction validation may increase, which could lead to delayed recording of transactions on the blockchain or off-chain recordkeeping systems. In extreme cases, prolonged delays could disrupt the Fund’s ability to process transactions efficiently or cause discrepancies between the blockchain record and the official book-entry record maintained by the Transfer Agent. Furthermore, blockchain networks typically impose transaction fees in the form of the network’s native digital asset (e.g., lumens on the Stellar blockchain or ether on the Ethereum blockchain). These fees can be unpredictable and may vary significantly depending on network conditions and levels of congestion. Sudden increases in transaction fees could impact the cost of processing Fund transactions or impose unexpected expenses on investors or the Transfer Agent or its affiliates, potentially affecting the overall efficiency of the Fund’s recordkeeping and transaction processing systems. Lastly, there may be undiscovered technical flaws in the Transfer Agent’s blockchain-integrated recordkeeping system or the underlying blockchain technology, including in the process by which transactions are recorded to a blockchain, recorded off-chain, and/or integrated with other recordkeeping systems. Such flaws could negatively impact the execution or recordkeeping of transactions in Fund shares. Additionally, technological advancements may lead to new or existing hardware or software tools or mechanisms that could undermine the integrity or functionality of blockchain systems, all of which could adversely impact transactions in Fund shares.

WisdomTree 3-7 Year Treasury Digital Fund | U.S. Treasury Obligations Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury obligations to decline.

WisdomTree 3-7 Year Treasury Digital Fund | Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

WisdomTree 3-7 Year Treasury Digital Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Market Risk. The trading prices of securities fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

WisdomTree 3-7 Year Treasury Digital Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Cybersecurity Risk. The Fund and its service providers, as well as the App, Portal, wallet provider, blockchain networks and intermediaries, may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund or shareholder in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. For instance, if there are data security breaches of the Transfer Agent’s systems resulting in theft of the information necessary to link a Fund investor’s personal identity with such investor’s record of shares on a blockchain, the stolen information could be used to determine a shareholder’s identity and complete investing history in the Fund as recorded on a blockchain. Cyber-attacks affecting the Fund’s third- party service providers, App, Portal, wallet provider, blockchain network, or the issuers of securities in which the Fund invests may subject the Fund and shareholders to many of the same risks associated with direct cybersecurity breaches.

WisdomTree 3-7 Year Treasury Digital Fund | Income Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Income Risk. The Fund is subject to the risk that its income will decline because of falling interest rates. Income risk is generally high for short-term bond funds, so investors should expect the Fund's income to fluctuate.

WisdomTree 3-7 Year Treasury Digital Fund | Index and Data Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Index and Data Risk. The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index Provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

WisdomTree 3-7 Year Treasury Digital Fund | Interest Rate Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates and changes to other factors, such as perception of an issuer’s creditworthiness. Funds with higher durations generally are subject to greater interest rate risk. For example, the price of a security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates.

WisdomTree 3-7 Year Treasury Digital Fund | Investment Style Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

WisdomTree 3-7 Year Treasury Digital Fund | Issuer Credit Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Issuer Credit Risk. The financial condition of an issuer of a debt security or other instrument may cause such issuer to default, become unable to pay interest or principal due or otherwise fail to honor its obligations or cause such issuer to be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations. The value of an investment in the Fund may change quickly and without warning in response to issuer defaults, changes in the credit ratings of the Fund’s portfolio investments and/or perceptions related thereto.

WisdomTree 3-7 Year Treasury Digital Fund | Issuer Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Issuer Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

WisdomTree 3-7 Year Treasury Digital Fund | Large Shareholder Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Large Shareholder Risk. From time to time, shareholders of the Fund (which may include institutional investors, other WisdomTree funds and WisdomTree and its affiliates), may make relatively large redemptions or purchases of Fund shares. These transactions may cause the Fund to sell investments or invest additional cash, as the case may be, at disadvantageous prices or at times it may not otherwise do so. Redemptions of a large number of shares may also increase transaction and other costs or have adverse tax consequences for shareholders of the Fund by requiring a sale of investments. Purchases of a large number of shares may adversely affect performance to the extent that it takes time to invest new cash and the Fund maintains a larger cash position than it normally would.

WisdomTree 3-7 Year Treasury Digital Fund | Non-Correlation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Non-Correlation Risk. As with all index funds, the Fund may not provide investment performance matching that of the Index for a variety of reasons.

WisdomTree 3-7 Year Treasury Digital Fund | Prepayment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Prepayment Risk. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.

WisdomTree 3-7 Year Treasury Digital Fund | Portfolio Turnover Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Portfolio Turnover Risk. Significant investor purchases or redemptions and/or Fund purchasing or selling of portfolio assets in seeking to track the Index may result in a high portfolio turnover rate. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and the distribution of additional capital gains, which generate greater tax liabilities for shareholders. These factors may negatively affect the Fund’s performance.

WisdomTree 3-7 Year Treasury Digital Fund | WisdomTree 3-7 Year Treasury Digital Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WTTSX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.05%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.05%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 5
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	16
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	28
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 64
WisdomTree 7-10 Year Treasury Digital Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	WisdomTree 7-10 Year Treasury Digital Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The WisdomTree 7-10 Year Treasury Digital Fund (the “Fund”) seeks to track the performance, before fees and expenses, of an index designed to measure the performance of obligations of the U.S. Treasury with maturities between 7 and 10 years.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets. You may pay other fees, such as brokerage commissions and other fees to intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 79% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	79.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Solactive U.S. 7-10 Year Treasury Bond Index (the “Index”) through the use of a representative sampling strategy. Under normal circumstances, at least 80% of the value of the Fund’s net assets, plus the amount of any borrowings for investment purposes, will be invested in component securities of the Index, which is comprised of U.S. Treasury securities with a dollar weighted average maturity of 7-10 years and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities. The Index is maintained by Solactive AG (the “Index Provider”) and is designed to measure the performance of obligations of the U.S. Treasury (i.e., notes issued by the U.S. Treasury), with remaining maturities between 7 and 10 years. The components of the Index are weighted by market-capitalization and the Index is rebalanced and reconstituted on a monthly basis. The Index includes component securities of available fixed rate nominal securities issued publicly by the U.S. Treasury, but excludes Treasury Inflation-Protected Securities (“TIPS”), Separate Trading of Registered Interest and Principal of Securities (“STRIPS”), and the State and Local Government Series (“SLGS”). Accordingly, the Fund will invest in U.S. Treasury obligations in seeking to track the Index and will publicly disclose its portfolio holdings daily. The Fund may be required to purchase or sell portfolio assets to track the Index as the Index reconstitutes and rebalances and/or in order to meet investor purchase or redemption requests. As a result, the Fund will engage in frequent trading of portfolio securities.

Use of Blockchain

As described further below, through its transfer agent, the Fund uses blockchain technology in relation to maintaining a record of its shares. The following “Use of Blockchain” section describes what blockchain technology is and how the Fund uses it for the recording of its shares.

WisdomTree Transfers, Inc., the Fund’s transfer agent (“WisdomTree Transfers” or “Transfer Agent”), maintains the official record of share ownership through an integrated recordkeeping system with records in book-entry form and digital representations of Fund shares that are recorded – or tokenized – on the applicable blockchain. A transfer of the record on the blockchain can act as an information source for the Transfer Agent to register a transaction in its book-entry records. The Transfer Agent will reconcile book-entry and blockchain transactions on at least a daily basis. Reconciliation involves maintaining a matching book-entry record and blockchain record of the total number of shares in circulation, the ownership of the shares at any given time, and all transactions between parties involving the shares. The Transfer Agent’s book-entry records constitute the official record of share ownership. The policies and procedures of the Fund and the Transfer Agent both address the use of blockchain integrated recordkeeping systems. The Fund’s Board of Trustees (the “Board”) has approved these policies and procedures, including those that address the use of blockchain integrated recordkeeping systems.

A blockchain is an open, distributed ledger that digitally records transactions in a verifiable way using cryptography. A distributed ledger is a database in which data is stored in a decentralized manner. Cryptography is a method of storing and transmitting data in a particular form so that only those for whom it is intended can read and process it. A blockchain stores transaction data in “blocks” that are linked together to form a “chain”, and hence the name blockchain. Transactions on the blockchain are verified and authenticated by computers on the network. The process of authenticating a transaction before it is recorded ensures that only valid and authorized transactions are permanently recorded as “blocks” on the blockchain.

In order to facilitate the use of blockchain technology, a potential shareholder must have a blockchain wallet. WisdomTree Digital Movement, Inc. or WisdomTree Digital Trust Company, LLC, as applicable (each entity, as applicable, “WisdomTree Digital”) provides a Stellar-based wallet, including through a mobile application for individual shareholders, WisdomTree Prime® (the “App”). Institutional investors may, for their convenience and in their sole discretion, elect to use their own wallet if registered by the Transfer Agent or its agents in their sole discretion through WisdomTree ConnectTM (the “Portal”). The Portal may be accessed via a web-based portal or via application programming interface (see “Purchase and Redemption of Fund Shares” below). A blockchain wallet is a software application which stores a user’s “private key” and related digital or tokenized assets and is used to facilitate sending digital or tokenized assets on a particular blockchain. The term “digital assets” as used herein refers to native crypto assets of blockchains or protocols running on top of blockchains and the term “tokenized assets” as used herein refers to the creation of a digital representation of a traditional asset, such as the Fund shares, on the blockchain or the issuance of such an asset directly on the blockchain. A “private key” is one of two numbers in a cryptographic “key pair.” A key pair consists of a “public key” and its corresponding private key, both of which are lengthy alphanumeric codes, derived together and possessing a unique relationship. The private key is used by the owner of a digital wallet to send (i.e., digitally sign and authenticate) digital or tokenized assets and is private to the wallet owner. The public key is, as the name implies, public and open to others on the applicable blockchain to send digital assets to. The blockchain will only record public key information. WisdomTree Digital holds the private keys associated with Stellar-based wallets for individual shareholders. Institutional investors opting to use their own wallets will be responsible for holding the private key associated with their wallets, which is essential for authenticating and authorizing transactions on the applicable blockchain. An institutional investor may choose to hold the private key in their own self-hosted wallet service or use a third-party wallet service that holds the private key. Accordingly, the Stellar blockchain is currently the default blockchain utilized for retail investors, although blockchain expansion is anticipated for the future, while institutional investors may currently use other blockchains, which may offer benefits such as different transaction speeds or efficiencies based on the investor’s operational preferences.

The Transfer Agent utilizes a permissioned system that operates on top of public, permissionless blockchains. The permissioned system is established through a combination of policies, procedures, and technological controls which collectively seek to ensure that the blockchain operates as an integrated but supplementary recordkeeping mechanism under the oversight of the Transfer Agent. To create and maintain this permissioned structure on public blockchains, WisdomTree Transfers registers and associates each blockchain wallet with relevant personal identifying information which is maintained in an off-chain registry (i.e., a separate database that is not available to the public and is used to satisfy anti-money laundering regulations). Permission is granted only to registered wallets, sometimes referred to as “whitelisting”, thereby restricting the ability to transact in tokenized shares to pre-approved participants. Smart contracts are deployed as part of the operational framework to enforce compliance with the Transfer Agent’s policies and procedures, as applicable. Specifically, smart contracts have been developed to support functions such as transfer restrictions to prevent unauthorized transfers to or from unregistered wallets and ability to claw back tokens to the extent that the digital representation of Fund share ownership does not align with the book-entry records. These smart contracts are designed, deployed, and maintained by WisdomTree Digital with oversight by the Transfer Agent. In this manner, this permissioned system prevents transactions between unknown persons or unknown blockchain wallets, even though blockchain infrastructure itself remains permissionless.

It is anticipated that Fund shareholders may have the benefit of shares that may be operated on more than one blockchain, such as the blockchains noted under “Additional Information About the Purchase and Redemption of Fund Shares.”. This feature may provide shareholders with the ability to move the record of ownership between blockchain wallets, such as between the Stellar and Ethereum blockchains as desired, which may include through interoperability, which is facilitated by the Transfer Agent’s process of burning and minting the digital representations of shares on each blockchain and the Transfer Agent continuing to maintain the Fund’s official records through integrated recordkeeping. These features may permit applicable shareholders to potentially take advantage of the benefits of a supported blockchain of their choice (i.e., Stellar or Ethereum blockchain), such as transaction speed or efficiency, while also helping facilitate the Fund’s shares being available for purchase, sale, or transfer in the broader blockchain ecosystem.

The recording of digital representation of Fund shares on the blockchain will not affect the Fund’s investments in securities. The Fund will not invest in any digital assets (referred to as, among other things, virtual currencies).

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk [Text Block]	rr_RiskTextBlock

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. The principal risks are generally presented in alphabetical order to facilitate finding particular risks when comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s prospectus titled “Additional Principal Risk Information About the Fund” and “Additional Non-Principal Risk Information.”

■	Blockchain Technology Risk. Blockchain technology is a relatively new and untested technology that operates as a distributed ledger. There are risks associated with the Fund’s issuance, redemption, transfer, and recordkeeping of shares on a blockchain, and these risks may not fully emerge until the technology becomes more widely used. Blockchain systems are public and permissionless, and could be vulnerable to fraud, particularly if a significant minority of participants collude to defraud the rest. Access to a given blockchain requires a private key, which, if compromised, could result in loss due to theft, destruction, or inaccessibility. There is limited regulation of blockchain technology other than the intrinsic public nature of the blockchain system, and any future regulatory developments could adversely affect the viability and expansion of the use of blockchain technology. There are currently a number of competing blockchain platforms with competing intellectual property claims, and the uncertainty inherent in these competing technologies could cause companies to use alternatives to blockchain. Blockchain networks may also undergo significant technological developments, such as the Ethereum blockchain’s change in September 2022 from proof-of-work mining to proof-of-stake validation. Blockchain networks can also experience delays in transaction processing and settlement, particularly during periods of high network congestion or increased transaction volume. Such delays could affect the timing of recording transactions or processing redemptions and transfers of Fund shares. During periods of congestion, the time required for transaction validation may increase, which could lead to delayed recording of transactions on the blockchain or off-chain recordkeeping systems. In extreme cases, prolonged delays could disrupt the Fund’s ability to process transactions efficiently or cause discrepancies between the blockchain record and the official book-entry record maintained by the Transfer Agent. Furthermore, blockchain networks typically impose transaction fees in the form of the network’s native digital asset (e.g., lumens on the Stellar blockchain or ether on the Ethereum blockchain). These fees can be unpredictable and may vary significantly depending on network conditions and levels of congestion. Sudden increases in transaction fees could impact the cost of processing Fund transactions or impose unexpected expenses on investors or the Transfer Agent or its affiliates, potentially affecting the overall efficiency of the Fund’s recordkeeping and transaction processing systems. Lastly, there may be undiscovered technical flaws in the Transfer Agent’s blockchain-integrated recordkeeping system or the underlying blockchain technology, including in the process by which transactions are recorded to a blockchain, recorded off-chain, and/or integrated with other recordkeeping systems. Such flaws could negatively impact the execution or recordkeeping of transactions in Fund shares. Additionally, technological advancements may lead to new or existing hardware or software tools or mechanisms that could undermine the integrity or functionality of blockchain systems, all of which could adversely impact transactions in Fund shares.

■	U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury obligations to decline.

■	Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of securities fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Cybersecurity Risk. The Fund and its service providers, as well as the App, Portal, wallet provider, blockchain networks and intermediaries, may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund or shareholder in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. For instance, if there are data security breaches of the Transfer Agent’s systems resulting in theft of the information necessary to link a Fund investor’s personal identity with such investor’s record of shares on a blockchain, the stolen information could be used to determine a shareholder’s identity and complete investing history in the Fund as recorded on a blockchain. Cyber-attacks affecting the Fund’s third- party service providers, App, Portal, wallet provider, blockchain network, or the issuers of securities in which the Fund invests may subject the Fund and shareholders to many of the same risks associated with direct cybersecurity breaches.

■	Income Risk. The Fund is subject to the risk that its income will decline because of falling interest rates.

■	Index and Data Risk. The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index Provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

■	Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates and changes to other factors, such as perception of an issuer’s creditworthiness. Funds with higher durations generally are subject to greater interest rate risk. For example, the price of a security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates.

■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

■	Issuer Credit Risk. The financial condition of an issuer of a debt security or other instrument may cause such issuer to default, become unable to pay interest or principal due or otherwise fail to honor its obligations or cause such issuer to be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations. The value of an investment in the Fund may change quickly and without warning in response to issuer defaults, changes in the credit ratings of the Fund’s portfolio investments and/or perceptions related thereto.

■	Issuer Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Large Shareholder Risk. From time to time, shareholders of the Fund (which may include institutional investors, other WisdomTree funds and WisdomTree and its affiliates), may make relatively large redemptions or purchases of Fund shares. These transactions may cause the Fund to sell investments or invest additional cash, as the case may be, at disadvantageous prices or at times it may not otherwise do so. Redemptions of a large number of shares may also increase transaction and other costs or have adverse tax consequences for shareholders of the Fund by requiring a sale of investments. Purchases of a large number of shares may adversely affect performance to the extent that it takes time to invest new cash and the Fund maintains a larger cash position than it normally would.

■	Non-Correlation Risk. As with all index funds, the Fund may not provide investment performance matching that of the Index for a variety of reasons.

■	Prepayment Risk. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.

■	Portfolio Turnover Risk. Significant investor purchases or redemptions and/or Fund purchasing or selling of portfolio assets in seeking to track the Index may result in a high portfolio turnover rate. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and the distribution of additional capital gains, which generate greater tax liabilities for shareholders. These factors may negatively affect the Fund’s performance.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund commenced operations on January 19, 2023, and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the Fund’s performance to a broad measure of market performance. Performance information for the Fund is available through the App (as defined below in “Purchase and Redemption of Fund Shares”) or at www.wisdomtree.com/investments.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the Fund’s performance to a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund commenced operations on January 19, 2023, and therefore does not have performance history for a full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.wisdomtree.com/investments
WisdomTree 7-10 Year Treasury Digital Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
WisdomTree 7-10 Year Treasury Digital Fund | Blockchain Technology Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Blockchain Technology Risk. Blockchain technology is a relatively new and untested technology that operates as a distributed ledger. There are risks associated with the Fund’s issuance, redemption, transfer, and recordkeeping of shares on a blockchain, and these risks may not fully emerge until the technology becomes more widely used. Blockchain systems are public and permissionless, and could be vulnerable to fraud, particularly if a significant minority of participants collude to defraud the rest. Access to a given blockchain requires a private key, which, if compromised, could result in loss due to theft, destruction, or inaccessibility. There is limited regulation of blockchain technology other than the intrinsic public nature of the blockchain system, and any future regulatory developments could adversely affect the viability and expansion of the use of blockchain technology. There are currently a number of competing blockchain platforms with competing intellectual property claims, and the uncertainty inherent in these competing technologies could cause companies to use alternatives to blockchain. Blockchain networks may also undergo significant technological developments, such as the Ethereum blockchain’s change in September 2022 from proof-of-work mining to proof-of-stake validation. Blockchain networks can also experience delays in transaction processing and settlement, particularly during periods of high network congestion or increased transaction volume. Such delays could affect the timing of recording transactions or processing redemptions and transfers of Fund shares. During periods of congestion, the time required for transaction validation may increase, which could lead to delayed recording of transactions on the blockchain or off-chain recordkeeping systems. In extreme cases, prolonged delays could disrupt the Fund’s ability to process transactions efficiently or cause discrepancies between the blockchain record and the official book-entry record maintained by the Transfer Agent. Furthermore, blockchain networks typically impose transaction fees in the form of the network’s native digital asset (e.g., lumens on the Stellar blockchain or ether on the Ethereum blockchain). These fees can be unpredictable and may vary significantly depending on network conditions and levels of congestion. Sudden increases in transaction fees could impact the cost of processing Fund transactions or impose unexpected expenses on investors or the Transfer Agent or its affiliates, potentially affecting the overall efficiency of the Fund’s recordkeeping and transaction processing systems. Lastly, there may be undiscovered technical flaws in the Transfer Agent’s blockchain-integrated recordkeeping system or the underlying blockchain technology, including in the process by which transactions are recorded to a blockchain, recorded off-chain, and/or integrated with other recordkeeping systems. Such flaws could negatively impact the execution or recordkeeping of transactions in Fund shares. Additionally, technological advancements may lead to new or existing hardware or software tools or mechanisms that could undermine the integrity or functionality of blockchain systems, all of which could adversely impact transactions in Fund shares.

WisdomTree 7-10 Year Treasury Digital Fund | U.S. Treasury Obligations Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury obligations to decline.

WisdomTree 7-10 Year Treasury Digital Fund | Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

WisdomTree 7-10 Year Treasury Digital Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Market Risk. The trading prices of securities fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

WisdomTree 7-10 Year Treasury Digital Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Cybersecurity Risk. The Fund and its service providers, as well as the App, Portal, wallet provider, blockchain networks and intermediaries, may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund or shareholder in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. For instance, if there are data security breaches of the Transfer Agent’s systems resulting in theft of the information necessary to link a Fund investor’s personal identity with such investor’s record of shares on a blockchain, the stolen information could be used to determine a shareholder’s identity and complete investing history in the Fund as recorded on a blockchain. Cyber-attacks affecting the Fund’s third- party service providers, App, Portal, wallet provider, blockchain network, or the issuers of securities in which the Fund invests may subject the Fund and shareholders to many of the same risks associated with direct cybersecurity breaches.

WisdomTree 7-10 Year Treasury Digital Fund | Income Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Income Risk. The Fund is subject to the risk that its income will decline because of falling interest rates.

WisdomTree 7-10 Year Treasury Digital Fund | Index and Data Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Index and Data Risk. The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index Provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

WisdomTree 7-10 Year Treasury Digital Fund | Interest Rate Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates and changes to other factors, such as perception of an issuer’s creditworthiness. Funds with higher durations generally are subject to greater interest rate risk. For example, the price of a security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates.

WisdomTree 7-10 Year Treasury Digital Fund | Investment Style Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

WisdomTree 7-10 Year Treasury Digital Fund | Issuer Credit Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Issuer Credit Risk. The financial condition of an issuer of a debt security or other instrument may cause such issuer to default, become unable to pay interest or principal due or otherwise fail to honor its obligations or cause such issuer to be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations. The value of an investment in the Fund may change quickly and without warning in response to issuer defaults, changes in the credit ratings of the Fund’s portfolio investments and/or perceptions related thereto.

WisdomTree 7-10 Year Treasury Digital Fund | Issuer Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Issuer Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

WisdomTree 7-10 Year Treasury Digital Fund | Large Shareholder Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Large Shareholder Risk. From time to time, shareholders of the Fund (which may include institutional investors, other WisdomTree funds and WisdomTree and its affiliates), may make relatively large redemptions or purchases of Fund shares. These transactions may cause the Fund to sell investments or invest additional cash, as the case may be, at disadvantageous prices or at times it may not otherwise do so. Redemptions of a large number of shares may also increase transaction and other costs or have adverse tax consequences for shareholders of the Fund by requiring a sale of investments. Purchases of a large number of shares may adversely affect performance to the extent that it takes time to invest new cash and the Fund maintains a larger cash position than it normally would.

WisdomTree 7-10 Year Treasury Digital Fund | Non-Correlation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Non-Correlation Risk. As with all index funds, the Fund may not provide investment performance matching that of the Index for a variety of reasons.

WisdomTree 7-10 Year Treasury Digital Fund | Prepayment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Prepayment Risk. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.

WisdomTree 7-10 Year Treasury Digital Fund | Portfolio Turnover Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Portfolio Turnover Risk. Significant investor purchases or redemptions and/or Fund purchasing or selling of portfolio assets in seeking to track the Index may result in a high portfolio turnover rate. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and the distribution of additional capital gains, which generate greater tax liabilities for shareholders. These factors may negatively affect the Fund’s performance.

WisdomTree 7-10 Year Treasury Digital Fund | WisdomTree 7-10 Year Treasury Digital Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WTSTX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.05%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.05%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 5
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	16
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	28
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 64
WisdomTree Long-Term Treasury Digital Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	WisdomTree Long-Term Treasury Digital Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The WisdomTree Long-Term Treasury Digital Fund (the “Fund”) seeks to track the performance, before fees and expenses, of an index designed to measure the performance of obligations of the U.S. Treasury, with maturities greater than 20 years.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets. You may pay other fees, such as brokerage commissions and other fees to intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 6% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	6.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Solactive U.S. 20+ Year Treasury Bond Index (the “Index”) through the use of a representative sampling strategy. Under normal circumstances, at least 80% of the value of the Fund’s net assets, plus the amount of any borrowings for investment purposes, will be invested in component securities of the Index, which is comprised of U.S. Treasury securities with a dollar weighted average maturity of greater than 20 years and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities. The Index is maintained by Solactive AG (the “Index Provider”) and is designed to measure the performance of obligations of the U.S. Treasury (i.e., bonds issued by the U.S. Treasury), with greater than 20-year maturities. The components of the Index are weighted by market-capitalization and the Index is rebalanced and reconstituted on a monthly basis. The Index includes component securities of available fixed rate nominal securities issued publicly by the U.S. Treasury, but excludes Treasury Inflation-Protected Securities (“TIPS”), Separate Trading of Registered Interest and Principal of Securities (“STRIPS”), and the State and Local Government Series (“SLGS”). Accordingly, the Fund will invest in U.S. Treasury obligations in seeking to track the Index and will publicly disclose its portfolio holdings daily. The Fund may be required to purchase or sell portfolio assets to track the Index as the Index reconstitutes and rebalances and/or in order to meet investor purchase or redemption requests. As a result, the Fund will engage in frequent trading of portfolio securities.

Use of Blockchain

As described further below, through its transfer agent, the Fund uses blockchain technology in relation to maintaining a record of its shares. The following “Use of Blockchain” section describes what blockchain technology is and how the Fund uses it for the recording of its shares.

WisdomTree Transfers, Inc., the Fund’s transfer agent (“WisdomTree Transfers” or “Transfer Agent”), maintains the official record of share ownership through an integrated recordkeeping system with records in book-entry form and digital representations of Fund shares that are recorded – or tokenized – on the applicable blockchain. A transfer of the record on the blockchain can act as an information source for the Transfer Agent to register a transaction in its book-entry records. The Transfer Agent will reconcile book-entry and blockchain transactions on at least a daily basis. Reconciliation involves maintaining a matching book-entry record and blockchain record of the total number of shares in circulation, the ownership of the shares at any given time, and all transactions between parties involving the shares. The Transfer Agent’s book-entry records constitute the official record of share ownership. The policies and procedures of the Fund and the Transfer Agent both address the use of blockchain integrated recordkeeping systems. The Fund’s Board of Trustees (the “Board”) has approved these policies and procedures, including those that address the use of blockchain integrated recordkeeping systems.

A blockchain is an open, distributed ledger that digitally records transactions in a verifiable way using cryptography. A distributed ledger is a database in which data is stored in a decentralized manner. Cryptography is a method of storing and transmitting data in a particular form so that only those for whom it is intended can read and process it. A blockchain stores transaction data in “blocks” that are linked together to form a “chain”, and hence the name blockchain. Transactions on the blockchain are verified and authenticated by computers on the network. The process of authenticating a transaction before it is recorded ensures that only valid and authorized transactions are permanently recorded as “blocks” on the blockchain.

In order to facilitate the use of blockchain technology, a potential shareholder must have a blockchain wallet. WisdomTree Digital Movement, Inc. or WisdomTree Digital Trust Company, LLC, as applicable (each entity, as applicable, “WisdomTree Digital”) provides a Stellar-based wallet, including through a mobile application for individual shareholders, WisdomTree Prime® (the “App”). Institutional investors may, for their convenience and in their sole discretion, elect to use their own wallet if registered by the Transfer Agent or its agents in their sole discretion through WisdomTree ConnectTM (the “Portal”). The Portal may be accessed via a web-based portal or via application programming interface (see “Purchase and Redemption of Fund Shares” below). A blockchain wallet is a software application which stores a user’s “private key” and related digital or tokenized assets and is used to facilitate sending digital or tokenized assets on a particular blockchain. The term “digital assets” as used herein refers to native crypto assets of blockchains or protocols running on top of blockchains and the term “tokenized assets” as used herein refers to the creation of a digital representation of a traditional asset, such as the Fund shares, on the blockchain or the issuance of such an asset directly on the blockchain. A “private key” is one of two numbers in a cryptographic “key pair.” A key pair consists of a “public key” and its corresponding private key, both of which are lengthy alphanumeric codes, derived together and possessing a unique relationship. The private key is used by the owner of a digital wallet to send (i.e., digitally sign and authenticate) digital or tokenized assets and is private to the wallet owner. The public key is, as the name implies, public and open to others on the applicable blockchain to send digital assets to. The blockchain will only record public key information. WisdomTree Digital holds the private keys associated with Stellar-based wallets for individual shareholders. Institutional investors opting to use their own wallets will be responsible for holding the private key associated with their wallets, which is essential for authenticating and authorizing transactions on the applicable blockchain. An institutional investor may choose to hold the private key in their own self-hosted wallet service or use a third-party wallet service that holds the private key. Accordingly, the Stellar blockchain is currently the default blockchain utilized for retail investors, although blockchain expansion is anticipated for the future, while institutional investors may currently use other blockchains, which may offer benefits such as different transaction speeds or efficiencies based on the investor’s operational preferences.

The Transfer Agent utilizes a permissioned system that operates on top of public, permissionless blockchains. The permissioned system is established through a combination of policies, procedures, and technological controls which collectively seek to ensure that the blockchain operates as an integrated but supplementary recordkeeping mechanism under the oversight of the Transfer Agent. To create and maintain this permissioned structure on public blockchains, WisdomTree Transfers registers and associates each blockchain wallet with relevant personal identifying information which is maintained in an off-chain registry (i.e., a separate database that is not available to the public and is used to satisfy anti-money laundering regulations). Permission is granted only to registered wallets, sometimes referred to as “whitelisting”, thereby restricting the ability to transact in tokenized shares to pre-approved participants. Smart contracts are deployed as part of the operational framework to enforce compliance with the Transfer Agent’s policies and procedures, as applicable. Specifically, smart contracts have been developed to support functions such as transfer restrictions to prevent unauthorized transfers to or from unregistered wallets and ability to claw back tokens to the extent that the digital representation of Fund share ownership does not align with the book-entry records. These smart contracts are designed, deployed, and maintained by WisdomTree Digital with oversight by the Transfer Agent. In this manner, this permissioned system prevents transactions between unknown persons or unknown blockchain wallets, even though blockchain infrastructure itself remains permissionless.

It is anticipated that Fund shareholders may have the benefit of shares that may be operated on more than one blockchain, such as the blockchains noted under “Additional Information About the Purchase and Redemption of Fund Shares.”. This feature may provide shareholders with the ability to move the record of ownership between blockchain wallets, such as between the Stellar and Ethereum blockchains as desired, which may include through interoperability, which is facilitated by the Transfer Agent’s process of burning and minting the digital representations of shares on each blockchain and the Transfer Agent continuing to maintain the Fund’s official records through integrated recordkeeping. These features may permit applicable shareholders to potentially take advantage of the benefits of a supported blockchain of their choice (i.e., Stellar or Ethereum blockchain), such as transaction speed or efficiency, while also helping facilitate the Fund’s shares being available for purchase, sale, or transfer in the broader blockchain ecosystem.

The recording of digital representation of Fund shares on the blockchain will not affect the Fund’s investments in securities. The Fund will not invest in any digital assets (referred to as, among other things, virtual currencies).

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk [Text Block]	rr_RiskTextBlock

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. The principal risks are generally presented in alphabetical order to facilitate finding particular risks when comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s prospectus titled “Additional Principal Risk Information About the Fund” and “Additional Non-Principal Risk Information.”

■	Blockchain Technology Risk. Blockchain technology is a relatively new and untested technology that operates as a distributed ledger. There are risks associated with the Fund’s issuance, redemption, transfer, and recordkeeping of shares on a blockchain, and these risks may not fully emerge until the technology becomes more widely used. Blockchain systems are public and permissionless, and could be vulnerable to fraud, particularly if a significant minority of participants collude to defraud the rest. Access to a given blockchain requires a private key, which, if compromised, could result in loss due to theft, destruction, or inaccessibility. There is limited regulation of blockchain technology other than the intrinsic public nature of the blockchain system, and any future regulatory developments could adversely affect the viability and expansion of the use of blockchain technology. There are currently a number of competing blockchain platforms with competing intellectual property claims, and the uncertainty inherent in these competing technologies could cause companies to use alternatives to blockchain. Blockchain networks may also undergo significant technological developments, such as the Ethereum blockchain’s change in September 2022 from proof-of-work mining to proof-of-stake validation. Blockchain networks can also experience delays in transaction processing and settlement, particularly during periods of high network congestion or increased transaction volume. Such delays could affect the timing of recording transactions or processing redemptions and transfers of Fund shares. During periods of congestion, the time required for transaction validation may increase, which could lead to delayed recording of transactions on the blockchain or off-chain recordkeeping systems. In extreme cases, prolonged delays could disrupt the Fund’s ability to process transactions efficiently or cause discrepancies between the blockchain record and the official book-entry record maintained by the Transfer Agent. Furthermore, blockchain networks typically impose transaction fees in the form of the network’s native digital asset (e.g., lumens on the Stellar blockchain or ether on the Ethereum blockchain). These fees can be unpredictable and may vary significantly depending on network conditions and levels of congestion. Sudden increases in transaction fees could impact the cost of processing Fund transactions or impose unexpected expenses on investors or the Transfer Agent or its affiliates, potentially affecting the overall efficiency of the Fund’s recordkeeping and transaction processing systems. Lastly, there may be undiscovered technical flaws in the Transfer Agent’s blockchain-integrated recordkeeping system or the underlying blockchain technology, including in the process by which transactions are recorded to a blockchain, recorded off-chain, and/or integrated with other recordkeeping systems. Such flaws could negatively impact the execution or recordkeeping of transactions in Fund shares. Additionally, technological advancements may lead to new or existing hardware or software tools or mechanisms that could undermine the integrity or functionality of blockchain systems, all of which could adversely impact transactions in Fund shares.

■	U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury obligations to decline.

■	Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of securities fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Cybersecurity Risk. The Fund and its service providers, as well as the App, Portal, wallet provider, blockchain networks and intermediaries, may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund or shareholder in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. For instance, if there are data security breaches of the Transfer Agent’s systems resulting in theft of the information necessary to link a Fund investor’s personal identity with such investor’s record of shares on a blockchain, the stolen information could be used to determine a shareholder’s identity and complete investing history in the Fund as recorded on a blockchain. Cyber-attacks affecting the Fund’s third- party service providers, App, Portal, wallet provider, blockchain network, or the issuers of securities in which the Fund invests may subject the Fund and shareholders to many of the same risks associated with direct cybersecurity breaches.

■	Income Risk. The Fund is subject to the risk that its income will decline because of falling interest rates.

■	Index and Data Risk. The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index Provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

■	Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates and changes to other factors, such as perception of an issuer’s creditworthiness. Funds with higher durations generally are subject to greater interest rate risk. For example, the price of a security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates.

■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

■	Issuer Credit Risk. The financial condition of an issuer of a debt security or other instrument may cause such issuer to default, become unable to pay interest or principal due or otherwise fail to honor its obligations or cause such issuer to be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations. The value of an investment in the Fund may change quickly and without warning in response to issuer defaults, changes in the credit ratings of the Fund’s portfolio investments and/or perceptions related thereto.

■	Issuer Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Large Shareholder Risk. From time to time, shareholders of the Fund (which may include institutional investors, other WisdomTree funds and WisdomTree and its affiliates), may make relatively large redemptions or purchases of Fund shares. These transactions may cause the Fund to sell investments or invest additional cash, as the case may be, at disadvantageous prices or at times it may not otherwise do so. Redemptions of a large number of shares may also increase transaction and other costs or have adverse tax consequences for shareholders of the Fund by requiring a sale of investments. Purchases of a large number of shares may adversely affect performance to the extent that it takes time to invest new cash and the Fund maintains a larger cash position than it normally would.

■	Non-Correlation Risk. As with all index funds, the Fund may not provide investment performance matching that of the Index for a variety of reasons.

■	Prepayment Risk. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.

■	Portfolio Turnover Risk. Significant investor purchases or redemptions and/or Fund purchasing or selling of portfolio assets in seeking to track the Index may result in a high portfolio turnover rate. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and the distribution of additional capital gains, which generate greater tax liabilities for shareholders. These factors may negatively affect the Fund’s performance.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund commenced operations on January 19, 2023, and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the Fund’s performance to a broad measure of market performance. Performance information for the Fund is available through the App (as defined below in “Purchase and Redemption of Fund Shares”) or at www.wisdomtree.com/investments.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the Fund’s performance to a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund commenced operations on January 19, 2023, and therefore does not have performance history for a full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.wisdomtree.com/investments
WisdomTree Long-Term Treasury Digital Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
WisdomTree Long-Term Treasury Digital Fund | Blockchain Technology Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Blockchain Technology Risk. Blockchain technology is a relatively new and untested technology that operates as a distributed ledger. There are risks associated with the Fund’s issuance, redemption, transfer, and recordkeeping of shares on a blockchain, and these risks may not fully emerge until the technology becomes more widely used. Blockchain systems are public and permissionless, and could be vulnerable to fraud, particularly if a significant minority of participants collude to defraud the rest. Access to a given blockchain requires a private key, which, if compromised, could result in loss due to theft, destruction, or inaccessibility. There is limited regulation of blockchain technology other than the intrinsic public nature of the blockchain system, and any future regulatory developments could adversely affect the viability and expansion of the use of blockchain technology. There are currently a number of competing blockchain platforms with competing intellectual property claims, and the uncertainty inherent in these competing technologies could cause companies to use alternatives to blockchain. Blockchain networks may also undergo significant technological developments, such as the Ethereum blockchain’s change in September 2022 from proof-of-work mining to proof-of-stake validation. Blockchain networks can also experience delays in transaction processing and settlement, particularly during periods of high network congestion or increased transaction volume. Such delays could affect the timing of recording transactions or processing redemptions and transfers of Fund shares. During periods of congestion, the time required for transaction validation may increase, which could lead to delayed recording of transactions on the blockchain or off-chain recordkeeping systems. In extreme cases, prolonged delays could disrupt the Fund’s ability to process transactions efficiently or cause discrepancies between the blockchain record and the official book-entry record maintained by the Transfer Agent. Furthermore, blockchain networks typically impose transaction fees in the form of the network’s native digital asset (e.g., lumens on the Stellar blockchain or ether on the Ethereum blockchain). These fees can be unpredictable and may vary significantly depending on network conditions and levels of congestion. Sudden increases in transaction fees could impact the cost of processing Fund transactions or impose unexpected expenses on investors or the Transfer Agent or its affiliates, potentially affecting the overall efficiency of the Fund’s recordkeeping and transaction processing systems. Lastly, there may be undiscovered technical flaws in the Transfer Agent’s blockchain-integrated recordkeeping system or the underlying blockchain technology, including in the process by which transactions are recorded to a blockchain, recorded off-chain, and/or integrated with other recordkeeping systems. Such flaws could negatively impact the execution or recordkeeping of transactions in Fund shares. Additionally, technological advancements may lead to new or existing hardware or software tools or mechanisms that could undermine the integrity or functionality of blockchain systems, all of which could adversely impact transactions in Fund shares.

WisdomTree Long-Term Treasury Digital Fund | U.S. Treasury Obligations Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury obligations to decline.

WisdomTree Long-Term Treasury Digital Fund | Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

WisdomTree Long-Term Treasury Digital Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Market Risk. The trading prices of securities fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

WisdomTree Long-Term Treasury Digital Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Cybersecurity Risk. The Fund and its service providers, as well as the App, Portal, wallet provider, blockchain networks and intermediaries, may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund or shareholder in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. For instance, if there are data security breaches of the Transfer Agent’s systems resulting in theft of the information necessary to link a Fund investor’s personal identity with such investor’s record of shares on a blockchain, the stolen information could be used to determine a shareholder’s identity and complete investing history in the Fund as recorded on a blockchain. Cyber-attacks affecting the Fund’s third- party service providers, App, Portal, wallet provider, blockchain network, or the issuers of securities in which the Fund invests may subject the Fund and shareholders to many of the same risks associated with direct cybersecurity breaches.

WisdomTree Long-Term Treasury Digital Fund | Income Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Income Risk. The Fund is subject to the risk that its income will decline because of falling interest rates.

WisdomTree Long-Term Treasury Digital Fund | Index and Data Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Index and Data Risk. The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index Provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

WisdomTree Long-Term Treasury Digital Fund | Interest Rate Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates and changes to other factors, such as perception of an issuer’s creditworthiness. Funds with higher durations generally are subject to greater interest rate risk. For example, the price of a security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates.

WisdomTree Long-Term Treasury Digital Fund | Investment Style Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

WisdomTree Long-Term Treasury Digital Fund | Issuer Credit Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Issuer Credit Risk. The financial condition of an issuer of a debt security or other instrument may cause such issuer to default, become unable to pay interest or principal due or otherwise fail to honor its obligations or cause such issuer to be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations. The value of an investment in the Fund may change quickly and without warning in response to issuer defaults, changes in the credit ratings of the Fund’s portfolio investments and/or perceptions related thereto.

WisdomTree Long-Term Treasury Digital Fund | Issuer Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Issuer Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

WisdomTree Long-Term Treasury Digital Fund | Large Shareholder Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Large Shareholder Risk. From time to time, shareholders of the Fund (which may include institutional investors, other WisdomTree funds and WisdomTree and its affiliates), may make relatively large redemptions or purchases of Fund shares. These transactions may cause the Fund to sell investments or invest additional cash, as the case may be, at disadvantageous prices or at times it may not otherwise do so. Redemptions of a large number of shares may also increase transaction and other costs or have adverse tax consequences for shareholders of the Fund by requiring a sale of investments. Purchases of a large number of shares may adversely affect performance to the extent that it takes time to invest new cash and the Fund maintains a larger cash position than it normally would.

WisdomTree Long-Term Treasury Digital Fund | Non-Correlation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Non-Correlation Risk. As with all index funds, the Fund may not provide investment performance matching that of the Index for a variety of reasons.

WisdomTree Long-Term Treasury Digital Fund | Prepayment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Prepayment Risk. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.

WisdomTree Long-Term Treasury Digital Fund | Portfolio Turnover Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Portfolio Turnover Risk. Significant investor purchases or redemptions and/or Fund purchasing or selling of portfolio assets in seeking to track the Index may result in a high portfolio turnover rate. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and the distribution of additional capital gains, which generate greater tax liabilities for shareholders. These factors may negatively affect the Fund’s performance.

WisdomTree Long-Term Treasury Digital Fund | WisdomTree Long-Term Treasury Digital Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WTLGX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.05%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.05%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 5
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	16
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	28
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 64
WisdomTree TIPS Digital Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	WisdomTree TIPS Digital Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The WisdomTree TIPS Digital Fund (the “Fund”) seeks to track the performance, before fees and expenses, of an index designed to measure the performance of inflation protected obligations of the U.S. Treasury.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets. You may pay other fees, such as brokerage commissions and other fees to intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 51% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	51.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Solactive U.S. Treasury Inflation-Linked Bond Index (the “Index”) through the use of a representative sampling strategy. Under normal circumstances, at least 80% of the value of the Fund’s net assets, plus the amount of any borrowings for investment purposes, will be invested in component securities of the Index, which is comprised of Treasury Inflation-Protected Securities issued by the U.S. Treasury, commonly known as “TIPS”, and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities. The Index is maintained by Solactive AG (the “Index Provider”) and is designed to measure the performance of TIPS. TIPS are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors, with both principal and interest inflation-linked. The Index includes publicly issued TIPS that have at least 1 year remaining to maturity on the Index rebalancing date, with an issue size equal to or in excess of $750 million.

Up to 20% of the Fund’s net assets may be invested in securities that are denominated in U.S. dollars and have a fixed-rate nominal coupon, but the Fund does not invest in nominal bonds, non-government inflation-linked bonds, Separate Trading of Registered Interest and Principal of Securities (“STRIPS”), Treasury bills, Private placements, and floating-rate bonds, which are also excluded from the Index. The components of the Index are weighted by market-capitalization and the Index is rebalanced and reconstituted on a monthly basis, effective after the market close of the last business day of each month.

At each reconstitution of the Index, certain securities (i.e., TIPS meeting the aforementioned criteria) are eligible for inclusion in the Index. Accordingly, the Fund will invest in TIPS in seeking to track the Index and the Fund will publicly disclose its portfolio holdings daily. The Fund may be required to purchase or sell portfolio assets to track the Index as the Index reconstitutes and rebalances and/or in order to meet investor purchase or redemption requests. As a result, the Fund will engage in frequent trading of portfolio securities.

Use of Blockchain

As described further below, through its transfer agent, the Fund uses blockchain technology in relation to maintaining a record of its shares. The following “Use of Blockchain” section describes what blockchain technology is and how the Fund uses it for the recording of its shares.

WisdomTree Transfers, Inc., the Fund’s transfer agent (“WisdomTree Transfers” or “Transfer Agent”), maintains the official record of share ownership through an integrated recordkeeping system with records in book-entry form and digital representations of Fund shares that are recorded – or tokenized – on the applicable blockchain. A transfer of the record on the blockchain can act as an information source for the Transfer Agent to register a transaction in its book-entry records. The Transfer Agent will reconcile book-entry and blockchain transactions on at least a daily basis. Reconciliation involves maintaining a matching book-entry record and blockchain record of the total number of shares in circulation, the ownership of the shares at any given time, and all transactions between parties involving the shares. The Transfer Agent’s book-entry records constitute the official record of share ownership. The policies and procedures of the Fund and the Transfer Agent both address the use of blockchain integrated recordkeeping systems. The Fund’s Board of Trustees (the “Board”) has approved these policies and procedures, including those that address the use of blockchain integrated recordkeeping systems.

A blockchain is an open, distributed ledger that digitally records transactions in a verifiable way using cryptography. A distributed ledger is a database in which data is stored in a decentralized manner. Cryptography is a method of storing and transmitting data in a particular form so that only those for whom it is intended can read and process it. A blockchain stores transaction data in “blocks” that are linked together to form a “chain”, and hence the name blockchain. Transactions on the blockchain are verified and authenticated by computers on the network. The process of authenticating a transaction before it is recorded ensures that only valid and authorized transactions are permanently recorded as “blocks” on the blockchain.

In order to facilitate the use of blockchain technology, a potential shareholder must have a blockchain wallet. WisdomTree Digital Movement, Inc. or WisdomTree Digital Trust Company, LLC, as applicable (each entity, as applicable, “WisdomTree Digital”) provides a Stellar-based wallet, including through a mobile application for individual shareholders, WisdomTree Prime® (the “App”). Institutional investors may, for their convenience and in their sole discretion, elect to use their own wallet if registered by the Transfer Agent or its agents in their sole discretion through WisdomTree ConnectTM (the “Portal”). The Portal may be accessed via a web-based portal or via application programming interface (see “Purchase and Redemption of Fund Shares” below). A blockchain wallet is a software application which stores a user’s “private key” and related digital or tokenized assets and is used to facilitate sending digital or tokenized assets on a particular blockchain. The term “digital assets” as used herein refers to native crypto assets of blockchains or protocols running on top of blockchains and the term “tokenized assets” as used herein refers to the creation of a digital representation of a traditional asset, such as the Fund shares, on the blockchain or the issuance of such an asset directly on the blockchain. A “private key” is one of two numbers in a cryptographic “key pair.” A key pair consists of a “public key” and its corresponding private key, both of which are lengthy alphanumeric codes, derived together and possessing a unique relationship. The private key is used by the owner of a digital wallet to send (i.e., digitally sign and authenticate) digital or tokenized assets and is private to the wallet owner. The public key is, as the name implies, public and open to others on the applicable blockchain to send digital assets to. The blockchain will only record public key information. WisdomTree Digital holds the private keys associated with Stellar-based wallets for individual shareholders. Institutional investors opting to use their own wallets will be responsible for holding the private key associated with their wallets, which is essential for authenticating and authorizing transactions on the applicable blockchain. An institutional investor may choose to hold the private key in their own self-hosted wallet service or use a third-party wallet service that holds the private key. Accordingly, the Stellar blockchain is currently the default blockchain utilized for retail investors, although blockchain expansion is anticipated for the future, while institutional investors may currently use other blockchains, which may offer benefits such as different transaction speeds or efficiencies based on the investor’s operational preferences.

The Transfer Agent utilizes a permissioned system that operates on top of public, permissionless blockchains. The permissioned system is established through a combination of policies, procedures, and technological controls which collectively seek to ensure that the blockchain operates as an integrated but supplementary recordkeeping mechanism under the oversight of the Transfer Agent. To create and maintain this permissioned structure on public blockchains, WisdomTree Transfers registers and associates each blockchain wallet with relevant personal identifying information which is maintained in an off-chain registry (i.e., a separate database that is not available to the public and is used to satisfy anti-money laundering regulations). Permission is granted only to registered wallets, sometimes referred to as “whitelisting”, thereby restricting the ability to transact in tokenized shares to pre-approved participants. Smart contracts are deployed as part of the operational framework to enforce compliance with the Transfer Agent’s policies and procedures, as applicable. Specifically, smart contracts have been developed to support functions such as transfer restrictions to prevent unauthorized transfers to or from unregistered wallets and ability to claw back tokens to the extent that the digital representation of Fund share ownership does not align with the book-entry records. These smart contracts are designed, deployed, and maintained by WisdomTree Digital with oversight by the Transfer Agent. In this manner, this permissioned system prevents transactions between unknown persons or unknown blockchain wallets, even though blockchain infrastructure itself remains permissionless.

It is anticipated that Fund shareholders may have the benefit of shares that may be operated on more than one blockchain, such as the blockchains noted under “Additional Information About the Purchase and Redemption of Fund Shares.”. This feature may provide shareholders with the ability to move the record of ownership between blockchain wallets, such as between the Stellar and Ethereum blockchains as desired, which may include through interoperability, which is facilitated by the Transfer Agent’s process of burning and minting the digital representations of shares on each blockchain and the Transfer Agent continuing to maintain the Fund’s official records through integrated recordkeeping. These features may permit applicable shareholders to potentially take advantage of the benefits of a supported blockchain of their choice (i.e., Stellar or Ethereum blockchain), such as transaction speed or efficiency, while also helping facilitate the Fund’s shares being available for purchase, sale, or transfer in the broader blockchain ecosystem.

The recording of digital representation of Fund shares on the blockchain will not affect the Fund’s investments in securities. The Fund will not invest in any digital assets (referred to as, among other things, virtual currencies).

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk [Text Block]	rr_RiskTextBlock

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. The principal risks are generally presented in alphabetical order to facilitate finding particular risks when comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s prospectus titled “Additional Principal Risk Information About the Fund” and “Additional Non-Principal Risk Information.”

■	Blockchain Technology Risk. Blockchain technology is a relatively new and untested technology that operates as a distributed ledger. There are risks associated with the Fund’s issuance, redemption, transfer, and recordkeeping of shares on a blockchain, and these risks may not fully emerge until the technology becomes more widely used. Blockchain systems are public and permissionless, and could be vulnerable to fraud, particularly if a significant minority of participants collude to defraud the rest. Access to a given blockchain requires a private key, which, if compromised, could result in loss due to theft, destruction, or inaccessibility. There is limited regulation of blockchain technology other than the intrinsic public nature of the blockchain system, and any future regulatory developments could adversely affect the viability and expansion of the use of blockchain technology. There are currently a number of competing blockchain platforms with competing intellectual property claims, and the uncertainty inherent in these competing technologies could cause companies to use alternatives to blockchain. Blockchain networks may also undergo significant technological developments, such as the Ethereum blockchain’s change in September 2022 from proof-of-work mining to proof-of-stake validation. Blockchain networks can also experience delays in transaction processing and settlement, particularly during periods of high network congestion or increased transaction volume. Such delays could affect the timing of recording transactions or processing redemptions and transfers of Fund shares. During periods of congestion, the time required for transaction validation may increase, which could lead to delayed recording of transactions on the blockchain or off-chain recordkeeping systems. In extreme cases, prolonged delays could disrupt the Fund’s ability to process transactions efficiently or cause discrepancies between the blockchain record and the official book-entry record maintained by the Transfer Agent. Furthermore, blockchain networks typically impose transaction fees in the form of the network’s native digital asset (e.g., lumens on the Stellar blockchain or ether on the Ethereum blockchain). These fees can be unpredictable and may vary significantly depending on network conditions and levels of congestion. Sudden increases in transaction fees could impact the cost of processing Fund transactions or impose unexpected expenses on investors or the Transfer Agent or its affiliates, potentially affecting the overall efficiency of the Fund’s recordkeeping and transaction processing systems. Lastly, there may be undiscovered technical flaws in the Transfer Agent’s blockchain-integrated recordkeeping system or the underlying blockchain technology, including in the process by which transactions are recorded to a blockchain, recorded off-chain, and/or integrated with other recordkeeping systems. Such flaws could negatively impact the execution or recordkeeping of transactions in Fund shares. Additionally, technological advancements may lead to new or existing hardware or software tools or mechanisms that could undermine the integrity or functionality of blockchain systems, all of which could adversely impact transactions in Fund shares.

■	U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury obligations to decline.

■	Inflation-Indexed Securities Risk. The principal amount of an inflation-indexed security typically increases with inflation and decreases with deflation, as measured by a specified index. It is possible that, in a period of declining inflation rates, the Fund could receive at maturity less than the initial principal amount of an inflation-indexed security. Changes in the values of inflation-indexed securities may be difficult to predict, and it is possible that an investment in such securities will have an effect different from that anticipated.

■	Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of securities fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Cybersecurity Risk. The Fund and its service providers, as well as the App, Portal, wallet provider, blockchain networks and intermediaries, may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund or shareholder in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. For instance, if there are data security breaches of the Transfer Agent’s systems resulting in theft of the information necessary to link a Fund investor’s personal identity with such investor’s record of shares on a blockchain, the stolen information could be used to determine a shareholder’s identity and complete investing history in the Fund as recorded on a blockchain. Cyber-attacks affecting the Fund’s third- party service providers, App, Portal, wallet provider, blockchain network, or the issuers of securities in which the Fund invests may subject the Fund and shareholders to many of the same risks associated with direct cybersecurity breaches.

■	Income Risk. The Fund is subject to the risk that its income will decline because of falling interest rates. Income risk is generally high for short-term bond funds, so investors should expect the Fund's income to fluctuate.

■	Index and Data Risk. The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index Provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

■	Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates and changes to other factors, such as perception of an issuer’s creditworthiness. Funds with higher durations generally are subject to greater interest rate risk. For example, the price of a security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates.

■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

■	Issuer Credit Risk. The financial condition of an issuer of a debt security or other instrument may cause such issuer to default, become unable to pay interest or principal due or otherwise fail to honor its obligations or cause such issuer to be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations. The value of an investment in the Fund may change quickly and without warning in response to issuer defaults, changes in the credit ratings of the Fund’s portfolio investments and/or perceptions related thereto.

■	Issuer Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Large Shareholder Risk. From time to time, shareholders of the Fund (which may include institutional investors, other WisdomTree funds and WisdomTree and its affiliates), may make relatively large redemptions or purchases of Fund shares. These transactions may cause the Fund to sell investments or invest additional cash, as the case may be, at disadvantageous prices or at times it may not otherwise do so. Redemptions of a large number of shares may also increase transaction and other costs or have adverse tax consequences for shareholders of the Fund by requiring a sale of investments. Purchases of a large number of shares may adversely affect performance to the extent that it takes time to invest new cash and the Fund maintains a larger cash position than it normally would.

■	Non-Correlation Risk. As with all index funds, the Fund may not provide investment performance matching that of the Index for a variety of reasons.

■	Prepayment Risk. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.

■	Portfolio Turnover Risk. Significant investor purchases or redemptions and/or Fund purchasing or selling of portfolio assets in seeking to track the Index may result in a high portfolio turnover rate. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and the distribution of additional capital gains, which generate greater tax liabilities for shareholders. These factors may negatively affect the Fund’s performance.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund commenced operations on January 19, 2023, and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the Fund’s performance to a broad measure of market performance. Performance information for the Fund is available through the App (as defined below in “Purchase and Redemption of Fund Shares”) or at www.wisdomtree.com/investments.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the Fund’s performance to a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund commenced operations on January 19, 2023, and therefore does not have performance history for a full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.wisdomtree.com/investments
WisdomTree TIPS Digital Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
WisdomTree TIPS Digital Fund | Blockchain Technology Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Blockchain Technology Risk. Blockchain technology is a relatively new and untested technology that operates as a distributed ledger. There are risks associated with the Fund’s issuance, redemption, transfer, and recordkeeping of shares on a blockchain, and these risks may not fully emerge until the technology becomes more widely used. Blockchain systems are public and permissionless, and could be vulnerable to fraud, particularly if a significant minority of participants collude to defraud the rest. Access to a given blockchain requires a private key, which, if compromised, could result in loss due to theft, destruction, or inaccessibility. There is limited regulation of blockchain technology other than the intrinsic public nature of the blockchain system, and any future regulatory developments could adversely affect the viability and expansion of the use of blockchain technology. There are currently a number of competing blockchain platforms with competing intellectual property claims, and the uncertainty inherent in these competing technologies could cause companies to use alternatives to blockchain. Blockchain networks may also undergo significant technological developments, such as the Ethereum blockchain’s change in September 2022 from proof-of-work mining to proof-of-stake validation. Blockchain networks can also experience delays in transaction processing and settlement, particularly during periods of high network congestion or increased transaction volume. Such delays could affect the timing of recording transactions or processing redemptions and transfers of Fund shares. During periods of congestion, the time required for transaction validation may increase, which could lead to delayed recording of transactions on the blockchain or off-chain recordkeeping systems. In extreme cases, prolonged delays could disrupt the Fund’s ability to process transactions efficiently or cause discrepancies between the blockchain record and the official book-entry record maintained by the Transfer Agent. Furthermore, blockchain networks typically impose transaction fees in the form of the network’s native digital asset (e.g., lumens on the Stellar blockchain or ether on the Ethereum blockchain). These fees can be unpredictable and may vary significantly depending on network conditions and levels of congestion. Sudden increases in transaction fees could impact the cost of processing Fund transactions or impose unexpected expenses on investors or the Transfer Agent or its affiliates, potentially affecting the overall efficiency of the Fund’s recordkeeping and transaction processing systems. Lastly, there may be undiscovered technical flaws in the Transfer Agent’s blockchain-integrated recordkeeping system or the underlying blockchain technology, including in the process by which transactions are recorded to a blockchain, recorded off-chain, and/or integrated with other recordkeeping systems. Such flaws could negatively impact the execution or recordkeeping of transactions in Fund shares. Additionally, technological advancements may lead to new or existing hardware or software tools or mechanisms that could undermine the integrity or functionality of blockchain systems, all of which could adversely impact transactions in Fund shares.

WisdomTree TIPS Digital Fund | U.S. Treasury Obligations Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury obligations to decline.

WisdomTree TIPS Digital Fund | Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

WisdomTree TIPS Digital Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Market Risk. The trading prices of securities fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

WisdomTree TIPS Digital Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Cybersecurity Risk. The Fund and its service providers, as well as the App, Portal, wallet provider, blockchain networks and intermediaries, may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund or shareholder in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. For instance, if there are data security breaches of the Transfer Agent’s systems resulting in theft of the information necessary to link a Fund investor’s personal identity with such investor’s record of shares on a blockchain, the stolen information could be used to determine a shareholder’s identity and complete investing history in the Fund as recorded on a blockchain. Cyber-attacks affecting the Fund’s third- party service providers, App, Portal, wallet provider, blockchain network, or the issuers of securities in which the Fund invests may subject the Fund and shareholders to many of the same risks associated with direct cybersecurity breaches.

WisdomTree TIPS Digital Fund | Income Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Income Risk. The Fund is subject to the risk that its income will decline because of falling interest rates. Income risk is generally high for short-term bond funds, so investors should expect the Fund's income to fluctuate.

WisdomTree TIPS Digital Fund | Index and Data Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Index and Data Risk. The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index Provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

WisdomTree TIPS Digital Fund | Interest Rate Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates and changes to other factors, such as perception of an issuer’s creditworthiness. Funds with higher durations generally are subject to greater interest rate risk. For example, the price of a security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates.

WisdomTree TIPS Digital Fund | Investment Style Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

WisdomTree TIPS Digital Fund | Issuer Credit Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Issuer Credit Risk. The financial condition of an issuer of a debt security or other instrument may cause such issuer to default, become unable to pay interest or principal due or otherwise fail to honor its obligations or cause such issuer to be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations. The value of an investment in the Fund may change quickly and without warning in response to issuer defaults, changes in the credit ratings of the Fund’s portfolio investments and/or perceptions related thereto.

WisdomTree TIPS Digital Fund | Issuer Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Issuer Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

WisdomTree TIPS Digital Fund | Large Shareholder Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Large Shareholder Risk. From time to time, shareholders of the Fund (which may include institutional investors, other WisdomTree funds and WisdomTree and its affiliates), may make relatively large redemptions or purchases of Fund shares. These transactions may cause the Fund to sell investments or invest additional cash, as the case may be, at disadvantageous prices or at times it may not otherwise do so. Redemptions of a large number of shares may also increase transaction and other costs or have adverse tax consequences for shareholders of the Fund by requiring a sale of investments. Purchases of a large number of shares may adversely affect performance to the extent that it takes time to invest new cash and the Fund maintains a larger cash position than it normally would.

WisdomTree TIPS Digital Fund | Non-Correlation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Non-Correlation Risk. As with all index funds, the Fund may not provide investment performance matching that of the Index for a variety of reasons.

WisdomTree TIPS Digital Fund | Prepayment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Prepayment Risk. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.

WisdomTree TIPS Digital Fund | Portfolio Turnover Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Portfolio Turnover Risk. Significant investor purchases or redemptions and/or Fund purchasing or selling of portfolio assets in seeking to track the Index may result in a high portfolio turnover rate. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and the distribution of additional capital gains, which generate greater tax liabilities for shareholders. These factors may negatively affect the Fund’s performance.

WisdomTree TIPS Digital Fund | Inflation-Indexed Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Inflation-Indexed Securities Risk. The principal amount of an inflation-indexed security typically increases with inflation and decreases with deflation, as measured by a specified index. It is possible that, in a period of declining inflation rates, the Fund could receive at maturity less than the initial principal amount of an inflation-indexed security. Changes in the values of inflation-indexed securities may be difficult to predict, and it is possible that an investment in such securities will have an effect different from that anticipated.

WisdomTree TIPS Digital Fund | WisdomTree TIPS Digital Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TIPSX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.05%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.05%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 5
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	16
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	28
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 64
WisdomTree 500 Digital Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	WisdomTree 500 Digital Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The WisdomTree 500 Digital Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree 500 Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets. You may pay other fees, such as brokerage commissions and other fees to intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 3% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	3.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the WisdomTree 500 Index (the “Index”) through the use of a representative sampling strategy.

The Index is maintained by WisdomTree, Inc. (“WisdomTree” or the “Index Provider”) and consists of the 500 largest companies domiciled and listed in the U.S. To be eligible for inclusion in the Index, a company must meet the following criteria as of the annual Index screening date: (i) market capitalization of at least $100 million; and (ii) average daily dollar trading volume of at least $200,000 for each of the preceding six months. The Index is reconstituted annually, and constituents are weighted using modified market capitalization. At reconstitution, single constituent weights will be capped at 10% while the combined exposure of constituents exceeding 5% will be capped at 40%. The Fund will publicly disclose its portfolio holdings daily. The Index Provider is affiliated with WisdomTree Digital Management, Inc. (“WisdomTree Digital Management” or the “Adviser”).

WisdomTree currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define equity securities within a sector. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries. As of September 30, 2024, a significant portion of the Index is comprised of companies in the information technology sector.

To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Index.

Use of Blockchain

As described further below, through its transfer agent, the Fund uses blockchain technology in relation to maintaining a record of its shares. The following “Use of Blockchain” section describes what blockchain technology is and how the Fund uses it for the recording of its shares.

WisdomTree Transfers, Inc., the Fund’s transfer agent (“WisdomTree Transfers” or “Transfer Agent”), maintains the official record of share ownership through an integrated recordkeeping system with records in book-entry form and digital representations of Fund shares that are recorded – or tokenized – on the applicable blockchain. A transfer of the record on the blockchain can act as an information source for the Transfer Agent to register a transaction in its book-entry records. The Transfer Agent will reconcile book-entry and blockchain transactions on at least a daily basis. Reconciliation involves maintaining a matching book-entry record and blockchain record of the total number of shares in circulation, the ownership of the shares at any given time, and all transactions between parties involving the shares. The Transfer Agent’s book-entry records constitute the official record of share ownership. The policies and procedures of the Fund and the Transfer Agent both address the use of blockchain integrated recordkeeping systems. The Fund’s Board of Trustees (the “Board”) has approved these policies and procedures, including those that address the use of blockchain integrated recordkeeping systems.

A blockchain is an open, distributed ledger that digitally records transactions in a verifiable way using cryptography. A distributed ledger is a database in which data is stored in a decentralized manner. Cryptography is a method of storing and transmitting data in a particular form so that only those for whom it is intended can read and process it. A blockchain stores transaction data in “blocks” that are linked together to form a “chain”, and hence the name blockchain. Transactions on the blockchain are verified and authenticated by computers on the network. The process of authenticating a transaction before it is recorded ensures that only valid and authorized transactions are permanently recorded as “blocks” on the blockchain.

In order to facilitate the use of blockchain technology, a potential shareholder must have a blockchain wallet. WisdomTree Digital Movement, Inc. or WisdomTree Digital Trust Company, LLC, as applicable (each entity, as applicable, “WisdomTree Digital”) provides a Stellar-based wallet, including through a mobile application for individual shareholders, WisdomTree Prime® (the “App”). Institutional investors may, for their convenience and in their sole discretion, elect to use their own wallet if registered by the Transfer Agent or its agents in their sole discretion through WisdomTree ConnectTM (the “Portal”). The Portal may be accessed via a web-based portal or via application programming interface (see “Purchase and Redemption of Fund Shares” below). A blockchain wallet is a software application which stores a user’s “private key” and related digital or tokenized assets and is used to facilitate sending digital or tokenized assets on a particular blockchain. The term “digital assets” as used herein refers to native crypto assets of blockchains or protocols running on top of blockchains and the term “tokenized assets” as used herein refers to the creation of a digital representation of a traditional asset, such as the Fund shares, on the blockchain or the issuance of such an asset directly on the blockchain. A “private key” is one of two numbers in a cryptographic “key pair.” A key pair consists of a “public key” and its corresponding private key, both of which are lengthy alphanumeric codes, derived together and possessing a unique relationship. The private key is used by the owner of a digital wallet to send (i.e., digitally sign and authenticate) digital or tokenized assets and is private to the wallet owner. The public key is, as the name implies, public and open to others on the applicable blockchain to send digital assets to. The blockchain will only record public key information. WisdomTree Digital holds the private keys associated with Stellar-based wallets for individual shareholders. Institutional investors opting to use their own wallets will be responsible for holding the private key associated with their wallets, which is essential for authenticating and authorizing transactions on the applicable blockchain. An institutional investor may choose to hold the private key in their own self-hosted wallet service or use a third-party wallet service that holds the private key. Accordingly, the Stellar blockchain is currently the default blockchain utilized for retail investors, although blockchain expansion is anticipated for the future, while institutional investors may currently use other blockchains, which may offer benefits such as different transaction speeds or efficiencies based on the investor’s operational preferences.

The Transfer Agent utilizes a permissioned system that operates on top of public, permissionless blockchains. The permissioned system is established through a combination of policies, procedures, and technological controls which collectively seek to ensure that the blockchain operates as an integrated but supplementary recordkeeping mechanism under the oversight of the Transfer Agent. To create and maintain this permissioned structure on public blockchains, WisdomTree Transfers registers and associates each blockchain wallet with relevant personal identifying information which is maintained in an off-chain registry (i.e., a separate database that is not available to the public and is used to satisfy anti-money laundering regulations). Permission is granted only to registered wallets, sometimes referred to as “whitelisting”, thereby restricting the ability to transact in tokenized shares to pre-approved participants. Smart contracts are deployed as part of the operational framework to enforce compliance with the Transfer Agent’s policies and procedures, as applicable. Specifically, smart contracts have been developed to support functions such as transfer restrictions to prevent unauthorized transfers to or from unregistered wallets and ability to claw back tokens to the extent that the digital representation of Fund share ownership does not align with the book-entry records. These smart contracts are designed, deployed, and maintained by WisdomTree Digital with oversight by the Transfer Agent. In this manner, this permissioned system prevents transactions between unknown persons or unknown blockchain wallets, even though blockchain infrastructure itself remains permissionless.

It is anticipated that Fund shareholders may have the benefit of shares that may be operated on more than one blockchain, such as the blockchains noted under “Additional Information About the Purchase and Redemption of Fund Shares.”. This feature may provide shareholders with the ability to move the record of ownership between blockchain wallets, such as between the Stellar and Ethereum blockchains as desired, which may include through interoperability, which is facilitated by the Transfer Agent’s process of burning and minting the digital representations of shares on each blockchain and the Transfer Agent continuing to maintain the Fund’s official records through integrated recordkeeping. These features may permit applicable shareholders to potentially take advantage of the benefits of a supported blockchain of their choice (i.e., Stellar or Ethereum blockchain), such as transaction speed or efficiency, while also helping facilitate the Fund’s shares being available for purchase, sale, or transfer in the broader blockchain ecosystem.

The recording of digital representation of Fund shares on the blockchain will not affect the Fund’s investments in securities. The Fund will not invest in any digital assets (referred to as, among other things, virtual currencies).

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk [Text Block]	rr_RiskTextBlock

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. The principal risks are generally presented in alphabetical order to facilitate finding particular risks when comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s prospectus titled “Additional Principal Risk Information About the Fund” and “Additional Non-Principal Risk Information.”

■	Blockchain Technology Risk. Blockchain technology is a relatively new and untested technology that operates as a distributed ledger. There are risks associated with the Fund’s issuance, redemption, transfer, and recordkeeping of shares on a blockchain, and these risks may not fully emerge until the technology becomes more widely used. Blockchain systems are public and permissionless, and could be vulnerable to fraud, particularly if a significant minority of participants collude to defraud the rest. Access to a given blockchain requires a private key, which, if compromised, could result in loss due to theft, destruction, or inaccessibility. There is limited regulation of blockchain technology other than the intrinsic public nature of the blockchain system, and any future regulatory developments could adversely affect the viability and expansion of the use of blockchain technology. There are currently a number of competing blockchain platforms with competing intellectual property claims, and the uncertainty inherent in these competing technologies could cause companies to use alternatives to blockchain. Blockchain networks may also undergo significant technological developments, such as the Ethereum blockchain’s change in September 2022 from proof-of-work mining to proof-of-stake validation. Blockchain networks can also experience delays in transaction processing and settlement, particularly during periods of high network congestion or increased transaction volume. Such delays could affect the timing of recording transactions or processing redemptions and transfers of Fund shares. During periods of congestion, the time required for transaction validation may increase, which could lead to delayed recording of transactions on the blockchain or off-chain recordkeeping systems. In extreme cases, prolonged delays could disrupt the Fund’s ability to process transactions efficiently or cause discrepancies between the blockchain record and the official book-entry record maintained by the Transfer Agent. Furthermore, blockchain networks typically impose transaction fees in the form of the network’s native digital asset (e.g., lumens on the Stellar blockchain or ether on the Ethereum blockchain). These fees can be unpredictable and may vary significantly depending on network conditions and levels of congestion. Sudden increases in transaction fees could impact the cost of processing Fund transactions or impose unexpected expenses on investors or the Transfer Agent or its affiliates, potentially affecting the overall efficiency of the Fund’s recordkeeping and transaction processing systems. Lastly, there may be undiscovered technical flaws in the Transfer Agent’s blockchain-integrated recordkeeping system or the underlying blockchain technology, including in the process by which transactions are recorded to a blockchain, recorded off-chain, and/or integrated with other recordkeeping systems. Such flaws could negatively impact the execution or recordkeeping of transactions in Fund shares. Additionally, technological advancements may lead to new or existing hardware or software tools or mechanisms that could undermine the integrity or functionality of blockchain systems, all of which could adversely impact transactions in Fund shares.

■	Large-Capitalization Investing Risk. The Fund currently invests primarily in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

■	Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of securities fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Cybersecurity Risk. The Fund and its service providers, as well as the App, Portal, wallet provider, blockchain networks and intermediaries, may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund or shareholder in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. For instance, if there are data security breaches of the Transfer Agent’s systems resulting in theft of the information necessary to link a Fund investor’s personal identity with such investor’s record of shares on a blockchain, the stolen information could be used to determine a shareholder’s identity and complete investing history in the Fund as recorded on a blockchain. Cyber-attacks affecting the Fund’s third- party service providers, App, Portal, wallet provider, blockchain network, or the issuers of securities in which the Fund invests may subject the Fund and shareholders to many of the same risks associated with direct cybersecurity breaches.

■	Index and Data Risk. The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index Provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

■	Information Technology Sector Risk. The Fund currently invests a significant portion of its assets in the information technology sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The information technology sector includes, for example, internet, semiconductor, software, hardware, and technology equipment companies. This sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development, and government regulation.

■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

■	Geopolitical Risk. The United States has experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of the United States) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

■	Large Shareholder Risk. From time to time, shareholders of the Fund (which may include institutional investors, other WisdomTree funds and WisdomTree and its affiliates), may make relatively large redemptions or purchases of Fund shares. These transactions may cause the Fund to sell investments or invest additional cash, as the case may be, at disadvantageous prices or at times it may not otherwise do so. Redemptions of a large number of shares may also increase transaction and other costs or have adverse tax consequences for shareholders of the Fund by requiring a sale of investments. Purchases of a large number of shares may adversely affect performance to the extent that it takes time to invest new cash and the Fund maintains a larger cash position than it normally would.

■	Non-Correlation Risk. As with all index funds, the Fund may not provide investment performance matching that of the Index for a variety of reasons.

■	Portfolio Turnover Risk. Significant investor purchases or redemptions and/or Fund purchasing or selling of portfolio assets in seeking to track the Index may result in a high portfolio turnover rate. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and the distribution of additional capital gains, which generate greater tax liabilities for shareholders. These factors may negatively affect the Fund’s performance.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund commenced operations on January 19, 2023, and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the Fund’s performance to a broad measure of market performance. Performance information for the Fund is available through the App (as defined below in “Purchase and Redemption of Fund Shares”) or at www.wisdomtree.com/investments.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the Fund’s performance to a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund commenced operations on January 19, 2023, and therefore does not have performance history for a full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.wisdomtree.com/investments
WisdomTree 500 Digital Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
WisdomTree 500 Digital Fund | Blockchain Technology Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Blockchain Technology Risk. Blockchain technology is a relatively new and untested technology that operates as a distributed ledger. There are risks associated with the Fund’s issuance, redemption, transfer, and recordkeeping of shares on a blockchain, and these risks may not fully emerge until the technology becomes more widely used. Blockchain systems are public and permissionless, and could be vulnerable to fraud, particularly if a significant minority of participants collude to defraud the rest. Access to a given blockchain requires a private key, which, if compromised, could result in loss due to theft, destruction, or inaccessibility. There is limited regulation of blockchain technology other than the intrinsic public nature of the blockchain system, and any future regulatory developments could adversely affect the viability and expansion of the use of blockchain technology. There are currently a number of competing blockchain platforms with competing intellectual property claims, and the uncertainty inherent in these competing technologies could cause companies to use alternatives to blockchain. Blockchain networks may also undergo significant technological developments, such as the Ethereum blockchain’s change in September 2022 from proof-of-work mining to proof-of-stake validation. Blockchain networks can also experience delays in transaction processing and settlement, particularly during periods of high network congestion or increased transaction volume. Such delays could affect the timing of recording transactions or processing redemptions and transfers of Fund shares. During periods of congestion, the time required for transaction validation may increase, which could lead to delayed recording of transactions on the blockchain or off-chain recordkeeping systems. In extreme cases, prolonged delays could disrupt the Fund’s ability to process transactions efficiently or cause discrepancies between the blockchain record and the official book-entry record maintained by the Transfer Agent. Furthermore, blockchain networks typically impose transaction fees in the form of the network’s native digital asset (e.g., lumens on the Stellar blockchain or ether on the Ethereum blockchain). These fees can be unpredictable and may vary significantly depending on network conditions and levels of congestion. Sudden increases in transaction fees could impact the cost of processing Fund transactions or impose unexpected expenses on investors or the Transfer Agent or its affiliates, potentially affecting the overall efficiency of the Fund’s recordkeeping and transaction processing systems. Lastly, there may be undiscovered technical flaws in the Transfer Agent’s blockchain-integrated recordkeeping system or the underlying blockchain technology, including in the process by which transactions are recorded to a blockchain, recorded off-chain, and/or integrated with other recordkeeping systems. Such flaws could negatively impact the execution or recordkeeping of transactions in Fund shares. Additionally, technological advancements may lead to new or existing hardware or software tools or mechanisms that could undermine the integrity or functionality of blockchain systems, all of which could adversely impact transactions in Fund shares.

WisdomTree 500 Digital Fund | Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

WisdomTree 500 Digital Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Market Risk. The trading prices of securities fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

WisdomTree 500 Digital Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Cybersecurity Risk. The Fund and its service providers, as well as the App, Portal, wallet provider, blockchain networks and intermediaries, may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund or shareholder in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. For instance, if there are data security breaches of the Transfer Agent’s systems resulting in theft of the information necessary to link a Fund investor’s personal identity with such investor’s record of shares on a blockchain, the stolen information could be used to determine a shareholder’s identity and complete investing history in the Fund as recorded on a blockchain. Cyber-attacks affecting the Fund’s third- party service providers, App, Portal, wallet provider, blockchain network, or the issuers of securities in which the Fund invests may subject the Fund and shareholders to many of the same risks associated with direct cybersecurity breaches.

WisdomTree 500 Digital Fund | Index and Data Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Index and Data Risk. The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index Provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

WisdomTree 500 Digital Fund | Investment Style Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

WisdomTree 500 Digital Fund | Large Shareholder Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Large Shareholder Risk. From time to time, shareholders of the Fund (which may include institutional investors, other WisdomTree funds and WisdomTree and its affiliates), may make relatively large redemptions or purchases of Fund shares. These transactions may cause the Fund to sell investments or invest additional cash, as the case may be, at disadvantageous prices or at times it may not otherwise do so. Redemptions of a large number of shares may also increase transaction and other costs or have adverse tax consequences for shareholders of the Fund by requiring a sale of investments. Purchases of a large number of shares may adversely affect performance to the extent that it takes time to invest new cash and the Fund maintains a larger cash position than it normally would.

WisdomTree 500 Digital Fund | Non-Correlation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Non-Correlation Risk. As with all index funds, the Fund may not provide investment performance matching that of the Index for a variety of reasons.

WisdomTree 500 Digital Fund | Portfolio Turnover Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Portfolio Turnover Risk. Significant investor purchases or redemptions and/or Fund purchasing or selling of portfolio assets in seeking to track the Index may result in a high portfolio turnover rate. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and the distribution of additional capital gains, which generate greater tax liabilities for shareholders. These factors may negatively affect the Fund’s performance.

WisdomTree 500 Digital Fund | Large-Capitalization Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Large-Capitalization Investing Risk. The Fund currently invests primarily in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

WisdomTree 500 Digital Fund | Information Technology Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Information Technology Sector Risk. The Fund currently invests a significant portion of its assets in the information technology sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The information technology sector includes, for example, internet, semiconductor, software, hardware, and technology equipment companies. This sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development, and government regulation.

WisdomTree 500 Digital Fund | Geopolitical Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Geopolitical Risk. The United States has experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of the United States) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

WisdomTree 500 Digital Fund | WisdomTree 500 Digital Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SPXUX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.05%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.05%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 5
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	16
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	28
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 64
WisdomTree Technology and Innovation 100 Digital Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	WisdomTree Technology and Innovation 100 Digital Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The WisdomTree Technology and Innovation 100 Digital Fund (the “Fund”) seeks to track the performance, before fees and expenses, of the WisdomTree Technology and Innovation 100 Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets. You may pay other fees, such as brokerage commissions and other fees to intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 17% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the WisdomTree Technology and Innovation 100 Index (the “Index”) through the use of a representative sampling strategy.

The Index is maintained by WisdomTree, Inc. (“WisdomTree” or the “Index Provider”) and is designed to provide exposure to U.S. exchange-listed companies principally engaged in offering, using, or developing products, processes, or services that will provide or will benefit significantly from technological advances and innovation. The Index constituents are determined by an Index committee that looks at sub-industries focusing on technology and/or innovation in the following categories: (i) software - companies; (ii) semiconductors - companies that produce semiconductors or semiconductor equipment and technology; (iii) other hardware – other technology hardware companies that produce or develop other equipment or physical elements used in technology infrastructure, devices or components (collectively, “Software and Hardware Companies”); (iv) media & entertainment; (v) biotechnology; (vi) financial technology (fintech) - companies that utilize technology to improve and automate the delivery and use of financial services; (vii) telecommunication services; and (viii) automobile makers. At least 50% of the Index constituent weight will meet the definition of Software and Hardware Companies and such companies will derive at least 50% of their revenue from one or more of the Software and Hardware Companies. The Index Provider is affiliated with WisdomTree Digital Management, Inc. (“WisdomTree Digital Management” or the “Adviser”).

To be eligible for inclusion in the Index, a company must also meet the following criteria as of the Index screening date: (i) have a market capitalization of at least $100 million; and (ii) an average daily dollar trading volume of at least $1 million for each of the preceding three months. The Index is reconstituted and rebalanced on an annual basis to include the top 100 companies by market capitalization that are U.S. exchange listed that meet the foregoing criteria. Constituents are weighted using modified market capitalization. At reconstitution, single constituent weights will be capped at 13% while the combined exposure of companies exceeding 5% will be capped at 40%. The Fund will publicly disclose its portfolio holdings daily. The Fund may be required to purchase or sell portfolio assets to track the Index as the Index reconstitutes and rebalances and/or in order to meet investor purchase or redemption requests. As a result, the Fund will engage in frequent trading of portfolio securities.

WisdomTree currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define equity securities within a sector. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries. As of September 30, 2024, a significant portion of the Index is comprised of companies in the communication services and information technology sectors.

To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as the Index.

Use of Blockchain

As described further below, through its transfer agent, the Fund uses blockchain technology in relation to maintaining a record of its shares. The following “Use of Blockchain” section describes what blockchain technology is and how the Fund uses it for the recording of its shares.

WisdomTree Transfers, Inc., the Fund’s transfer agent (“WisdomTree Transfers” or “Transfer Agent”), maintains the official record of share ownership through an integrated recordkeeping system with records in book-entry form and digital representations of Fund shares that are recorded – or tokenized – on the applicable blockchain. A transfer of the record on the blockchain can act as an information source for the Transfer Agent to register a transaction in its book-entry records. The Transfer Agent will reconcile book-entry and blockchain transactions on at least a daily basis. Reconciliation involves maintaining a matching book-entry record and blockchain record of the total number of shares in circulation, the ownership of the shares at any given time, and all transactions between parties involving the shares. The Transfer Agent’s book-entry records constitute the official record of share ownership. The policies and procedures of the Fund and the Transfer Agent both address the use of blockchain integrated recordkeeping systems. The Fund’s Board of Trustees (the “Board”) has approved these policies and procedures, including those that address the use of blockchain integrated recordkeeping systems.

A blockchain is an open, distributed ledger that digitally records transactions in a verifiable way using cryptography. A distributed ledger is a database in which data is stored in a decentralized manner. Cryptography is a method of storing and transmitting data in a particular form so that only those for whom it is intended can read and process it. A blockchain stores transaction data in “blocks” that are linked together to form a “chain”, and hence the name blockchain. Transactions on the blockchain are verified and authenticated by computers on the network. The process of authenticating a transaction before it is recorded ensures that only valid and authorized transactions are permanently recorded as “blocks” on the blockchain.

In order to facilitate the use of blockchain technology, a potential shareholder must have a blockchain wallet. WisdomTree Digital Movement, Inc. or WisdomTree Digital Trust Company, LLC, as applicable (each entity, as applicable, “WisdomTree Digital”) provides a Stellar-based wallet, including through a mobile application for individual shareholders, WisdomTree Prime® (the “App”). Institutional investors may, for their convenience and in their sole discretion, elect to use their own wallet if registered by the Transfer Agent or its agents in their sole discretion through WisdomTree ConnectTM (the “Portal”). The Portal may be accessed via a web-based portal or via application programming interface (see “Purchase and Redemption of Fund Shares” below). A blockchain wallet is a software application which stores a user’s “private key” and related digital or tokenized assets and is used to facilitate sending digital or tokenized assets on a particular blockchain. The term “digital assets” as used herein refers to native crypto assets of blockchains or protocols running on top of blockchains and the term “tokenized assets” as used herein refers to the creation of a digital representation of a traditional asset, such as the Fund shares, on the blockchain or the issuance of such an asset directly on the blockchain. A “private key” is one of two numbers in a cryptographic “key pair.” A key pair consists of a “public key” and its corresponding private key, both of which are lengthy alphanumeric codes, derived together and possessing a unique relationship. The private key is used by the owner of a digital wallet to send (i.e., digitally sign and authenticate) digital or tokenized assets and is private to the wallet owner. The public key is, as the name implies, public and open to others on the applicable blockchain to send digital assets to. The blockchain will only record public key information. WisdomTree Digital holds the private keys associated with Stellar-based wallets for individual shareholders. Institutional investors opting to use their own wallets will be responsible for holding the private key associated with their wallets, which is essential for authenticating and authorizing transactions on the applicable blockchain. An institutional investor may choose to hold the private key in their own self-hosted wallet service or use a third-party wallet service that holds the private key. Accordingly, the Stellar blockchain is currently the default blockchain utilized for retail investors, although blockchain expansion is anticipated for the future, while institutional investors may currently use other blockchains, which may offer benefits such as different transaction speeds or efficiencies based on the investor’s operational preferences.

The Transfer Agent utilizes a permissioned system that operates on top of public, permissionless blockchains. The permissioned system is established through a combination of policies, procedures, and technological controls which collectively seek to ensure that the blockchain operates as an integrated but supplementary recordkeeping mechanism under the oversight of the Transfer Agent. To create and maintain this permissioned structure on public blockchains, WisdomTree Transfers registers and associates each blockchain wallet with relevant personal identifying information which is maintained in an off-chain registry (i.e., a separate database that is not available to the public and is used to satisfy anti-money laundering regulations). Permission is granted only to registered wallets, sometimes referred to as “whitelisting”, thereby restricting the ability to transact in tokenized shares to pre-approved participants. Smart contracts are deployed as part of the operational framework to enforce compliance with the Transfer Agent’s policies and procedures, as applicable. Specifically, smart contracts have been developed to support functions such as transfer restrictions to prevent unauthorized transfers to or from unregistered wallets and ability to claw back tokens to the extent that the digital representation of Fund share ownership does not align with the book-entry records. These smart contracts are designed, deployed, and maintained by WisdomTree Digital with oversight by the Transfer Agent. In this manner, this permissioned system prevents transactions between unknown persons or unknown blockchain wallets, even though blockchain infrastructure itself remains permissionless.

It is anticipated that Fund shareholders may have the benefit of shares that may be operated on more than one blockchain, such as the blockchains noted under “Additional Information About the Purchase and Redemption of Fund Shares.”. This feature may provide shareholders with the ability to move the record of ownership between blockchain wallets, such as between the Stellar and Ethereum blockchains as desired, which may include through interoperability, which is facilitated by the Transfer Agent’s process of burning and minting the digital representations of shares on each blockchain and the Transfer Agent continuing to maintain the Fund’s official records through integrated recordkeeping. These features may permit applicable shareholders to potentially take advantage of the benefits of a supported blockchain of their choice (i.e., Stellar or Ethereum blockchain), such as transaction speed or efficiency, while also helping facilitate the Fund’s shares being available for purchase, sale, or transfer in the broader blockchain ecosystem.

The recording of digital representation of Fund shares on the blockchain will not affect the Fund’s investments in securities. The Fund will not invest in any digital assets (referred to as, among other things, virtual currencies).

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk [Text Block]	rr_RiskTextBlock

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. The principal risks are generally presented in alphabetical order to facilitate finding particular risks when comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s prospectus titled “Additional Principal Risk Information About the Fund” and “Additional Non-Principal Risk Information.”

■	Blockchain Technology Risk. Blockchain technology is a relatively new and untested technology that operates as a distributed ledger. There are risks associated with the Fund’s issuance, redemption, transfer, and recordkeeping of shares on a blockchain, and these risks may not fully emerge until the technology becomes more widely used. Blockchain systems are public and permissionless, and could be vulnerable to fraud, particularly if a significant minority of participants collude to defraud the rest. Access to a given blockchain requires a private key, which, if compromised, could result in loss due to theft, destruction, or inaccessibility. There is limited regulation of blockchain technology other than the intrinsic public nature of the blockchain system, and any future regulatory developments could adversely affect the viability and expansion of the use of blockchain technology. There are currently a number of competing blockchain platforms with competing intellectual property claims, and the uncertainty inherent in these competing technologies could cause companies to use alternatives to blockchain. Blockchain networks may also undergo significant technological developments, such as the Ethereum blockchain’s change in September 2022 from proof-of-work mining to proof-of-stake validation. Blockchain networks can also experience delays in transaction processing and settlement, particularly during periods of high network congestion or increased transaction volume. Such delays could affect the timing of recording transactions or processing redemptions and transfers of Fund shares. During periods of congestion, the time required for transaction validation may increase, which could lead to delayed recording of transactions on the blockchain or off-chain recordkeeping systems. In extreme cases, prolonged delays could disrupt the Fund’s ability to process transactions efficiently or cause discrepancies between the blockchain record and the official book-entry record maintained by the Transfer Agent. Furthermore, blockchain networks typically impose transaction fees in the form of the network’s native digital asset (e.g., lumens on the Stellar blockchain or ether on the Ethereum blockchain). These fees can be unpredictable and may vary significantly depending on network conditions and levels of congestion. Sudden increases in transaction fees could impact the cost of processing Fund transactions or impose unexpected expenses on investors or the Transfer Agent or its affiliates, potentially affecting the overall efficiency of the Fund’s recordkeeping and transaction processing systems. Lastly, there may be undiscovered technical flaws in the Transfer Agent’s blockchain-integrated recordkeeping system or the underlying blockchain technology, including in the process by which transactions are recorded to a blockchain, recorded off-chain, and/or integrated with other recordkeeping systems. Such flaws could negatively impact the execution or recordkeeping of transactions in Fund shares. Additionally, technological advancements may lead to new or existing hardware or software tools or mechanisms that could undermine the integrity or functionality of blockchain systems, all of which could adversely impact transactions in Fund shares.

■	Large-Capitalization Investing Risk. The Fund currently invests primarily in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

■	Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of securities fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Cybersecurity Risk. The Fund and its service providers, as well as the App, Portal, wallet provider, blockchain networks and intermediaries, may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund or shareholder in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. For instance, if there are data security breaches of the Transfer Agent’s systems resulting in theft of the information necessary to link a Fund investor’s personal identity with such investor’s record of shares on a blockchain, the stolen information could be used to determine a shareholder’s identity and complete investing history in the Fund as recorded on a blockchain. Cyber-attacks affecting the Fund’s third- party service providers, App, Portal, wallet provider, blockchain network, or the issuers of securities in which the Fund invests may subject the Fund and shareholders to many of the same risks associated with direct cybersecurity breaches.

■	Communication Services Sector Risk. The Fund currently invests a significant portion of its assets in the communication services sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The communication services sector consists of companies that facilitate communication and offer content and information through various types of media. These companies include, for example, telecom companies, such as wireless and fixed-line telecommunications service providers, media companies, such as broadcasters, advertisers, publishers, cable and satellite companies, and companies in the movie industry, and other companies that provide internet software, on-line services social media platforms, video games, and digital entertainment. This sector can be significantly affected by, among other things, government intervention and regulation, technological innovations that make existing products and services obsolete, and consumer demand.

■	Index and Data Risk. The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index Provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

■	Information Technology Sector Risk. The Fund currently invests a significant portion of its assets in the information technology sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The information technology sector includes, for example, internet, semiconductor, software, hardware, and technology equipment companies. This sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development, and government regulation.

■	Geopolitical Risk. The United States has experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of the United States) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

■	Large Shareholder Risk. From time to time, shareholders of the Fund (which may include institutional investors, other WisdomTree funds and WisdomTree and its affiliates), may make relatively large redemptions or purchases of Fund shares. These transactions may cause the Fund to sell investments or invest additional cash, as the case may be, at disadvantageous prices or at times it may not otherwise do so. Redemptions of a large number of shares may also increase transaction and other costs or have adverse tax consequences for shareholders of the Fund by requiring a sale of investments. Purchases of a large number of shares may adversely affect performance to the extent that it takes time to invest new cash and the Fund maintains a larger cash position than it normally would.

■	Non-Correlation Risk. As with all index funds, the Fund may not provide investment performance matching that of the Index for a variety of reasons.

■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

■	Portfolio Turnover Risk. Significant investor purchases or redemptions and/or Fund purchasing or selling of portfolio assets in seeking to track the Index may result in a high portfolio turnover rate. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and the distribution of additional capital gains, which generate greater tax liabilities for shareholders. These factors may negatively affect the Fund’s performance.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund commenced operations on January 19, 2023, and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the Fund’s performance to a broad measure of market performance. Performance information for the Fund is available through the App (as defined below in “Purchase and Redemption of Fund Shares”) or at www.wisdomtree.com/investments.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the Fund’s performance to a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund commenced operations on January 19, 2023, and therefore does not have performance history for a full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.wisdomtree.com/investments
WisdomTree Technology and Innovation 100 Digital Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
WisdomTree Technology and Innovation 100 Digital Fund | Blockchain Technology Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Blockchain Technology Risk. Blockchain technology is a relatively new and untested technology that operates as a distributed ledger. There are risks associated with the Fund’s issuance, redemption, transfer, and recordkeeping of shares on a blockchain, and these risks may not fully emerge until the technology becomes more widely used. Blockchain systems are public and permissionless, and could be vulnerable to fraud, particularly if a significant minority of participants collude to defraud the rest. Access to a given blockchain requires a private key, which, if compromised, could result in loss due to theft, destruction, or inaccessibility. There is limited regulation of blockchain technology other than the intrinsic public nature of the blockchain system, and any future regulatory developments could adversely affect the viability and expansion of the use of blockchain technology. There are currently a number of competing blockchain platforms with competing intellectual property claims, and the uncertainty inherent in these competing technologies could cause companies to use alternatives to blockchain. Blockchain networks may also undergo significant technological developments, such as the Ethereum blockchain’s change in September 2022 from proof-of-work mining to proof-of-stake validation. Blockchain networks can also experience delays in transaction processing and settlement, particularly during periods of high network congestion or increased transaction volume. Such delays could affect the timing of recording transactions or processing redemptions and transfers of Fund shares. During periods of congestion, the time required for transaction validation may increase, which could lead to delayed recording of transactions on the blockchain or off-chain recordkeeping systems. In extreme cases, prolonged delays could disrupt the Fund’s ability to process transactions efficiently or cause discrepancies between the blockchain record and the official book-entry record maintained by the Transfer Agent. Furthermore, blockchain networks typically impose transaction fees in the form of the network’s native digital asset (e.g., lumens on the Stellar blockchain or ether on the Ethereum blockchain). These fees can be unpredictable and may vary significantly depending on network conditions and levels of congestion. Sudden increases in transaction fees could impact the cost of processing Fund transactions or impose unexpected expenses on investors or the Transfer Agent or its affiliates, potentially affecting the overall efficiency of the Fund’s recordkeeping and transaction processing systems. Lastly, there may be undiscovered technical flaws in the Transfer Agent’s blockchain-integrated recordkeeping system or the underlying blockchain technology, including in the process by which transactions are recorded to a blockchain, recorded off-chain, and/or integrated with other recordkeeping systems. Such flaws could negatively impact the execution or recordkeeping of transactions in Fund shares. Additionally, technological advancements may lead to new or existing hardware or software tools or mechanisms that could undermine the integrity or functionality of blockchain systems, all of which could adversely impact transactions in Fund shares.

WisdomTree Technology and Innovation 100 Digital Fund | Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

WisdomTree Technology and Innovation 100 Digital Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Market Risk. The trading prices of securities fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

WisdomTree Technology and Innovation 100 Digital Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Cybersecurity Risk. The Fund and its service providers, as well as the App, Portal, wallet provider, blockchain networks and intermediaries, may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund or shareholder in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. For instance, if there are data security breaches of the Transfer Agent’s systems resulting in theft of the information necessary to link a Fund investor’s personal identity with such investor’s record of shares on a blockchain, the stolen information could be used to determine a shareholder’s identity and complete investing history in the Fund as recorded on a blockchain. Cyber-attacks affecting the Fund’s third- party service providers, App, Portal, wallet provider, blockchain network, or the issuers of securities in which the Fund invests may subject the Fund and shareholders to many of the same risks associated with direct cybersecurity breaches.

WisdomTree Technology and Innovation 100 Digital Fund | Index and Data Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Index and Data Risk. The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. The Index Provider has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

WisdomTree Technology and Innovation 100 Digital Fund | Investment Style Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

WisdomTree Technology and Innovation 100 Digital Fund | Large Shareholder Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Large Shareholder Risk. From time to time, shareholders of the Fund (which may include institutional investors, other WisdomTree funds and WisdomTree and its affiliates), may make relatively large redemptions or purchases of Fund shares. These transactions may cause the Fund to sell investments or invest additional cash, as the case may be, at disadvantageous prices or at times it may not otherwise do so. Redemptions of a large number of shares may also increase transaction and other costs or have adverse tax consequences for shareholders of the Fund by requiring a sale of investments. Purchases of a large number of shares may adversely affect performance to the extent that it takes time to invest new cash and the Fund maintains a larger cash position than it normally would.

WisdomTree Technology and Innovation 100 Digital Fund | Non-Correlation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Non-Correlation Risk. As with all index funds, the Fund may not provide investment performance matching that of the Index for a variety of reasons.

WisdomTree Technology and Innovation 100 Digital Fund | Portfolio Turnover Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Portfolio Turnover Risk. Significant investor purchases or redemptions and/or Fund purchasing or selling of portfolio assets in seeking to track the Index may result in a high portfolio turnover rate. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and the distribution of additional capital gains, which generate greater tax liabilities for shareholders. These factors may negatively affect the Fund’s performance.

WisdomTree Technology and Innovation 100 Digital Fund | Large-Capitalization Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Large-Capitalization Investing Risk. The Fund currently invests primarily in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

WisdomTree Technology and Innovation 100 Digital Fund | Information Technology Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Information Technology Sector Risk. The Fund currently invests a significant portion of its assets in the information technology sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The information technology sector includes, for example, internet, semiconductor, software, hardware, and technology equipment companies. This sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development, and government regulation.

WisdomTree Technology and Innovation 100 Digital Fund | Geopolitical Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Geopolitical Risk. The United States has experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of the United States) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

WisdomTree Technology and Innovation 100 Digital Fund | Communication Services Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Communication Services Sector Risk. The Fund currently invests a significant portion of its assets in the communication services sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The communication services sector consists of companies that facilitate communication and offer content and information through various types of media. These companies include, for example, telecom companies, such as wireless and fixed-line telecommunications service providers, media companies, such as broadcasters, advertisers, publishers, cable and satellite companies, and companies in the movie industry, and other companies that provide internet software, on-line services social media platforms, video games, and digital entertainment. This sector can be significantly affected by, among other things, government intervention and regulation, technological innovations that make existing products and services obsolete, and consumer demand.

WisdomTree Technology and Innovation 100 Digital Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

WisdomTree Technology and Innovation 100 Digital Fund | WisdomTree Technology and Innovation 100 Digital Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TECHX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.10%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 10
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	32
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	56
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 128
WisdomTree Short-Duration Income Digital Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	WisdomTree Short-Duration Income Digital Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The WisdomTree Short-Duration Income Digital Fund (the “Fund”) seeks income consistent with the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets. You may pay other fees, such as brokerage commissions and other fees to intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 14% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by utilizing an asset allocation strategy investing primarily in exchange-traded funds (“ETFs”) (each, an “Underlying Fund”) that provide exposure to short-duration fixed income securities that WisdomTree Digital Management, Inc. (“WisdomTree Digital Management” or the “Adviser”) believes will generate income consistent with the preservation of capital. Duration is a measure of the price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a security’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates. The Underlying Funds are expected to primarily invest in U.S. government bonds and corporate bonds (including high yield bonds, commonly referred to as “junk bonds”), as well as mortgage-backed securities and other mortgage-related products, with an average duration of three years or shorter. Such investments include mortgage-related fixed income securities issued or guaranteed by the U.S. government or its agencies or instrumentalities such as the Government National Mortgage Association (“GNMA”), the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”). The Underlying Funds are expected to consist primarily (if not entirely) of ETFs managed by an affiliate of the Adviser unless there is no such ETF that is consistent with the desired allocation in implementing the Fund’s strategy.

Generally, the Underlying Funds comprising the Fund’s portfolio will be added, removed or re-weighted quarterly, although a more active approach may be taken depending on factors such as market conditions, investment opportunities or if the Underlying Funds are exhibiting a higher duration than desired, which may lead to frequent trading, cause the number of Fund holdings to vary, and increase the Fund’s portfolio turnover rate. Asset allocations may fluctuate over time and may occur with different frequencies, and the Adviser may change the asset class allocations, Underlying Funds or the target weightings in the Underlying Funds in its discretion and without notice to, or approval by, shareholders.

The Fund’s asset allocation is constructed by the Fund’s Adviser and implemented by the Sub-Adviser. In constructing the Fund’s asset allocation, the Adviser will leverage research and asset allocation models constructed and maintained by WisdomTree, Inc. (formerly, WisdomTree Investments, Inc.) (“WisdomTree”) or other affiliates of the Adviser.

Use of Blockchain

As described further below, through its transfer agent, the Fund uses blockchain technology in relation to maintaining a record of its shares. The following “Use of Blockchain” section describes what blockchain technology is and how the Fund uses it for the recording of its shares.

WisdomTree Transfers, Inc., the Fund’s transfer agent (“WisdomTree Transfers” or “Transfer Agent”), maintains the official record of share ownership through an integrated recordkeeping system with records in book-entry form and digital representations of Fund shares that are recorded – or tokenized – on the applicable blockchain. A transfer of the record on the blockchain can act as an information source for the Transfer Agent to register a transaction in its book-entry records. The Transfer Agent will reconcile book-entry and blockchain transactions on at least a daily basis. Reconciliation involves maintaining a matching book-entry record and blockchain record of the total number of shares in circulation, the ownership of the shares at any given time, and all transactions between parties involving the shares. The Transfer Agent’s book-entry records constitute the official record of share ownership. The policies and procedures of the Fund and the Transfer Agent both address the use of blockchain integrated recordkeeping systems. The Fund’s Board of Trustees (the “Board”) has approved these policies and procedures, including those that address the use of blockchain integrated recordkeeping systems.

A blockchain is an open, distributed ledger that digitally records transactions in a verifiable way using cryptography. A distributed ledger is a database in which data is stored in a decentralized manner. Cryptography is a method of storing and transmitting data in a particular form so that only those for whom it is intended can read and process it. A blockchain stores transaction data in “blocks” that are linked together to form a “chain”, and hence the name blockchain. Transactions on the blockchain are verified and authenticated by computers on the network. The process of authenticating a transaction before it is recorded ensures that only valid and authorized transactions are permanently recorded as “blocks” on the blockchain.

In order to facilitate the use of blockchain technology, a potential shareholder must have a blockchain wallet. WisdomTree Digital Movement, Inc. or WisdomTree Digital Trust Company, LLC, as applicable (each entity, as applicable, “WisdomTree Digital”) provides a Stellar-based wallet, including through a mobile application for individual shareholders, WisdomTree Prime® (the “App”). Institutional investors may, for their convenience and in their sole discretion, elect to use their own wallet if registered by the Transfer Agent or its agents in their sole discretion through WisdomTree ConnectTM (the “Portal”). The Portal may be accessed via a web-based portal or via application programming interface (see “Purchase and Redemption of Fund Shares” below). A blockchain wallet is a software application which stores a user’s “private key” and related digital or tokenized assets and is used to facilitate sending digital or tokenized assets on a particular blockchain. The term “digital assets” as used herein refers to native crypto assets of blockchains or protocols running on top of blockchains and the term “tokenized assets” as used herein refers to the creation of a digital representation of a traditional asset, such as the Fund shares, on the blockchain or the issuance of such an asset directly on the blockchain. A “private key” is one of two numbers in a cryptographic “key pair.” A key pair consists of a “public key” and its corresponding private key, both of which are lengthy alphanumeric codes, derived together and possessing a unique relationship. The private key is used by the owner of a digital wallet to send (i.e., digitally sign and authenticate) digital or tokenized assets and is private to the wallet owner. The public key is, as the name implies, public and open to others on the applicable blockchain to send digital assets to. The blockchain will only record public key information. WisdomTree Digital holds the private keys associated with Stellar-based wallets for individual shareholders. Institutional investors opting to use their own wallets will be responsible for holding the private key associated with their wallets, which is essential for authenticating and authorizing transactions on the applicable blockchain. An institutional investor may choose to hold the private key in their own self-hosted wallet service or use a third-party wallet service that holds the private key. Accordingly, the Stellar blockchain is currently the default blockchain utilized for retail investors, although blockchain expansion is anticipated for the future, while institutional investors may currently use other blockchains, which may offer benefits such as different transaction speeds or efficiencies based on the investor’s operational preferences.

The Transfer Agent utilizes a permissioned system that operates on top of public, permissionless blockchains. The permissioned system is established through a combination of policies, procedures, and technological controls which collectively seek to ensure that the blockchain operates as an integrated but supplementary recordkeeping mechanism under the oversight of the Transfer Agent. To create and maintain this permissioned structure on public blockchains, WisdomTree Transfers registers and associates each blockchain wallet with relevant personal identifying information which is maintained in an off-chain registry (i.e., a separate database that is not available to the public and is used to satisfy anti-money laundering regulations). Permission is granted only to registered wallets, sometimes referred to as “whitelisting”, thereby restricting the ability to transact in tokenized shares to pre-approved participants. Smart contracts are deployed as part of the operational framework to enforce compliance with the Transfer Agent’s policies and procedures, as applicable. Specifically, smart contracts have been developed to support functions such as transfer restrictions to prevent unauthorized transfers to or from unregistered wallets and ability to claw back tokens to the extent that the digital representation of Fund share ownership does not align with the book-entry records. These smart contracts are designed, deployed, and maintained by WisdomTree Digital with oversight by the Transfer Agent. In this manner, this permissioned system prevents transactions between unknown persons or unknown blockchain wallets, even though blockchain infrastructure itself remains permissionless.

It is anticipated that Fund shareholders may have the benefit of shares that may be operated on more than one blockchain, such as the blockchains noted under “Additional Information About the Purchase and Redemption of Fund Shares.”. This feature may provide shareholders with the ability to move the record of ownership between blockchain wallets, such as between the Stellar and Ethereum blockchains as desired, which may include through interoperability, which is facilitated by the Transfer Agent’s process of burning and minting the digital representations of shares on each blockchain and the Transfer Agent continuing to maintain the Fund’s official records through integrated recordkeeping. These features may permit applicable shareholders to potentially take advantage of the benefits of a supported blockchain of their choice (i.e., Stellar or Ethereum blockchain), such as transaction speed or efficiency, while also helping facilitate the Fund’s shares being available for purchase, sale, or transfer in the broader blockchain ecosystem.

The recording of digital representation of Fund shares on the blockchain will not affect the Fund’s investments in securities. The Fund will not invest in any digital assets (referred to as, among other things, virtual currencies).

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk [Text Block]	rr_RiskTextBlock

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. The principal risks are generally presented in alphabetical order to facilitate finding particular risks when comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), yield, total return and/or ability to meet its objective. Because the Fund invests primarily in Underlying Funds, the Fund is subject to the risks associated with the Underlying Funds in which it invests. For more information about the risks of investing in the Fund, see the sections in the Fund’s prospectus titled “Additional Principal Risk Information About the Fund” and “Additional Non-Principal Risk Information.”

■	Blockchain Technology Risk. Blockchain technology is a relatively new and untested technology that operates as a distributed ledger. There are risks associated with the Fund’s issuance, redemption, transfer, and recordkeeping of shares on a blockchain, and these risks may not fully emerge until the technology becomes more widely used. Blockchain systems are public and permissionless, and could be vulnerable to fraud, particularly if a significant minority of participants collude to defraud the rest. Access to a given blockchain requires a private key, which, if compromised, could result in loss due to theft, destruction, or inaccessibility. There is limited regulation of blockchain technology other than the intrinsic public nature of the blockchain system, and any future regulatory developments could adversely affect the viability and expansion of the use of blockchain technology. There are currently a number of competing blockchain platforms with competing intellectual property claims, and the uncertainty inherent in these competing technologies could cause companies to use alternatives to blockchain. Blockchain networks may also undergo significant technological developments, such as the Ethereum blockchain’s change in September 2022 from proof-of-work mining to proof-of-stake validation. Blockchain networks can also experience delays in transaction processing and settlement, particularly during periods of high network congestion or increased transaction volume. Such delays could affect the timing of recording transactions or processing redemptions and transfers of Fund shares. During periods of congestion, the time required for transaction validation may increase, which could lead to delayed recording of transactions on the blockchain or off-chain recordkeeping systems. In extreme cases, prolonged delays could disrupt the Fund’s ability to process transactions efficiently or cause discrepancies between the blockchain record and the official book-entry record maintained by the Transfer Agent. Furthermore, blockchain networks typically impose transaction fees in the form of the network’s native digital asset (e.g., lumens on the Stellar blockchain or ether on the Ethereum blockchain). These fees can be unpredictable and may vary significantly depending on network conditions and levels of congestion. Sudden increases in transaction fees could impact the cost of processing Fund transactions or impose unexpected expenses on investors or the Transfer Agent or its affiliates, potentially affecting the overall efficiency of the Fund’s recordkeeping and transaction processing systems. Lastly, there may be undiscovered technical flaws in the Transfer Agent’s blockchain-integrated recordkeeping system or the underlying blockchain technology, including in the process by which transactions are recorded to a blockchain, recorded off-chain, and/or integrated with other recordkeeping systems. Such flaws could negatively impact the execution or recordkeeping of transactions in Fund shares. Additionally, technological advancements may lead to new or existing hardware or software tools or mechanisms that could undermine the integrity or functionality of blockchain systems, all of which could adversely impact transactions in Fund shares.

■	Investments in Underlying Funds Risk. The Fund’s investment performance and risks will be directly related to the investment performance and risks of Underlying Funds. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the Underlying Funds realize their investment objectives. There is no guarantee that the Underlying Funds will achieve their respective investment objectives. Fund shareholders indirectly bear a proportionate share of the fees and expenses of the Underlying Funds in addition to the Fund’s expenses.

■	Conflicts of Interest Relating to Investment in Affiliated Funds Risk. The Fund’s asset allocation is constructed by the Fund’s Adviser and implemented by the Sub-Adviser and Underlying Funds are expected to consist primarily (if not entirely) of WisdomTree ETFs managed by an affiliate of the Adviser unless there is no such ETF that is consistent with the desired asset allocation within the Fund’s strategy. As a result, the Adviser is subject to a potential conflict of interest in doing so because the Adviser is affiliated with the investment manager to such Underlying Funds and the advisory fees paid by such Underlying Funds managed by the affiliated investment manager may be higher than fees paid by other funds managed by unaffiliated investment managers. Further, the Adviser and Sub-Adviser have an incentive to allocate investments to the WisdomTree ETFs in order to generate additional fees for themselves or their affiliate.

■	Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Active Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

■	Market Risk. The trading prices of securities fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Cybersecurity Risk. The Fund and its service providers, as well as the App, Portal, wallet provider, blockchain networks and intermediaries, may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund or shareholder in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. For instance, if there are data security breaches of the Transfer Agent’s systems resulting in theft of the information necessary to link a Fund investor’s personal identity with such investor’s record of shares on a blockchain, the stolen information could be used to determine a shareholder’s identity and complete investing history in the Fund as recorded on a blockchain. Cyber-attacks affecting the Fund’s third- party service providers, App, Portal, wallet provider, blockchain network, or the issuers of securities in which the Fund invests may subject the Fund and shareholders to many of the same risks associated with direct cybersecurity breaches.

■	Geopolitical Risk. The United States has experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of the United States) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

■	Portfolio Turnover Risk. Significant investor purchases or redemptions and/or Fund purchasing or selling of portfolio assets in seeking to track the Index may result in a high portfolio turnover rate. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and the distribution of additional capital gains, which generate greater tax liabilities for shareholders. These factors may negatively affect the Fund’s performance.

■	Large Shareholder Risk. From time to time, shareholders of the Fund (which may include institutional investors, other WisdomTree funds and WisdomTree and its affiliates), may make relatively large redemptions or purchases of Fund shares. These transactions may cause the Fund to sell investments or invest additional cash, as the case may be, at disadvantageous prices or at times it may not otherwise do so. Redemptions of a large number of shares may also increase transaction and other costs or have adverse tax consequences for shareholders of the Fund by requiring a sale of investments. Purchases of a large number of shares may adversely affect performance to the extent that it takes time to invest new cash and the Fund maintains a larger cash position than it normally would.

Indirect Risks Through Investment in Underlying Funds

The Fund will principally invest in Underlying Funds, and thereby will obtain exposure to the investments described below, as applicable, through such Underlying Funds as opposed to investing directly in such investments.

■	Underlying Fund Risk. Underlying Funds, which are expected to consist of ETFs, are traded on a national securities exchange at market prices that may vary from the net asset value of their underlying investments. Accordingly, there may be times when an Underlying Fund trades at a premium or discount to its net asset value. Underlying Funds also involve the risk that an active trading market for an Underlying Fund’s shares may not develop or be maintained. Similarly, because the value of Underlying Fund shares depends on the demand in the market, the Fund may not be able to purchase or sell an Underlying Fund at the most optimal time, which could adversely affect the Fund’s performance. The Fund’s asset allocation is constructed by the Fund’s Adviser and implemented by the Sub-Adviser and Underlying Funds are expected to consist primarily (if not entirely) of Underlying Funds managed by an affiliate of the Adviser unless there is no such ETF that is consistent with the desired asset allocation within the Fund’s strategy. As a result, the Adviser is subject to a potential conflict of interest in doing so because the Adviser is affiliated with the investment manager to such Underlying Funds and the advisory fees paid by such Underlying Funds managed by the affiliated investment manager may be higher than fees paid by other funds managed by unaffiliated investment managers.

■	High Yield Securities Risk. Higher yielding, high risk debt securities, sometimes referred to as junk bonds, may present additional risk because these securities may be less liquid and present more credit risk than investment grade bonds. The price of high yield securities tends to be more susceptible to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions. High yield securities may be regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments.

■	Mortgage- and Asset-Backed Securities Risk. Movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of mortgage- and asset-backed securities. Mortgage-and asset-backed securities can also be subject to the risk of default on the underlying mortgages or other assets. Mortgage- and asset-backed securities are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected. Default or bankruptcy of a counterparty to a mortgage-related transaction would expose the Fund to possible loss.

■	U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury obligations to decline.

■	Income Risk. The Fund is subject to the risk that its income will decline because of falling interest rates. Income risk is generally high for short-term bond funds, so investors should expect the Fund's income to fluctuate.

■	Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates and changes to other factors, such as perception of an issuer’s creditworthiness. Funds with higher durations generally are subject to greater interest rate risk. For example, the price of a security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates.

■	Issuer Credit Risk. The financial condition of an issuer of a debt security or other instrument may cause such issuer to default, become unable to pay interest or principal due or otherwise fail to honor its obligations or cause such issuer to be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations. The value of an investment in the Fund may change quickly and without warning in response to issuer defaults, changes in the credit ratings of the Fund’s portfolio investments and/or perceptions related thereto.

■	Issuer Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund commenced operations on January 19, 2023, and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the Fund’s performance to a broad measure of market performance. Performance information for the Fund is available through the App (as defined below in “Purchase and Redemption of Fund Shares”) or at www.wisdomtree.com/investments.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the Fund’s performance to a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund commenced operations on January 19, 2023, and therefore does not have performance history for a full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.wisdomtree.com/investments
WisdomTree Short-Duration Income Digital Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
WisdomTree Short-Duration Income Digital Fund | Blockchain Technology Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Blockchain Technology Risk. Blockchain technology is a relatively new and untested technology that operates as a distributed ledger. There are risks associated with the Fund’s issuance, redemption, transfer, and recordkeeping of shares on a blockchain, and these risks may not fully emerge until the technology becomes more widely used. Blockchain systems are public and permissionless, and could be vulnerable to fraud, particularly if a significant minority of participants collude to defraud the rest. Access to a given blockchain requires a private key, which, if compromised, could result in loss due to theft, destruction, or inaccessibility. There is limited regulation of blockchain technology other than the intrinsic public nature of the blockchain system, and any future regulatory developments could adversely affect the viability and expansion of the use of blockchain technology. There are currently a number of competing blockchain platforms with competing intellectual property claims, and the uncertainty inherent in these competing technologies could cause companies to use alternatives to blockchain. Blockchain networks may also undergo significant technological developments, such as the Ethereum blockchain’s change in September 2022 from proof-of-work mining to proof-of-stake validation. Blockchain networks can also experience delays in transaction processing and settlement, particularly during periods of high network congestion or increased transaction volume. Such delays could affect the timing of recording transactions or processing redemptions and transfers of Fund shares. During periods of congestion, the time required for transaction validation may increase, which could lead to delayed recording of transactions on the blockchain or off-chain recordkeeping systems. In extreme cases, prolonged delays could disrupt the Fund’s ability to process transactions efficiently or cause discrepancies between the blockchain record and the official book-entry record maintained by the Transfer Agent. Furthermore, blockchain networks typically impose transaction fees in the form of the network’s native digital asset (e.g., lumens on the Stellar blockchain or ether on the Ethereum blockchain). These fees can be unpredictable and may vary significantly depending on network conditions and levels of congestion. Sudden increases in transaction fees could impact the cost of processing Fund transactions or impose unexpected expenses on investors or the Transfer Agent or its affiliates, potentially affecting the overall efficiency of the Fund’s recordkeeping and transaction processing systems. Lastly, there may be undiscovered technical flaws in the Transfer Agent’s blockchain-integrated recordkeeping system or the underlying blockchain technology, including in the process by which transactions are recorded to a blockchain, recorded off-chain, and/or integrated with other recordkeeping systems. Such flaws could negatively impact the execution or recordkeeping of transactions in Fund shares. Additionally, technological advancements may lead to new or existing hardware or software tools or mechanisms that could undermine the integrity or functionality of blockchain systems, all of which could adversely impact transactions in Fund shares.

WisdomTree Short-Duration Income Digital Fund | Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

WisdomTree Short-Duration Income Digital Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Market Risk. The trading prices of securities fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

WisdomTree Short-Duration Income Digital Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Cybersecurity Risk. The Fund and its service providers, as well as the App, Portal, wallet provider, blockchain networks and intermediaries, may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund or shareholder in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. For instance, if there are data security breaches of the Transfer Agent’s systems resulting in theft of the information necessary to link a Fund investor’s personal identity with such investor’s record of shares on a blockchain, the stolen information could be used to determine a shareholder’s identity and complete investing history in the Fund as recorded on a blockchain. Cyber-attacks affecting the Fund’s third- party service providers, App, Portal, wallet provider, blockchain network, or the issuers of securities in which the Fund invests may subject the Fund and shareholders to many of the same risks associated with direct cybersecurity breaches.

WisdomTree Short-Duration Income Digital Fund | Income Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Income Risk. The Fund is subject to the risk that its income will decline because of falling interest rates. Income risk is generally high for short-term bond funds, so investors should expect the Fund's income to fluctuate.

WisdomTree Short-Duration Income Digital Fund | Interest Rate Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates and changes to other factors, such as perception of an issuer’s creditworthiness. Funds with higher durations generally are subject to greater interest rate risk. For example, the price of a security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates.

WisdomTree Short-Duration Income Digital Fund | Issuer Credit Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Issuer Credit Risk. The financial condition of an issuer of a debt security or other instrument may cause such issuer to default, become unable to pay interest or principal due or otherwise fail to honor its obligations or cause such issuer to be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations. The value of an investment in the Fund may change quickly and without warning in response to issuer defaults, changes in the credit ratings of the Fund’s portfolio investments and/or perceptions related thereto.

WisdomTree Short-Duration Income Digital Fund | Issuer Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Issuer Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

WisdomTree Short-Duration Income Digital Fund | Large Shareholder Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Large Shareholder Risk. From time to time, shareholders of the Fund (which may include institutional investors, other WisdomTree funds and WisdomTree and its affiliates), may make relatively large redemptions or purchases of Fund shares. These transactions may cause the Fund to sell investments or invest additional cash, as the case may be, at disadvantageous prices or at times it may not otherwise do so. Redemptions of a large number of shares may also increase transaction and other costs or have adverse tax consequences for shareholders of the Fund by requiring a sale of investments. Purchases of a large number of shares may adversely affect performance to the extent that it takes time to invest new cash and the Fund maintains a larger cash position than it normally would.

WisdomTree Short-Duration Income Digital Fund | Portfolio Turnover Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Portfolio Turnover Risk. Significant investor purchases or redemptions and/or Fund purchasing or selling of portfolio assets in seeking to track the Index may result in a high portfolio turnover rate. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and the distribution of additional capital gains, which generate greater tax liabilities for shareholders. These factors may negatively affect the Fund’s performance.

WisdomTree Short-Duration Income Digital Fund | Geopolitical Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Geopolitical Risk. The United States has experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of the United States) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

WisdomTree Short-Duration Income Digital Fund | Investments in Underlying Funds Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Investments in Underlying Funds Risk. The Fund’s investment performance and risks will be directly related to the investment performance and risks of Underlying Funds. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the Underlying Funds realize their investment objectives. There is no guarantee that the Underlying Funds will achieve their respective investment objectives. Fund shareholders indirectly bear a proportionate share of the fees and expenses of the Underlying Funds in addition to the Fund’s expenses.

WisdomTree Short-Duration Income Digital Fund | Conflicts of Interest Relating to Investment in Affiliated Funds Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Conflicts of Interest Relating to Investment in Affiliated Funds Risk. The Fund’s asset allocation is constructed by the Fund’s Adviser and implemented by the Sub-Adviser and Underlying Funds are expected to consist primarily (if not entirely) of WisdomTree ETFs managed by an affiliate of the Adviser unless there is no such ETF that is consistent with the desired asset allocation within the Fund’s strategy. As a result, the Adviser is subject to a potential conflict of interest in doing so because the Adviser is affiliated with the investment manager to such Underlying Funds and the advisory fees paid by such Underlying Funds managed by the affiliated investment manager may be higher than fees paid by other funds managed by unaffiliated investment managers. Further, the Adviser and Sub-Adviser have an incentive to allocate investments to the WisdomTree ETFs in order to generate additional fees for themselves or their affiliate.

WisdomTree Short-Duration Income Digital Fund | Active Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Active Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

WisdomTree Short-Duration Income Digital Fund | Underlying Fund Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Underlying Fund Risk. Underlying Funds, which are expected to consist of ETFs, are traded on a national securities exchange at market prices that may vary from the net asset value of their underlying investments. Accordingly, there may be times when an Underlying Fund trades at a premium or discount to its net asset value. Underlying Funds also involve the risk that an active trading market for an Underlying Fund’s shares may not develop or be maintained. Similarly, because the value of Underlying Fund shares depends on the demand in the market, the Fund may not be able to purchase or sell an Underlying Fund at the most optimal time, which could adversely affect the Fund’s performance. The Fund’s asset allocation is constructed by the Fund’s Adviser and implemented by the Sub-Adviser and Underlying Funds are expected to consist primarily (if not entirely) of Underlying Funds managed by an affiliate of the Adviser unless there is no such ETF that is consistent with the desired asset allocation within the Fund’s strategy. As a result, the Adviser is subject to a potential conflict of interest in doing so because the Adviser is affiliated with the investment manager to such Underlying Funds and the advisory fees paid by such Underlying Funds managed by the affiliated investment manager may be higher than fees paid by other funds managed by unaffiliated investment managers.

WisdomTree Short-Duration Income Digital Fund | High Yield Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	High Yield Securities Risk. Higher yielding, high risk debt securities, sometimes referred to as junk bonds, may present additional risk because these securities may be less liquid and present more credit risk than investment grade bonds. The price of high yield securities tends to be more susceptible to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions. High yield securities may be regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments.

WisdomTree Short-Duration Income Digital Fund | Mortgage- and Asset-Backed Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Mortgage- and Asset-Backed Securities Risk. Movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of mortgage- and asset-backed securities. Mortgage-and asset-backed securities can also be subject to the risk of default on the underlying mortgages or other assets. Mortgage- and asset-backed securities are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected. Default or bankruptcy of a counterparty to a mortgage-related transaction would expose the Fund to possible loss.

WisdomTree Short-Duration Income Digital Fund | U.S. Treasury Obligations Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury obligations to decline.

WisdomTree Short-Duration Income Digital Fund | WisdomTree Short-Duration Income Digital Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WTSIX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.40%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 41
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	128
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	224
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 505
WisdomTree Siegel Global Equity Digital Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	WisdomTree Siegel Global Equity Digital Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The WisdomTree Siegel Global Equity Digital Fund (the “Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets. You may pay other fees, such as brokerage commissions and other fees to intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the period from December 6, 2023 to September 30, 2024, the Fund's portfolio turnover rate was 26% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues its investment objective by utilizing an asset allocation strategy. The asset allocation strategy implemented by WisdomTree Digital Management, Inc. (“WisdomTree Digital Management” or the “Adviser”), as further discussed below, will leverage research insights (“Insights”) from Dr. Jeremy Siegel, Professor Emeritus of Finance at the Wharton School and Senior Economist to WisdomTree, Inc., the parent company of the Adviser. As Senior Economist, Professor Siegel provides consultation and information to WisdomTree, Inc. and its subsidiaries regarding Professor’s Siegel’s academic research, including as it relates to global financial markets, the global economic environment, monetary policy, and interest rates, among other services (“Research”). Professor Siegel does not have any day-to-day responsibility with respect to the Fund.

Under normal circumstances, the Fund will allocate at least 80% of the Fund’s net assets, plus the amount of any borrowings for investment purposes, to equity investments (including U.S. and international, and may include emerging markets). It is anticipated that under normal circumstances at least 30% of the Fund’s net assets will be invested in international or global Underlying Funds that provide exposure to non-US investments. The Fund considers non-US investments to be investments in (i) foreign government issuers, (ii) issuers organized or located outside the United States, (iii) issuers which are listed or traded in a market located outside the United States, or (iv) issuers doing a substantial amount of business outside the United States, which the Fund considers to be companies that derive at least 50% of their revenue or profits from business outside the United States or have at least 50% of their sales or assets outside the United States. In addition, in generally seeking higher income generation and market outperformance potential, the allocation to equities focuses on including equities that exhibit higher dividend yields and/or lower valuation ratios (a valuation ratio helps in assessing whether a particular company or companies may be undervalued when comparing the value of such company or companies with a fundamental financial metric, such as company earnings (price-to-earnings), book value (price-to-book), sales (price-to-sales) or cash flow (price-to-cash flow)). It is anticipated that the equity allocation will be primarily invested in the securities of mid-capitalization (generally market capitalizations from $2 billion to $10 billion) and large-capitalization (generally $10 billion or greater) companies.

The Fund anticipates that it will predominantly invest in exchange-traded funds (ETFs) in order to achieve its targeted asset allocation exposure and in order to achieve exposure to the underlying investments in the ETFs. The ETFs in which the Fund invests shall be referred to as the “Underlying Funds.” Since the strategies of a significant portion of the ETFs made available by WisdomTree Asset Management, Inc. (“WisdomTree ETFs”), an affiliate of the Adviser, track indexes or have strategies that are consistent with the Insights and Research, it is anticipated that a significant portion of the Underlying Funds (i.e., greater than 50% of the allocation) will include WisdomTree ETFs. The Underlying Funds included in the Fund will also include Underlying Fund(s) managed by third-party advisers. In selecting the ETFs for purchase by the Fund, the Adviser and/or Sub-Adviser may consider the index in which the ETF seeks to track, the trading liquidity and costs of an ETF, and whether or not the ETF permits investment companies to invest in ETFs to greater extent than normally permitted by the 1940 Act. It is also anticipated that the Fund will include between approximately ten (10) to twenty (20) Underlying Funds. The Fund’s asset allocation will generally be reviewed for potential rebalances on a monthly basis. Asset allocations may fluctuate over time and may occur with different frequencies and the Adviser may change the asset class allocations, Underlying Funds or the target weightings in the Underlying Funds in its discretion and without notice to, or approval by shareholders.

The Funds asset allocation is constructed by the Fund’s Adviser and implemented by the Sub-Adviser. In constructing the Fund’s asset allocation, in addition to leveraging the Insights and Research, the Adviser will leverage research and asset allocation models constructed and maintained by WisdomTree, Inc. (formerly, WisdomTree Investments, Inc.) (“WisdomTree”) or other affiliates of the Adviser.

Use of Blockchain

As described further below, through its transfer agent, the Fund uses blockchain technology in relation to maintaining a record of its shares. The following “Use of Blockchain” section describes what blockchain technology is and how the Fund uses it for the recording of its shares.

WisdomTree Transfers, Inc., the Fund’s transfer agent (“WisdomTree Transfers” or “Transfer Agent”), maintains the official record of share ownership through an integrated recordkeeping system with records in book-entry form and digital representations of Fund shares that are recorded – or digitized – on the applicable blockchain. A transfer of the record on the blockchain can act as an information source for the Transfer Agent to register a transaction in its book-entry records. The Transfer Agent will reconcile book-entry and blockchain transactions on at least a daily basis. Reconciliation involves maintaining a matching book-entry record and blockchain record of the total number of shares in circulation, the ownership of the shares at any given time, and all transactions between parties involving the shares. The Transfer Agent’s book-entry records constitute the official record of share ownership. The policies and procedures of the Fund and the Transfer Agent both address the use of blockchain integrated recordkeeping systems. The Fund’s Board of Trustees (the “Board”) has approved these policies and procedures, including those that address the use of blockchain integrated recordkeeping systems.

A blockchain is an open, distributed ledger that digitally records transactions in a verifiable way using cryptography. A distributed ledger is a database in which data is stored in a decentralized manner. Cryptography is a method of storing and transmitting data in a particular form so that only those for whom it is intended can read and process it. A blockchain stores transaction data in “blocks” that are linked together to form a “chain”, and hence the name blockchain. Transactions on the blockchain are verified and authenticated by computers on the network. The process of authenticating a transaction before it is recorded ensures that only valid and authorized transactions are permanently recorded as “blocks” on the blockchain.

In order to facilitate the use of blockchain technology, a potential shareholder must have a blockchain wallet. WisdomTree Digital Movement, Inc. or WisdomTree Digital Trust Company, LLC, as applicable (each entity, as applicable “WisdomTree Digital”) provides a Stellar-based wallet, including through a mobile application for individual shareholders, WisdomTree Prime® (the “App”). Institutional shareholders may, for their convenience and in their sole discretion, elect to use an Ethereum-based wallet if registered by the Transfer Agent or its agents in their sole discretion through WisdomTree ConnectTM (the “Portal”). The Portal may be accessed via a web-based portal or via application programming interface (see “Purchase and Redemption of Fund Shares” below). A blockchain wallet is a software application which stores a user’s “private key” and related digital assets and is used to facilitate sending digital assets on a particular blockchain. The term “digital assets” as used herein refers to native crypto assets of blockchains or protocols running on top of blockchains and the term “tokenized assets” as used herein refers to the creation of a digital representation of a traditional asset, such as the Fund shares, on the blockchain or the issuance of such an asset directly on the blockchain. A “private key” is one of two numbers in a cryptographic “key pair.” A key pair consists of a “public key” and its corresponding private key, both of which are lengthy alphanumeric codes, derived together and possessing a unique relationship. The private key is used by the owner of a digital wallet to send (i.e., digitally sign and authenticate) digital assets and is private to the wallet owner. The public key is, as the name implies, public and open to others on the applicable blockchain to send digital assets to. The blockchain will only record public key information. WisdomTree Digital holds the private keys associated with Stellar-based wallets for individual shareholders. Institutional investors opting to use their own wallets will be responsible for holding the private key associated with their wallets, which is essential for authenticating and authorizing transactions on the applicable blockchain. An institutional investor may choose to hold the private key in their own self-hosted wallet service or use a third-party wallet service that holds the private key. Accordingly, the Stellar blockchain is currently the default blockchain utilized for retail investors, although blockchain expansion is anticipated for the future, while institutional investors may currently use other blockchains, which may offer benefits such as different transaction speeds or efficiencies based on the investor’s operational preferences.

The Transfer Agent utilizes a permissioned system that operates on top of public, permissionless blockchains. The permissioned system is established through a combination of policies, procedures, and technological controls which collectively seek to ensure that the blockchain operates as an integrated but supplementary recordkeeping mechanism under the oversight of the Transfer Agent. To create and maintain this permissioned structure on public blockchains, WisdomTree Transfers registers and associates each blockchain wallet with relevant personal identifying information which is maintained in an off-chain registry (i.e., a separate database that is not available to the public and is used to satisfy anti-money laundering regulations). Permission is granted only to registered wallets, sometimes referred to as “whitelisting”, thereby restricting the ability to transact in tokenized shares to pre-approved participants. Smart contracts are deployed as part of the operational framework to enforce compliance with the Transfer Agent’s policies and procedures, as applicable. Specifically, smart contracts have been developed to support functions such as transfer restrictions to prevent unauthorized transfers to or from unregistered wallets and ability to claw back tokens to the extent that the digital representation of Fund share ownership does not align with the book-entry records. These smart contracts are designed, deployed, and maintained by WisdomTree Digital with oversight by the Transfer Agent. In this manner, this permissioned system prevents transactions between unknown persons or unknown blockchain wallets, even though blockchain infrastructure itself remains permissionless.

It is anticipated that Fund shareholders may have the benefit of shares that may be operated on more than one blockchain, such as the blockchains noted under “Additional Information About the Purchase and Redemption of Fund Shares.”. This feature may provide shareholders with the ability to move the record of ownership between blockchain wallets, such as between the Stellar and Ethereum blockchains as desired, which may include through interoperability, which is facilitated by the Transfer Agent’s process of burning and minting the digital representations of shares on each blockchain and the Transfer Agent continuing to maintain the Fund’s official records through integrated recordkeeping. These features may permit applicable shareholders to potentially take advantage of the benefits of a supported blockchain of their choice (i.e., Stellar or Ethereum blockchain), such as transaction speed or efficiency, while also helping facilitate the Fund’s shares being available for purchase, sale, or transfer in the broader blockchain ecosystem.

The recording of digital representation of Fund shares on the blockchain will not affect the Fund’s investments in securities. The Fund will not invest in any digital assets (referred to as, among other things, virtual currencies).

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk [Text Block]	rr_RiskTextBlock

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. The principal risks are generally presented in alphabetical order to facilitate finding particular risks when comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), yield, total return and/or ability to meet its objective. Because the Fund invests primarily in Underlying Funds, the Fund is subject to the risks associated with the Underlying Funds in which it invests. For more information about the risks of investing in the Fund, see the sections in the Fund’s prospectus titled “Additional Principal Risk Information About the Fund” and “Additional Non-Principal Risk Information.”

■	Blockchain Technology Risk. Blockchain technology is a relatively new and untested technology that operates as a distributed ledger. There are risks associated with the Fund’s issuance, redemption, transfer, and recordkeeping of shares on a blockchain, and these risks may not fully emerge until the technology becomes more widely used. Blockchain systems are public and permissionless, and could be vulnerable to fraud, particularly if a significant minority of participants collude to defraud the rest. Access to a given blockchain requires a private key, which, if compromised, could result in loss due to theft, destruction, or inaccessibility. There is limited regulation of blockchain technology other than the intrinsic public nature of the blockchain system, and any future regulatory developments could adversely affect the viability and expansion of the use of blockchain technology. There are currently a number of competing blockchain platforms with competing intellectual property claims, and the uncertainty inherent in these competing technologies could cause companies to use alternatives to blockchain. Blockchain networks may also undergo significant technological developments, such as the Ethereum blockchain’s change in September 2022 from proof-of-work mining to proof-of-stake validation. Blockchain networks can also experience delays in transaction processing and settlement, particularly during periods of high network congestion or increased transaction volume. Such delays could affect the timing of recording transactions or processing redemptions and transfers of Fund shares. During periods of congestion, the time required for transaction validation may increase, which could lead to delayed recording of transactions on the blockchain or off-chain recordkeeping systems. In extreme cases, prolonged delays could disrupt the Fund’s ability to process transactions efficiently or cause discrepancies between the blockchain record and the official book-entry record maintained by the Transfer Agent. Furthermore, blockchain networks typically impose transaction fees in the form of the network’s native digital asset (e.g., lumens on the Stellar blockchain or ether on the Ethereum blockchain). These fees can be unpredictable and may vary significantly depending on network conditions and levels of congestion. Sudden increases in transaction fees could impact the cost of processing Fund transactions or impose unexpected expenses on investors or the Transfer Agent or its affiliates, potentially affecting the overall efficiency of the Fund’s recordkeeping and transaction processing systems. Lastly, there may be undiscovered technical flaws in the Transfer Agent’s blockchain-integrated recordkeeping system or the underlying blockchain technology, including in the process by which transactions are recorded to a blockchain, recorded off-chain, and/or integrated with other recordkeeping systems. Such flaws could negatively impact the execution or recordkeeping of transactions in Fund shares. Additionally, technological advancements may lead to new or existing hardware or software tools or mechanisms that could undermine the integrity or functionality of blockchain systems, all of which could adversely impact transactions in Fund shares.

■	Investments in Underlying Funds Risk. The Fund’s investment performance and risks will be directly related to the investment performance and risks of Underlying Funds. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the Underlying Funds realize their investment objectives. There is no guarantee that the Underlying Funds will achieve their respective investment objectives. Fund shareholders indirectly bear a proportionate share of the fees and expenses of the Underlying Funds in addition to the Fund’s expenses.

■	Conflicts of Interest Relating to Investment in Affiliated Funds Risk. The Fund’s asset allocation is constructed by the Fund’s Adviser and implemented by the Sub-Adviser and Underlying Funds are expected to consist primarily of WisdomTree ETFs managed by an affiliate of the Adviser unless there is no such ETF that is consistent with the desired asset allocation within the Fund’s strategy. As a result, the Adviser is subject to a potential conflict of interest in doing so because the Adviser is affiliated with the investment manager to such Underlying Funds and the advisory fees paid by such Underlying Funds managed by the affiliated investment manager may be higher than fees paid by other funds managed by unaffiliated investment managers. Further, the Adviser and Sub-Adviser have an incentive to allocate investments to the WisdomTree ETFs in order to generate additional fees for themselves or their affiliate.

■	Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Active Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

■	Market Risk. The trading prices of securities fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Cybersecurity Risk. The Fund and its service providers, as well as the App, Portal, wallet provider, blockchain networks and intermediaries, may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund or shareholder in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. For instance, if there are data security breaches of the Transfer Agent’s systems resulting in theft of the information necessary to link a Fund investor’s personal identity with such investor’s record of shares on a blockchain, the stolen information could be used to determine a shareholder’s identity and complete investing history in the Fund as recorded on a blockchain. Cyber-attacks affecting the Fund’s third- party service providers, App, Portal, wallet provider, blockchain network, or the issuers of securities in which the Fund invests may subject the Fund and shareholders to many of the same risks associated with direct cybersecurity breaches.

■	Geopolitical Risk. The United States has experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of the United States) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

■	Portfolio Turnover Risk. Significant investor purchases or redemptions and/or Fund purchasing or selling of portfolio assets may result in a high portfolio turnover rate. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and the distribution of additional capital gains, which generate greater tax liabilities for shareholders. These factors may negatively affect the Fund’s performance.

■	Large Shareholder Risk. From time to time, shareholders of the Fund (which may include institutional investors, other WisdomTree funds and WisdomTree and its affiliates), may make relatively large redemptions or purchases of Fund shares. These transactions may cause the Fund to sell investments or invest additional cash, as the case may be, at disadvantageous prices or at times it may not otherwise do so. Redemptions of a large number of shares may also increase transaction and other costs or have adverse tax consequences for shareholders of the Fund by requiring a sale of investments. Purchases of a large number of shares may adversely affect performance to the extent that it takes time to invest new cash and the Fund maintains a larger cash position than it normally would.

Indirect Risks Through Investment in Underlying Funds

The Fund will principally invest in Underlying Funds, and thereby will obtain exposure to the investments described below, as applicable, through such Underlying Funds as opposed to investing directly in such investments.

■	Underlying Fund Risk. Underlying Funds, which are expected to consist of ETFs, are traded on a national securities exchange at market prices that may vary from the net asset value of their underlying investments. Accordingly, there may be times when an Underlying Fund trades at a premium or discount to its net asset value. Underlying Funds also involve the risk that an active trading market for an Underlying Fund’s shares may not develop or be maintained. Similarly, because the value of Underlying Fund shares depends on the demand in the market, the Fund may not be able to purchase or sell an Underlying Fund at the most optimal time, which could adversely affect the Fund’s performance.

■	Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Underlying Funds or the capital resources available for such company’s dividend payments may adversely affect the Fund.

■	Value Investing Risk. Value stocks, as a group, may be out of favor with the market and underperform growth stocks or the overall equity market. Value investing focuses on companies whose stocks appear undervalued, but value stocks may not realize their perceived intrinsic value for extended periods of time or may never realize their perceived intrinsic value.

■	Issuer Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Large-Capitalization Investing Risk. The Fund currently invests primarily in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

■	Mid-Capitalization Investing Risk. The Fund currently invests significantly in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because medium capitalization companies are more mature and are subject to slower growth during economic expansion.

■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging markets countries. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets.

■	Financial Sector Risk. The Fund currently invests significantly in the financial sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The financial sector includes, for example, banks and financial institutions providing mortgage and mortgage related services. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability, cost of capital and impact of inflation.

■	Information Technology Sector Risk. The Fund currently invests a significant portion of its assets in the information technology sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The information technology sector includes, for example, internet, semiconductor, software, hardware, and technology equipment companies. This sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development, and government regulation.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund commenced operations on December 6, 2023, and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the Fund’s performance to a broad measure of market performance. Performance information for the Fund is available through the App (as defined below in “Purchase and Redemption of Fund Shares”) or at www.wisdomtree.com/investments.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the Fund’s performance to a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund commenced operations on December 6, 2023, and therefore does not have performance history for a full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.wisdomtree.com/investments
WisdomTree Siegel Global Equity Digital Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
WisdomTree Siegel Global Equity Digital Fund | Blockchain Technology Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Blockchain Technology Risk. Blockchain technology is a relatively new and untested technology that operates as a distributed ledger. There are risks associated with the Fund’s issuance, redemption, transfer, and recordkeeping of shares on a blockchain, and these risks may not fully emerge until the technology becomes more widely used. Blockchain systems are public and permissionless, and could be vulnerable to fraud, particularly if a significant minority of participants collude to defraud the rest. Access to a given blockchain requires a private key, which, if compromised, could result in loss due to theft, destruction, or inaccessibility. There is limited regulation of blockchain technology other than the intrinsic public nature of the blockchain system, and any future regulatory developments could adversely affect the viability and expansion of the use of blockchain technology. There are currently a number of competing blockchain platforms with competing intellectual property claims, and the uncertainty inherent in these competing technologies could cause companies to use alternatives to blockchain. Blockchain networks may also undergo significant technological developments, such as the Ethereum blockchain’s change in September 2022 from proof-of-work mining to proof-of-stake validation. Blockchain networks can also experience delays in transaction processing and settlement, particularly during periods of high network congestion or increased transaction volume. Such delays could affect the timing of recording transactions or processing redemptions and transfers of Fund shares. During periods of congestion, the time required for transaction validation may increase, which could lead to delayed recording of transactions on the blockchain or off-chain recordkeeping systems. In extreme cases, prolonged delays could disrupt the Fund’s ability to process transactions efficiently or cause discrepancies between the blockchain record and the official book-entry record maintained by the Transfer Agent. Furthermore, blockchain networks typically impose transaction fees in the form of the network’s native digital asset (e.g., lumens on the Stellar blockchain or ether on the Ethereum blockchain). These fees can be unpredictable and may vary significantly depending on network conditions and levels of congestion. Sudden increases in transaction fees could impact the cost of processing Fund transactions or impose unexpected expenses on investors or the Transfer Agent or its affiliates, potentially affecting the overall efficiency of the Fund’s recordkeeping and transaction processing systems. Lastly, there may be undiscovered technical flaws in the Transfer Agent’s blockchain-integrated recordkeeping system or the underlying blockchain technology, including in the process by which transactions are recorded to a blockchain, recorded off-chain, and/or integrated with other recordkeeping systems. Such flaws could negatively impact the execution or recordkeeping of transactions in Fund shares. Additionally, technological advancements may lead to new or existing hardware or software tools or mechanisms that could undermine the integrity or functionality of blockchain systems, all of which could adversely impact transactions in Fund shares.

WisdomTree Siegel Global Equity Digital Fund | Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

WisdomTree Siegel Global Equity Digital Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Market Risk. The trading prices of securities fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

WisdomTree Siegel Global Equity Digital Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Cybersecurity Risk. The Fund and its service providers, as well as the App, Portal, wallet provider, blockchain networks and intermediaries, may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund or shareholder in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. For instance, if there are data security breaches of the Transfer Agent’s systems resulting in theft of the information necessary to link a Fund investor’s personal identity with such investor’s record of shares on a blockchain, the stolen information could be used to determine a shareholder’s identity and complete investing history in the Fund as recorded on a blockchain. Cyber-attacks affecting the Fund’s third- party service providers, App, Portal, wallet provider, blockchain network, or the issuers of securities in which the Fund invests may subject the Fund and shareholders to many of the same risks associated with direct cybersecurity breaches.

WisdomTree Siegel Global Equity Digital Fund | Issuer Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Issuer Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

WisdomTree Siegel Global Equity Digital Fund | Large Shareholder Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Large Shareholder Risk. From time to time, shareholders of the Fund (which may include institutional investors, other WisdomTree funds and WisdomTree and its affiliates), may make relatively large redemptions or purchases of Fund shares. These transactions may cause the Fund to sell investments or invest additional cash, as the case may be, at disadvantageous prices or at times it may not otherwise do so. Redemptions of a large number of shares may also increase transaction and other costs or have adverse tax consequences for shareholders of the Fund by requiring a sale of investments. Purchases of a large number of shares may adversely affect performance to the extent that it takes time to invest new cash and the Fund maintains a larger cash position than it normally would.

WisdomTree Siegel Global Equity Digital Fund | Portfolio Turnover Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Portfolio Turnover Risk. Significant investor purchases or redemptions and/or Fund purchasing or selling of portfolio assets may result in a high portfolio turnover rate. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and the distribution of additional capital gains, which generate greater tax liabilities for shareholders. These factors may negatively affect the Fund’s performance.

WisdomTree Siegel Global Equity Digital Fund | Large-Capitalization Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Large-Capitalization Investing Risk. The Fund currently invests primarily in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

WisdomTree Siegel Global Equity Digital Fund | Information Technology Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Information Technology Sector Risk. The Fund currently invests a significant portion of its assets in the information technology sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The information technology sector includes, for example, internet, semiconductor, software, hardware, and technology equipment companies. This sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development, and government regulation.

WisdomTree Siegel Global Equity Digital Fund | Geopolitical Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Geopolitical Risk. The United States has experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of the United States) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

WisdomTree Siegel Global Equity Digital Fund | Investments in Underlying Funds Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Investments in Underlying Funds Risk. The Fund’s investment performance and risks will be directly related to the investment performance and risks of Underlying Funds. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the Underlying Funds realize their investment objectives. There is no guarantee that the Underlying Funds will achieve their respective investment objectives. Fund shareholders indirectly bear a proportionate share of the fees and expenses of the Underlying Funds in addition to the Fund’s expenses.

WisdomTree Siegel Global Equity Digital Fund | Conflicts of Interest Relating to Investment in Affiliated Funds Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Conflicts of Interest Relating to Investment in Affiliated Funds Risk. The Fund’s asset allocation is constructed by the Fund’s Adviser and implemented by the Sub-Adviser and Underlying Funds are expected to consist primarily of WisdomTree ETFs managed by an affiliate of the Adviser unless there is no such ETF that is consistent with the desired asset allocation within the Fund’s strategy. As a result, the Adviser is subject to a potential conflict of interest in doing so because the Adviser is affiliated with the investment manager to such Underlying Funds and the advisory fees paid by such Underlying Funds managed by the affiliated investment manager may be higher than fees paid by other funds managed by unaffiliated investment managers. Further, the Adviser and Sub-Adviser have an incentive to allocate investments to the WisdomTree ETFs in order to generate additional fees for themselves or their affiliate.

WisdomTree Siegel Global Equity Digital Fund | Active Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Active Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

WisdomTree Siegel Global Equity Digital Fund | Underlying Fund Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Underlying Fund Risk. Underlying Funds, which are expected to consist of ETFs, are traded on a national securities exchange at market prices that may vary from the net asset value of their underlying investments. Accordingly, there may be times when an Underlying Fund trades at a premium or discount to its net asset value. Underlying Funds also involve the risk that an active trading market for an Underlying Fund’s shares may not develop or be maintained. Similarly, because the value of Underlying Fund shares depends on the demand in the market, the Fund may not be able to purchase or sell an Underlying Fund at the most optimal time, which could adversely affect the Fund’s performance.

WisdomTree Siegel Global Equity Digital Fund | Dividend Paying Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Underlying Funds or the capital resources available for such company’s dividend payments may adversely affect the Fund.

WisdomTree Siegel Global Equity Digital Fund | Value Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Value Investing Risk. Value stocks, as a group, may be out of favor with the market and underperform growth stocks or the overall equity market. Value investing focuses on companies whose stocks appear undervalued, but value stocks may not realize their perceived intrinsic value for extended periods of time or may never realize their perceived intrinsic value.

WisdomTree Siegel Global Equity Digital Fund | Mid-Capitalization Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Mid-Capitalization Investing Risk. The Fund currently invests significantly in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because medium capitalization companies are more mature and are subject to slower growth during economic expansion.

WisdomTree Siegel Global Equity Digital Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging markets countries. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets.

WisdomTree Siegel Global Equity Digital Fund | Financial Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Financial Sector Risk. The Fund currently invests significantly in the financial sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The financial sector includes, for example, banks and financial institutions providing mortgage and mortgage related services. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability, cost of capital and impact of inflation.

WisdomTree Siegel Global Equity Digital Fund | WisdomTree Siegel Global Equity Digital Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	EQTYX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.31%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.46%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 47
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	148
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	258
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 579
WisdomTree Siegel Moderate Digital Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	WisdomTree Siegel Moderate Digital Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The WisdomTree Siegel Moderate Digital Fund (the “Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets. You may pay other fees, such as brokerage commissions and other fees to intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the period from December 6, 2023 to September 30, 2024, the Fund's portfolio turnover rate was 66% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	66.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues its investment objective by utilizing an asset allocation strategy. The asset allocation strategy implemented by WisdomTree Digital Management, Inc. (“WisdomTree Digital Management” or the “Adviser”), as further discussed below, will leverage research insights (“Insights”) from Dr. Jeremy Siegel, Professor Emeritus of Finance at the Wharton School and Senior Economist to WisdomTree, Inc., the parent company of the Adviser. As Senior Economist, Professor Siegel provides consultation and information to WisdomTree, Inc. and its subsidiaries regarding Professor’s Siegel’s academic research, including as it relates to global financial markets, the global economic environment, monetary policy, and interest rates, among other services (“Research”). Professor Siegel does not have any day-to-day responsibility with respect to the Fund.

The Fund’s asset allocation approach, leveraging the Siegel Insights and Research, is designed to follow the traditional 60/40 allocation (i.e., 60% equities/40% fixed income). Accordingly, under normal circumstances, the Fund provides an approximate 60% allocation to equity investments (including U.S. and international, and may include emerging markets). In addition, in generally seeking higher income generation and market outperformance potential, the allocation to equities focuses on including equities that exhibit higher dividend yields and/or lower valuation ratios (a valuation ratio helps in assessing whether a particular company or companies may be undervalued when comparing the value of such company or companies with a fundamental financial metric, such as company earnings (price-to-earnings), book value (price-to-book), sales (price-to-sales) or cash flow (price-to-cash flow)). It is anticipated that the equity allocation will be primarily invested in the securities of mid-capitalization (generally market capitalizations from $2 billion to $10 billion) and large-capitalization (generally $10 billion or greater) companies. The Fund makes the remaining allocation to investments in fixed income in order to provide income generation and diversification. With respect to its investment in fixed income securities, the Fund may invest in domestic or foreign securities, and of any quality, maturity or duration.

The Fund anticipates that it will predominantly invest in exchange-traded funds (ETFs) in order to achieve its targeted asset allocation exposure and in order to achieve exposure to the underlying investments in the ETFs. The ETFs in which the Fund invests shall be referred to as the “Underlying Funds.” Since the strategies of a significant portion of the ETFs made available by WisdomTree Asset Management, Inc. (“WisdomTree ETFs”), an affiliate of the Adviser, track indexes or have strategies that are consistent with the Insights and Research, it is anticipated that a significant portion of the Underlying Funds (i.e., greater than 50% of the allocation) will include WisdomTree ETFs. The Underlying Funds included in the Fund will also include Underlying Fund(s) managed by third-party advisers. In selecting the ETFs for purchase by the Fund, the Adviser and/or Sub-Adviser may consider the index in which the ETF seeks to track, the trading liquidity and costs of an ETF, and whether or not the ETF permits investment companies to invest in ETFs to greater extent than normally permitted by the 1940 Act. It is also anticipated that the Fund will include between approximately fifteen (15) to twenty-five (25) Underlying Funds and the Fund’s asset allocation will generally be reviewed for potential rebalances on a monthly basis. Asset allocations may fluctuate over time and may occur with different frequencies, and the Adviser may change the asset class allocations, Underlying Funds or the target weightings in the Underlying Funds in its discretion and without notice to, or approval by shareholders.

The Funds asset allocation is constructed by the Fund’s Adviser and implemented by the Sub-Adviser. In constructing the Fund’s asset allocation, in addition to leveraging the Insights and Research, the Adviser will leverage research and asset allocation models constructed and maintained by WisdomTree, Inc. (formerly, WisdomTree Investments, Inc.) (“WisdomTree”) or other affiliates of the Adviser.

Use of Blockchain

As described further below, through its transfer agent, the Fund uses blockchain technology in relation to maintaining a record of its shares. The following “Use of Blockchain” section describes what blockchain technology is and how the Fund uses it for the recording of its shares.

WisdomTree Transfers, Inc., the Fund’s transfer agent (“WisdomTree Transfers” or “Transfer Agent”), maintains the official record of share ownership through an integrated recordkeeping system with records in book-entry form and digital representations of Fund shares that are recorded – or digitized – on the applicable blockchain. A transfer of the record on the blockchain can act as an information source for the Transfer Agent to register a transaction in its book-entry records. The Transfer Agent will reconcile book-entry and blockchain transactions on at least a daily basis. Reconciliation involves maintaining a matching book-entry record and blockchain record of the total number of shares in circulation, the ownership of the shares at any given time, and all transactions between parties involving the shares. The Transfer Agent’s book-entry records constitute the official record of share ownership. The policies and procedures of the Fund and the Transfer Agent both address the use of blockchain integrated recordkeeping systems. The Fund’s Board of Trustees (the “Board”) has approved these policies and procedures, including those that address the use of blockchain integrated recordkeeping systems.

A blockchain is an open, distributed ledger that digitally records transactions in a verifiable way using cryptography. A distributed ledger is a database in which data is stored in a decentralized manner. Cryptography is a method of storing and transmitting data in a particular form so that only those for whom it is intended can read and process it. A blockchain stores transaction data in “blocks” that are linked together to form a “chain”, and hence the name blockchain. Transactions on the blockchain are verified and authenticated by computers on the network. The process of authenticating a transaction before it is recorded ensures that only valid and authorized transactions are permanently recorded as “blocks” on the blockchain.

In order to facilitate the use of blockchain technology, a potential shareholder must have a blockchain wallet. WisdomTree Digital Movement, Inc. or WisdomTree Digital Trust Company, LLC, as applicable (each entity, as applicable “WisdomTree Digital”) provides a Stellar-based wallet, including through a mobile application for individual shareholders, WisdomTree Prime® (the “App”). Institutional shareholders may, for their convenience and in their sole discretion, elect to use an Ethereum-based wallet if registered by the Transfer Agent or its agents in their sole discretion through WisdomTree ConnectTM (the “Portal”). The Portal may be accessed via a web-based portal or via application programming interface (see “Purchase and Redemption of Fund Shares” below). A blockchain wallet is a software application which stores a user’s “private key” and related digital assets and is used to facilitate sending digital assets on a particular blockchain. The term “digital assets” as used herein refers to native crypto assets of blockchains or protocols running on top of blockchains and the term “tokenized assets” as used herein refers to the creation of a digital representation of a traditional asset, such as the Fund shares, on the blockchain or the issuance of such an asset directly on the blockchain. A “private key” is one of two numbers in a cryptographic “key pair.” A key pair consists of a “public key” and its corresponding private key, both of which are lengthy alphanumeric codes, derived together and possessing a unique relationship. The private key is used by the owner of a digital wallet to send (i.e., digitally sign and authenticate) digital assets and is private to the wallet owner. The public key is, as the name implies, public and open to others on the applicable blockchain to send digital assets to. The blockchain will only record public key information. WisdomTree Digital holds the private keys associated with Stellar-based wallets for individual shareholders. Institutional investors opting to use their own wallets will be responsible for holding the private key associated with their wallets, which is essential for authenticating and authorizing transactions on the applicable blockchain. An institutional investor may choose to hold the private key in their own self-hosted wallet service or use a third-party wallet service that holds the private key. Accordingly, the Stellar blockchain is currently the default blockchain utilized for retail investors, although blockchain expansion is anticipated for the future, while institutional investors may currently use other blockchains, which may offer benefits such as different transaction speeds or efficiencies based on the investor’s operational preferences.

The Transfer Agent utilizes a permissioned system that operates on top of public, permissionless blockchains. The permissioned system is established through a combination of policies, procedures, and technological controls which collectively seek to ensure that the blockchain operates as an integrated but supplementary recordkeeping mechanism under the oversight of the Transfer Agent. To create and maintain this permissioned structure on public blockchains, WisdomTree Transfers registers and associates each blockchain wallet with relevant personal identifying information which is maintained in an off-chain registry (i.e., a separate database that is not available to the public and is used to satisfy anti-money laundering regulations). Permission is granted only to registered wallets, sometimes referred to as “whitelisting”, thereby restricting the ability to transact in tokenized shares to pre-approved participants. Smart contracts are deployed as part of the operational framework to enforce compliance with the Transfer Agent’s policies and procedures, as applicable. Specifically, smart contracts have been developed to support functions such as transfer restrictions to prevent unauthorized transfers to or from unregistered wallets and ability to claw back tokens to the extent that the digital representation of Fund share ownership does not align with the book-entry records. These smart contracts are designed, deployed, and maintained by WisdomTree Digital with oversight by the Transfer Agent. In this manner, this permissioned system prevents transactions between unknown persons or unknown blockchain wallets, even though blockchain infrastructure itself remains permissionless.

It is anticipated that Fund shareholders may have the benefit of shares that may be operated on more than one blockchain, such as the blockchains noted under “Additional Information About the Purchase and Redemption of Fund Shares.”. This feature may provide shareholders with the ability to move the record of ownership between blockchain wallets, such as between the Stellar and Ethereum blockchains as desired, which may include through interoperability, which is facilitated by the Transfer Agent’s process of burning and minting the digital representations of shares on each blockchain and the Transfer Agent continuing to maintain the Fund’s official records through integrated recordkeeping. These features may permit applicable shareholders to potentially take advantage of the benefits of a supported blockchain of their choice (i.e., Stellar or Ethereum blockchain), such as transaction speed or efficiency, while also helping facilitate the Fund’s shares being available for purchase, sale, or transfer in the broader blockchain ecosystem.

The recording of digital representation of Fund shares on the blockchain will not affect the Fund’s investments in securities. The Fund will not invest in any digital assets (referred to as, among other things, virtual currencies).

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
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You can lose money on your investment in the Fund. The Fund is subject to the risks described below. The principal risks are generally presented in alphabetical order to facilitate finding particular risks when comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), yield, total return and/or ability to meet its objective. Because the Fund invests primarily in Underlying Funds, the Fund is subject to the risks associated with the Underlying Funds in which it invests. For more information about the risks of investing in the Fund, see the sections in the Fund’s prospectus titled “Additional Principal Risk Information About the Fund” and “Additional Non-Principal Risk Information.”

■	Blockchain Technology Risk. Blockchain technology is a relatively new and untested technology that operates as a distributed ledger. There are risks associated with the Fund’s issuance, redemption, transfer, and recordkeeping of shares on a blockchain, and these risks may not fully emerge until the technology becomes more widely used. Blockchain systems are public and permissionless, and could be vulnerable to fraud, particularly if a significant minority of participants collude to defraud the rest. Access to a given blockchain requires a private key, which, if compromised, could result in loss due to theft, destruction, or inaccessibility. There is limited regulation of blockchain technology other than the intrinsic public nature of the blockchain system, and any future regulatory developments could adversely affect the viability and expansion of the use of blockchain technology. There are currently a number of competing blockchain platforms with competing intellectual property claims, and the uncertainty inherent in these competing technologies could cause companies to use alternatives to blockchain. Blockchain networks may also undergo significant technological developments, such as the Ethereum blockchain’s change in September 2022 from proof-of-work mining to proof-of-stake validation. Blockchain networks can also experience delays in transaction processing and settlement, particularly during periods of high network congestion or increased transaction volume. Such delays could affect the timing of recording transactions or processing redemptions and transfers of Fund shares. During periods of congestion, the time required for transaction validation may increase, which could lead to delayed recording of transactions on the blockchain or off-chain recordkeeping systems. In extreme cases, prolonged delays could disrupt the Fund’s ability to process transactions efficiently or cause discrepancies between the blockchain record and the official book-entry record maintained by the Transfer Agent. Furthermore, blockchain networks typically impose transaction fees in the form of the network’s native digital asset (e.g., lumens on the Stellar blockchain or ether on the Ethereum blockchain). These fees can be unpredictable and may vary significantly depending on network conditions and levels of congestion. Sudden increases in transaction fees could impact the cost of processing Fund transactions or impose unexpected expenses on investors or the Transfer Agent or its affiliates, potentially affecting the overall efficiency of the Fund’s recordkeeping and transaction processing systems. Lastly, there may be undiscovered technical flaws in the Transfer Agent’s blockchain-integrated recordkeeping system or the underlying blockchain technology, including in the process by which transactions are recorded to a blockchain, recorded off-chain, and/or integrated with other recordkeeping systems. Such flaws could negatively impact the execution or recordkeeping of transactions in Fund shares. Additionally, technological advancements may lead to new or existing hardware or software tools or mechanisms that could undermine the integrity or functionality of blockchain systems, all of which could adversely impact transactions in Fund shares.

■	Investments in Underlying Funds Risk. The Fund’s investment performance and risks will be directly related to the investment performance and risks of Underlying Funds. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the Underlying Funds realize their investment objectives. There is no guarantee that the Underlying Funds will achieve their respective investment objectives. Fund shareholders indirectly bear a proportionate share of the fees and expenses of the Underlying Funds in addition to the Fund’s expenses.

■	Conflicts of Interest Relating to Investment in Affiliated Funds Risk. The Fund’s asset allocation is constructed by the Fund’s Adviser and implemented by the Sub-Adviser and Underlying Funds are expected to consist primarily of WisdomTree ETFs managed by an affiliate of the Adviser unless there is no such ETF that is consistent with the desired asset allocation within the Fund’s strategy. As a result, the Adviser is subject to a potential conflict of interest in doing so because the Adviser is affiliated with the investment manager to such Underlying Funds and the advisory fees paid by such Underlying Funds managed by the affiliated investment manager may be higher than fees paid by other funds managed by unaffiliated investment managers. Further, the Adviser and Sub-Adviser have an incentive to allocate investments to the WisdomTree ETFs in order to generate additional fees for themselves or their affiliate.

■	Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Active Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

■	Market Risk. The trading prices of securities fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Cybersecurity Risk. The Fund and its service providers, as well as the App, Portal, wallet provider, blockchain networks and intermediaries, may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund or shareholder in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. For instance, if there are data security breaches of the Transfer Agent’s systems resulting in theft of the information necessary to link a Fund investor’s personal identity with such investor’s record of shares on a blockchain, the stolen information could be used to determine a shareholder’s identity and complete investing history in the Fund as recorded on a blockchain. Cyber-attacks affecting the Fund’s third- party service providers, App, Portal, wallet provider, blockchain network, or the issuers of securities in which the Fund invests may subject the Fund and shareholders to many of the same risks associated with direct cybersecurity breaches.

■	Geopolitical Risk. The United States has experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of the United States) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

■	Portfolio Turnover Risk. Significant investor purchases or redemptions and/or Fund purchasing or selling of portfolio assets may result in a high portfolio turnover rate. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and the distribution of additional capital gains, which generate greater tax liabilities for shareholders. These factors may negatively affect the Fund’s performance.

■	Large Shareholder Risk. From time to time, shareholders of the Fund (which may include institutional investors, other WisdomTree funds and WisdomTree and its affiliates), may make relatively large redemptions or purchases of Fund shares. These transactions may cause the Fund to sell investments or invest additional cash, as the case may be, at disadvantageous prices or at times it may not otherwise do so. Redemptions of a large number of shares may also increase transaction and other costs or have adverse tax consequences for shareholders of the Fund by requiring a sale of investments. Purchases of a large number of shares may adversely affect performance to the extent that it takes time to invest new cash and the Fund maintains a larger cash position than it normally would.

Indirect Risks Through Investment in Underlying Funds

The Fund will principally invest in Underlying Funds, and thereby will obtain exposure to the investments described below, as applicable, through such Underlying Funds as opposed to investing directly in such investments.

■	Underlying Fund Risk. Underlying Funds, which are expected to consist of ETFs, are traded on a national securities exchange at market prices that may vary from the net asset value of their underlying investments. Accordingly, there may be times when an Underlying Fund trades at a premium or discount to its net asset value. Underlying Funds also involve the risk that an active trading market for an Underlying Fund’s shares may not develop or be maintained. Similarly, because the value of Underlying Fund shares depends on the demand in the market, the Fund may not be able to purchase or sell an Underlying Fund at the most optimal time, which could adversely affect the Fund’s performance.

■	Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Underlying Funds or the capital resources available for such company’s dividend payments may adversely affect the Fund.

■	Value Investing Risk. Value stocks, as a group, may be out of favor with the market and underperform growth stocks or the overall equity market. Value investing focuses on companies whose stocks appear undervalued, but value stocks may not realize their perceived intrinsic value for extended periods of time or may never realize their perceived intrinsic value.

■	Financial Sector Risk. The Fund currently invests significantly in the financial sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The financial sector includes, for example, banks and financial institutions providing mortgage and mortgage related services. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability, cost of capital and impact of inflation.

■	Income Risk. The Fund is subject to the risk that its income will decline because of falling interest rates.

■	Information Technology Sector Risk. The Fund currently invests a significant portion of its assets in the information technology sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The information technology sector includes, for example, internet, semiconductor, software, hardware, and technology equipment companies. This sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development, and government regulation.

■	Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates and changes to other factors, such as perception of an issuer’s creditworthiness. Funds with higher durations generally are subject to greater interest rate risk. For example, the price of a security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates.

■	Issuer Credit Risk. The financial condition of an issuer of a debt security or other instrument may cause such issuer to default, become unable to pay interest or principal due or otherwise fail to honor its obligations or cause such issuer to be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations. The value of an investment in the Fund may change quickly and without warning in response to issuer defaults, changes in the credit ratings of the Fund’s portfolio investments and/or perceptions related thereto.

■	Issuer Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Large-Capitalization Investing Risk. The Fund currently invests primarily in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

■	Mid-Capitalization Investing Risk. The Fund currently invests significantly in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because medium capitalization companies are more mature and are subject to slower growth during economic expansion.

■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging markets countries. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
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The Fund commenced operations on December 6, 2023, and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the Fund’s performance to a broad measure of market performance. Performance information for the Fund is available through the App (as defined below in “Purchase and Redemption of Fund Shares”) or at www.wisdomtree.com/investments.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the Fund’s performance to a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund commenced operations on December 6, 2023, and therefore does not have performance history for a full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.wisdomtree.com/investments
WisdomTree Siegel Moderate Digital Fund | Risk Lose Money [Member]
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Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
WisdomTree Siegel Moderate Digital Fund | Blockchain Technology Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Blockchain Technology Risk. Blockchain technology is a relatively new and untested technology that operates as a distributed ledger. There are risks associated with the Fund’s issuance, redemption, transfer, and recordkeeping of shares on a blockchain, and these risks may not fully emerge until the technology becomes more widely used. Blockchain systems are public and permissionless, and could be vulnerable to fraud, particularly if a significant minority of participants collude to defraud the rest. Access to a given blockchain requires a private key, which, if compromised, could result in loss due to theft, destruction, or inaccessibility. There is limited regulation of blockchain technology other than the intrinsic public nature of the blockchain system, and any future regulatory developments could adversely affect the viability and expansion of the use of blockchain technology. There are currently a number of competing blockchain platforms with competing intellectual property claims, and the uncertainty inherent in these competing technologies could cause companies to use alternatives to blockchain. Blockchain networks may also undergo significant technological developments, such as the Ethereum blockchain’s change in September 2022 from proof-of-work mining to proof-of-stake validation. Blockchain networks can also experience delays in transaction processing and settlement, particularly during periods of high network congestion or increased transaction volume. Such delays could affect the timing of recording transactions or processing redemptions and transfers of Fund shares. During periods of congestion, the time required for transaction validation may increase, which could lead to delayed recording of transactions on the blockchain or off-chain recordkeeping systems. In extreme cases, prolonged delays could disrupt the Fund’s ability to process transactions efficiently or cause discrepancies between the blockchain record and the official book-entry record maintained by the Transfer Agent. Furthermore, blockchain networks typically impose transaction fees in the form of the network’s native digital asset (e.g., lumens on the Stellar blockchain or ether on the Ethereum blockchain). These fees can be unpredictable and may vary significantly depending on network conditions and levels of congestion. Sudden increases in transaction fees could impact the cost of processing Fund transactions or impose unexpected expenses on investors or the Transfer Agent or its affiliates, potentially affecting the overall efficiency of the Fund’s recordkeeping and transaction processing systems. Lastly, there may be undiscovered technical flaws in the Transfer Agent’s blockchain-integrated recordkeeping system or the underlying blockchain technology, including in the process by which transactions are recorded to a blockchain, recorded off-chain, and/or integrated with other recordkeeping systems. Such flaws could negatively impact the execution or recordkeeping of transactions in Fund shares. Additionally, technological advancements may lead to new or existing hardware or software tools or mechanisms that could undermine the integrity or functionality of blockchain systems, all of which could adversely impact transactions in Fund shares.

WisdomTree Siegel Moderate Digital Fund | Investment Risk [Member]
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■	Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

WisdomTree Siegel Moderate Digital Fund | Market Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
■	Market Risk. The trading prices of securities fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

WisdomTree Siegel Moderate Digital Fund | Cybersecurity Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
■	Cybersecurity Risk. The Fund and its service providers, as well as the App, Portal, wallet provider, blockchain networks and intermediaries, may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund or shareholder in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. For instance, if there are data security breaches of the Transfer Agent’s systems resulting in theft of the information necessary to link a Fund investor’s personal identity with such investor’s record of shares on a blockchain, the stolen information could be used to determine a shareholder’s identity and complete investing history in the Fund as recorded on a blockchain. Cyber-attacks affecting the Fund’s third- party service providers, App, Portal, wallet provider, blockchain network, or the issuers of securities in which the Fund invests may subject the Fund and shareholders to many of the same risks associated with direct cybersecurity breaches.

WisdomTree Siegel Moderate Digital Fund | Income Risk [Member]
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■	Income Risk. The Fund is subject to the risk that its income will decline because of falling interest rates.

WisdomTree Siegel Moderate Digital Fund | Interest Rate Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
■	Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates and changes to other factors, such as perception of an issuer’s creditworthiness. Funds with higher durations generally are subject to greater interest rate risk. For example, the price of a security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates.

WisdomTree Siegel Moderate Digital Fund | Issuer Credit Risk [Member]
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■	Issuer Credit Risk. The financial condition of an issuer of a debt security or other instrument may cause such issuer to default, become unable to pay interest or principal due or otherwise fail to honor its obligations or cause such issuer to be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations. The value of an investment in the Fund may change quickly and without warning in response to issuer defaults, changes in the credit ratings of the Fund’s portfolio investments and/or perceptions related thereto.

WisdomTree Siegel Moderate Digital Fund | Issuer Specific Risk [Member]
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■	Issuer Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

WisdomTree Siegel Moderate Digital Fund | Large Shareholder Risk [Member]
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■	Large Shareholder Risk. From time to time, shareholders of the Fund (which may include institutional investors, other WisdomTree funds and WisdomTree and its affiliates), may make relatively large redemptions or purchases of Fund shares. These transactions may cause the Fund to sell investments or invest additional cash, as the case may be, at disadvantageous prices or at times it may not otherwise do so. Redemptions of a large number of shares may also increase transaction and other costs or have adverse tax consequences for shareholders of the Fund by requiring a sale of investments. Purchases of a large number of shares may adversely affect performance to the extent that it takes time to invest new cash and the Fund maintains a larger cash position than it normally would.

WisdomTree Siegel Moderate Digital Fund | Portfolio Turnover Risk [Member]
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■	Portfolio Turnover Risk. Significant investor purchases or redemptions and/or Fund purchasing or selling of portfolio assets may result in a high portfolio turnover rate. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and the distribution of additional capital gains, which generate greater tax liabilities for shareholders. These factors may negatively affect the Fund’s performance.

WisdomTree Siegel Moderate Digital Fund | Large-Capitalization Investing Risk [Member]
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■	Large-Capitalization Investing Risk. The Fund currently invests primarily in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

WisdomTree Siegel Moderate Digital Fund | Information Technology Sector Risk [Member]
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■	Information Technology Sector Risk. The Fund currently invests a significant portion of its assets in the information technology sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The information technology sector includes, for example, internet, semiconductor, software, hardware, and technology equipment companies. This sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development, and government regulation.

WisdomTree Siegel Moderate Digital Fund | Geopolitical Risk [Member]
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■	Geopolitical Risk. The United States has experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of the United States) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

WisdomTree Siegel Moderate Digital Fund | Investments in Underlying Funds Risk [Member]
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■	Investments in Underlying Funds Risk. The Fund’s investment performance and risks will be directly related to the investment performance and risks of Underlying Funds. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the Underlying Funds realize their investment objectives. There is no guarantee that the Underlying Funds will achieve their respective investment objectives. Fund shareholders indirectly bear a proportionate share of the fees and expenses of the Underlying Funds in addition to the Fund’s expenses.

WisdomTree Siegel Moderate Digital Fund | Conflicts of Interest Relating to Investment in Affiliated Funds Risk [Member]
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■	Conflicts of Interest Relating to Investment in Affiliated Funds Risk. The Fund’s asset allocation is constructed by the Fund’s Adviser and implemented by the Sub-Adviser and Underlying Funds are expected to consist primarily of WisdomTree ETFs managed by an affiliate of the Adviser unless there is no such ETF that is consistent with the desired asset allocation within the Fund’s strategy. As a result, the Adviser is subject to a potential conflict of interest in doing so because the Adviser is affiliated with the investment manager to such Underlying Funds and the advisory fees paid by such Underlying Funds managed by the affiliated investment manager may be higher than fees paid by other funds managed by unaffiliated investment managers. Further, the Adviser and Sub-Adviser have an incentive to allocate investments to the WisdomTree ETFs in order to generate additional fees for themselves or their affiliate.

WisdomTree Siegel Moderate Digital Fund | Active Management Risk [Member]
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■	Active Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

WisdomTree Siegel Moderate Digital Fund | Underlying Fund Risk [Member]
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■	Underlying Fund Risk. Underlying Funds, which are expected to consist of ETFs, are traded on a national securities exchange at market prices that may vary from the net asset value of their underlying investments. Accordingly, there may be times when an Underlying Fund trades at a premium or discount to its net asset value. Underlying Funds also involve the risk that an active trading market for an Underlying Fund’s shares may not develop or be maintained. Similarly, because the value of Underlying Fund shares depends on the demand in the market, the Fund may not be able to purchase or sell an Underlying Fund at the most optimal time, which could adversely affect the Fund’s performance.

WisdomTree Siegel Moderate Digital Fund | Dividend Paying Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Underlying Funds or the capital resources available for such company’s dividend payments may adversely affect the Fund.

WisdomTree Siegel Moderate Digital Fund | Value Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Value Investing Risk. Value stocks, as a group, may be out of favor with the market and underperform growth stocks or the overall equity market. Value investing focuses on companies whose stocks appear undervalued, but value stocks may not realize their perceived intrinsic value for extended periods of time or may never realize their perceived intrinsic value.

WisdomTree Siegel Moderate Digital Fund | Mid-Capitalization Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Mid-Capitalization Investing Risk. The Fund currently invests significantly in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because medium capitalization companies are more mature and are subject to slower growth during economic expansion.

WisdomTree Siegel Moderate Digital Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging markets countries. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets.

WisdomTree Siegel Moderate Digital Fund | Financial Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Financial Sector Risk. The Fund currently invests significantly in the financial sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The financial sector includes, for example, banks and financial institutions providing mortgage and mortgage related services. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability, cost of capital and impact of inflation.

WisdomTree Siegel Moderate Digital Fund | WisdomTree Siegel Moderate Digital Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MODRX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.28%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.43%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 44
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	138
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	241
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 542
WisdomTree Siegel Longevity Digital Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	WisdomTree Siegel Longevity Digital Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The WisdomTree Siegel Longevity Digital Fund (the “Fund”) seeks to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets. You may pay other fees, such as brokerage commissions and other fees to intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the period from December 6, 2023 to September 30, 2024, the Fund's portfolio turnover rate was 23% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund pursues its investment objective by utilizing an asset allocation strategy. The asset allocation strategy implemented by WisdomTree Digital Management, Inc. (“WisdomTree Digital Management” or the “Adviser”), as further discussed below, will leverage research insights (“Insights”) from Dr. Jeremy Siegel, Professor Emeritus of Finance at the Wharton School and Senior Economist to WisdomTree, Inc., the parent company of the Adviser. As Senior Economist, Professor Siegel provides consultation and information to WisdomTree, Inc. and its subsidiaries regarding Professor’s Siegel’s academic research, including as it relates to global financial markets, the global economic environment, monetary policy, and interest rates, among other services (“Research”). Professor Siegel does not have any day-to-day responsibility with respect to the Fund.

The Fund’s asset allocation approach, leveraging the Siegel Insights and Research, is designed to challenge the more traditional 60/40 allocation (i.e., 60% equities/40% fixed income) by weighting the allocation more toward equities. This approach seeks to improve the potential for outperformance over a longer time horizon (i.e., greater than ten years) in order to address increased longevity as people are generally living longer. Accordingly, under normal circumstances, the Fund provides a greater than 60% allocation to equity investments (including U.S. and international, and may include emerging markets) and generally between a 60% to 80% equity allocation. In addition, in generally seeking higher income generation and market outperformance potential, the allocation to equities also focuses on including equities that exhibit higher dividend yields and/or lower valuation ratios (a valuation ratio helps in assessing whether a particular company or companies may be undervalued when comparing the value of such company or companies with a fundamental financial metric, such as company earnings (price-to-earnings), book value (price-to-book), sales (price-to-sales) or cash flow (price-to-cash flow)). It is anticipated that the equity allocation will be primarily invested in the securities of mid-capitalization (generally market capitalizations from $2 billion to $10 billion) and large-capitalization (generally $10 billion or greater) companies. The Fund makes the remaining allocation to investments in fixed income and/or alternatives (e.g., exposure to commodities, currencies, or futures contract strategies) in order to provide income generation and diversification. With respect to its investment in fixed income securities, the Fund may invest in domestic or foreign securities, and of any quality, maturity or duration.

The Fund anticipates that it will predominantly invest in exchange-traded funds (ETFs) in order to achieve its targeted asset allocation exposure and in order to achieve exposure to the underlying investments in the ETFs. The ETFs in which the Fund invests shall be referred to as the “Underlying Funds.” Since the strategies of a significant portion of the ETFs made available by WisdomTree Asset Management, Inc. (“WisdomTree ETFs”), an affiliate of the Adviser, track indexes or have strategies that are consistent with the Insights and Research, it is anticipated that a significant portion of the Underlying Funds (i.e., greater than 50% of the allocation) will include WisdomTree ETFs. The Underlying Funds included in the Fund will also include Underlying Funds managed by third-party advisers. In selecting the ETFs for purchase by the Fund, the Adviser and/or Sub-Adviser may consider the index in which the ETF seeks to track, the trading liquidity and costs of an ETF, and whether or not the ETF permits investment companies to invest in ETFs to greater extent than normally permitted by the 1940 Act. It is also anticipated that the Fund will include between approximately ten (10) to twenty (20) Underlying Funds and the Fund’s asset allocation will generally be reviewed for potential rebalances on a monthly basis. Asset allocations may fluctuate over time and may occur with different frequencies, and the Adviser may change the asset class allocations, Underlying Funds or the target weightings in the Underlying Funds in its discretion and without notice to, or approval by shareholders, although it is anticipated that the Fund will have less overweight to equities to the extent the Adviser views the equity markets as being less favorable for outperformance.

The Funds asset allocation is constructed by the Fund’s Adviser and implemented by the Sub-Adviser. In constructing the Fund’s asset allocation, in addition to leveraging the Insights and Research, the Adviser will leverage research and asset allocation models constructed and maintained by WisdomTree, Inc. (formerly, WisdomTree Investments, Inc.) (“WisdomTree”) or other affiliates of the Adviser.

Use of Blockchain

As described further below, through its transfer agent, the Fund uses blockchain technology in relation to maintaining a record of its shares. The following “Use of Blockchain” section describes what blockchain technology is and how the Fund uses it for the recording of its shares.

WisdomTree Transfers, Inc., the Fund’s transfer agent (“WisdomTree Transfers” or “Transfer Agent”), maintains the official record of share ownership through an integrated recordkeeping system with records in book-entry form and digital representations of Fund shares that are recorded – or digitized – on the applicable blockchain. A transfer of the record on the blockchain can act as an information source for the Transfer Agent to register a transaction in its book-entry records. The Transfer Agent will reconcile book-entry and blockchain transactions on at least a daily basis. Reconciliation involves maintaining a matching book-entry record and blockchain record of the total number of shares in circulation, the ownership of the shares at any given time, and all transactions between parties involving the shares. The Transfer Agent’s book-entry records constitute the official record of share ownership. The policies and procedures of the Fund and the Transfer Agent both address the use of blockchain integrated recordkeeping systems. The Fund’s Board of Trustees (the “Board”) has approved these policies and procedures, including those that address the use of blockchain integrated recordkeeping systems.

A blockchain is an open, distributed ledger that digitally records transactions in a verifiable way using cryptography. A distributed ledger is a database in which data is stored in a decentralized manner. Cryptography is a method of storing and transmitting data in a particular form so that only those for whom it is intended can read and process it. A blockchain stores transaction data in “blocks” that are linked together to form a “chain”, and hence the name blockchain. Transactions on the blockchain are verified and authenticated by computers on the network. The process of authenticating a transaction before it is recorded ensures that only valid and authorized transactions are permanently recorded as “blocks” on the blockchain.

In order to facilitate the use of blockchain technology, a potential shareholder must have a blockchain wallet. WisdomTree Digital Movement, Inc. or WisdomTree Digital Trust Company, LLC, as applicable (each entity, as applicable “WisdomTree Digital”) provides a Stellar-based wallet, including through a mobile application for individual shareholders, WisdomTree Prime® (the “App”). Institutional shareholders may, for their convenience and in their sole discretion, elect to use an Ethereum-based wallet if registered by the Transfer Agent or its agents in their sole discretion through WisdomTree ConnectTM (the “Portal”). The Portal may be accessed via a web-based portal or via application programming interface (see “Purchase and Redemption of Fund Shares” below). A blockchain wallet is a software application which stores a user’s “private key” and related digital assets and is used to facilitate sending digital assets on a particular blockchain. The term “digital assets” as used herein refers to native crypto assets of blockchains or protocols running on top of blockchains and the term “tokenized assets” as used herein refers to the creation of a digital representation of a traditional asset, such as the Fund shares, on the blockchain or the issuance of such an asset directly on the blockchain. A “private key” is one of two numbers in a cryptographic “key pair.” A key pair consists of a “public key” and its corresponding private key, both of which are lengthy alphanumeric codes, derived together and possessing a unique relationship. The private key is used by the owner of a digital wallet to send (i.e., digitally sign and authenticate) digital assets and is private to the wallet owner. The public key is, as the name implies, public and open to others on the applicable blockchain to send digital assets to. The blockchain will only record public key information. WisdomTree Digital holds the private keys associated with Stellar-based wallets for individual shareholders. Institutional investors opting to use their own wallets will be responsible for holding the private key associated with their wallets, which is essential for authenticating and authorizing transactions on the applicable blockchain. An institutional investor may choose to hold the private key in their own self-hosted wallet service or use a third-party wallet service that holds the private key. Accordingly, the Stellar blockchain is currently the default blockchain utilized for retail investors, although blockchain expansion is anticipated for the future, while institutional investors may currently use other blockchains, which may offer benefits such as different transaction speeds or efficiencies based on the investor’s operational preferences.

The Transfer Agent utilizes a permissioned system that operates on top of public, permissionless blockchains. The permissioned system is established through a combination of policies, procedures, and technological controls which collectively seek to ensure that the blockchain operates as an integrated but supplementary recordkeeping mechanism under the oversight of the Transfer Agent. To create and maintain this permissioned structure on public blockchains, WisdomTree Transfers registers and associates each blockchain wallet with relevant personal identifying information which is maintained in an off-chain registry (i.e., a separate database that is not available to the public and is used to satisfy anti-money laundering regulations). Permission is granted only to registered wallets, sometimes referred to as “whitelisting”, thereby restricting the ability to transact in tokenized shares to pre-approved participants. Smart contracts are deployed as part of the operational framework to enforce compliance with the Transfer Agent’s policies and procedures, as applicable. Specifically, smart contracts have been developed to support functions such as transfer restrictions to prevent unauthorized transfers to or from unregistered wallets and ability to claw back tokens to the extent that the digital representation of Fund share ownership does not align with the book-entry records. These smart contracts are designed, deployed, and maintained by WisdomTree Digital with oversight by the Transfer Agent. In this manner, this permissioned system prevents transactions between unknown persons or unknown blockchain wallets, even though blockchain infrastructure itself remains permissionless.

It is anticipated that Fund shareholders may have the benefit of shares that may be operated on more than one blockchain, such as the blockchains noted under “Additional Information About the Purchase and Redemption of Fund Shares.”. This feature may provide shareholders with the ability to move the record of ownership between blockchain wallets, such as between the Stellar and Ethereum blockchains as desired, which may include through interoperability, which is facilitated by the Transfer Agent’s process of burning and minting the digital representations of shares on each blockchain and the Transfer Agent continuing to maintain the Fund’s official records through integrated recordkeeping. These features may permit applicable shareholders to potentially take advantage of the benefits of a supported blockchain of their choice (i.e., Stellar or Ethereum blockchain), such as transaction speed or efficiency, while also helping facilitate the Fund’s shares being available for purchase, sale, or transfer in the broader blockchain ecosystem.

The recording of digital representation of Fund shares on the blockchain will not affect the Fund’s investments in securities. The Fund will not invest in any digital assets (referred to as, among other things, virtual currencies).

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk [Text Block]	rr_RiskTextBlock

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. The principal risks are generally presented in alphabetical order to facilitate finding particular risks when comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), yield, total return and/or ability to meet its objective. Because the Fund invests primarily in Underlying Funds, the Fund is subject to the risks associated with the Underlying Funds in which it invests. For more information about the risks of investing in the Fund, see the sections in the Fund’s prospectus titled “Additional Principal Risk Information About the Fund” and “Additional Non-Principal Risk Information.”

■	Blockchain Technology Risk. Blockchain technology is a relatively new and untested technology that operates as a distributed ledger. There are risks associated with the Fund’s issuance, redemption, transfer, and recordkeeping of shares on a blockchain, and these risks may not fully emerge until the technology becomes more widely used. Blockchain systems are public and permissionless, and could be vulnerable to fraud, particularly if a significant minority of participants collude to defraud the rest. Access to a given blockchain requires a private key, which, if compromised, could result in loss due to theft, destruction, or inaccessibility. There is limited regulation of blockchain technology other than the intrinsic public nature of the blockchain system, and any future regulatory developments could adversely affect the viability and expansion of the use of blockchain technology. There are currently a number of competing blockchain platforms with competing intellectual property claims, and the uncertainty inherent in these competing technologies could cause companies to use alternatives to blockchain. Blockchain networks may also undergo significant technological developments, such as the Ethereum blockchain’s change in September 2022 from proof-of-work mining to proof-of-stake validation. Blockchain networks can also experience delays in transaction processing and settlement, particularly during periods of high network congestion or increased transaction volume. Such delays could affect the timing of recording transactions or processing redemptions and transfers of Fund shares. During periods of congestion, the time required for transaction validation may increase, which could lead to delayed recording of transactions on the blockchain or off-chain recordkeeping systems. In extreme cases, prolonged delays could disrupt the Fund’s ability to process transactions efficiently or cause discrepancies between the blockchain record and the official book-entry record maintained by the Transfer Agent. Furthermore, blockchain networks typically impose transaction fees in the form of the network’s native digital asset (e.g., lumens on the Stellar blockchain or ether on the Ethereum blockchain). These fees can be unpredictable and may vary significantly depending on network conditions and levels of congestion. Sudden increases in transaction fees could impact the cost of processing Fund transactions or impose unexpected expenses on investors or the Transfer Agent or its affiliates, potentially affecting the overall efficiency of the Fund’s recordkeeping and transaction processing systems. Lastly, there may be undiscovered technical flaws in the Transfer Agent’s blockchain-integrated recordkeeping system or the underlying blockchain technology, including in the process by which transactions are recorded to a blockchain, recorded off-chain, and/or integrated with other recordkeeping systems. Such flaws could negatively impact the execution or recordkeeping of transactions in Fund shares. Additionally, technological advancements may lead to new or existing hardware or software tools or mechanisms that could undermine the integrity or functionality of blockchain systems, all of which could adversely impact transactions in Fund shares.

■	Investments in Underlying Funds Risk. The Fund’s investment performance and risks will be directly related to the investment performance and risks of Underlying Funds. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the Underlying Funds realize their investment objectives. There is no guarantee that the Underlying Funds will achieve their respective investment objectives. Fund shareholders indirectly bear a proportionate share of the fees and expenses of the Underlying Funds in addition to the Fund’s expenses.

■	Conflicts of Interest Relating to Investment in Affiliated Funds Risk. The Fund’s asset allocation is constructed by the Fund’s Adviser and implemented by the Sub-Adviser and Underlying Funds are expected to consist primarily of WisdomTree ETFs managed by an affiliate of the Adviser unless there is no such ETF that is consistent with the desired asset allocation within the Fund’s strategy. As a result, the Adviser is subject to a potential conflict of interest in doing so because the Adviser is affiliated with the investment manager to such Underlying Funds and the advisory fees paid by such Underlying Funds managed by the affiliated investment manager may be higher than fees paid by other funds managed by unaffiliated investment managers. Further, the Adviser and Sub-Adviser have an incentive to allocate investments to the WisdomTree ETFs in order to generate additional fees for themselves or their affiliate.

■	Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Active Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

■	Market Risk. The trading prices of securities fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Cybersecurity Risk. The Fund and its service providers, as well as the App, Portal, wallet provider, blockchain networks and intermediaries, may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund or shareholder in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. For instance, if there are data security breaches of the Transfer Agent’s systems resulting in theft of the information necessary to link a Fund investor’s personal identity with such investor’s record of shares on a blockchain, the stolen information could be used to determine a shareholder’s identity and complete investing history in the Fund as recorded on a blockchain. Cyber-attacks affecting the Fund’s third- party service providers, App, Portal, wallet provider, blockchain network, or the issuers of securities in which the Fund invests may subject the Fund and shareholders to many of the same risks associated with direct cybersecurity breaches.

■	Geopolitical Risk. The United States has experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of the United States) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

■	Portfolio Turnover Risk. Significant investor purchases or redemptions and/or Fund purchasing or selling of portfolio assets may result in a high portfolio turnover rate. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and the distribution of additional capital gains, which generate greater tax liabilities for shareholders. These factors may negatively affect the Fund’s performance.

■	Large Shareholder Risk. From time to time, shareholders of the Fund (which may include institutional investors, other WisdomTree funds and WisdomTree and its affiliates), may make relatively large redemptions or purchases of Fund shares. These transactions may cause the Fund to sell investments or invest additional cash, as the case may be, at disadvantageous prices or at times it may not otherwise do so. Redemptions of a large number of shares may also increase transaction and other costs or have adverse tax consequences for shareholders of the Fund by requiring a sale of investments. Purchases of a large number of shares may adversely affect performance to the extent that it takes time to invest new cash and the Fund maintains a larger cash position than it normally would.

Indirect Risks Through Investment in Underlying Funds

The Fund will principally invest in Underlying Funds, and thereby will obtain exposure to the investments described below, as applicable, through such Underlying Funds as opposed to investing directly in such investments.

■	Underlying Fund Risk. Underlying Funds, which are expected to consist of ETFs, are traded on a national securities exchange at market prices that may vary from the net asset value of their underlying investments. Accordingly, there may be times when an Underlying Fund trades at a premium or discount to its net asset value. Underlying Funds also involve the risk that an active trading market for an Underlying Fund’s shares may not develop or be maintained. Similarly, because the value of Underlying Fund shares depends on the demand in the market, the Fund may not be able to purchase or sell an Underlying Fund at the most optimal time, which could adversely affect the Fund’s performance.

■	Alternatives Investment Risk. The value of commodities and commodity-linked derivative instruments typically is based upon the price movements of a physical commodity or an economic variable linked to such price movements. The prices of commodities and commodity-related investments may fluctuate quickly and dramatically and may not correlate to price movements in other asset classes. Currency exchange rates can be very volatile and can change quickly and unpredictably. Exposure to the foregoing is generally gained by investment in a futures contract, whether long or short, which is a derivative instrument. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as a commodity, index, interest rate or inflation rate. Generally, derivatives are sophisticated investments that may pose risks that are different from or greater than those posed by investing directly in the underlying reference asset. For example, the return on a derivative instrument may not correlate with that of its underlying reference asset, and minimal requisite initial investments necessary to purchase derivatives positions may expose the Fund to losses in excess of those amounts. Derivatives also can be volatile and may be less liquid than other investments

■	Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Underlying Funds or the capital resources available for such company’s dividend payments may adversely affect the Fund.

■	Value Investing Risk. Value stocks, as a group, may be out of favor with the market and underperform growth stocks or the overall equity market. Value investing focuses on companies whose stocks appear undervalued, but value stocks may not realize their perceived intrinsic value for extended periods of time or may never realize their perceived intrinsic value.

■	Financial Sector Risk. The Fund currently invests significantly in the financial sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The financial sector includes, for example, banks and financial institutions providing mortgage and mortgage related services. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability, cost of capital and impact of inflation.

■	Income Risk. The Fund is subject to the risk that its income will decline because of falling interest rates.

■	Information Technology Sector Risk. The Fund currently invests a significant portion of its assets in the information technology sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The information technology sector includes, for example, internet, semiconductor, software, hardware, and technology equipment companies. This sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development, and government regulation.

■	Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates and changes to other factors, such as perception of an issuer’s creditworthiness. Funds with higher durations generally are subject to greater interest rate risk. For example, the price of a security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates.

■	Issuer Credit Risk. The financial condition of an issuer of a debt security or other instrument may cause such issuer to default, become unable to pay interest or principal due or otherwise fail to honor its obligations or cause such issuer to be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations. The value of an investment in the Fund may change quickly and without warning in response to issuer defaults, changes in the credit ratings of the Fund’s portfolio investments and/or perceptions related thereto.

■	Issuer Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Large-Capitalization Investing Risk. The Fund currently invests primarily in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

■	Mid-Capitalization Investing Risk. The Fund currently invests significantly in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because medium capitalization companies are more mature and are subject to slower growth during economic expansion.

■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging markets countries. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund commenced operations on December 6, 2023, and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the Fund’s performance to a broad measure of market performance. Performance information for the Fund is available through the App (as defined below in “Purchase and Redemption of Fund Shares”) or at www.wisdomtree.com/investments.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the Fund’s performance to a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund commenced operations on December 6, 2023, and therefore does not have performance history for a full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.wisdomtree.com/investments
WisdomTree Siegel Longevity Digital Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
WisdomTree Siegel Longevity Digital Fund | Blockchain Technology Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
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■	Blockchain Technology Risk. Blockchain technology is a relatively new and untested technology that operates as a distributed ledger. There are risks associated with the Fund’s issuance, redemption, transfer, and recordkeeping of shares on a blockchain, and these risks may not fully emerge until the technology becomes more widely used. Blockchain systems are public and permissionless, and could be vulnerable to fraud, particularly if a significant minority of participants collude to defraud the rest. Access to a given blockchain requires a private key, which, if compromised, could result in loss due to theft, destruction, or inaccessibility. There is limited regulation of blockchain technology other than the intrinsic public nature of the blockchain system, and any future regulatory developments could adversely affect the viability and expansion of the use of blockchain technology. There are currently a number of competing blockchain platforms with competing intellectual property claims, and the uncertainty inherent in these competing technologies could cause companies to use alternatives to blockchain. Blockchain networks may also undergo significant technological developments, such as the Ethereum blockchain’s change in September 2022 from proof-of-work mining to proof-of-stake validation. Blockchain networks can also experience delays in transaction processing and settlement, particularly during periods of high network congestion or increased transaction volume. Such delays could affect the timing of recording transactions or processing redemptions and transfers of Fund shares. During periods of congestion, the time required for transaction validation may increase, which could lead to delayed recording of transactions on the blockchain or off-chain recordkeeping systems. In extreme cases, prolonged delays could disrupt the Fund’s ability to process transactions efficiently or cause discrepancies between the blockchain record and the official book-entry record maintained by the Transfer Agent. Furthermore, blockchain networks typically impose transaction fees in the form of the network’s native digital asset (e.g., lumens on the Stellar blockchain or ether on the Ethereum blockchain). These fees can be unpredictable and may vary significantly depending on network conditions and levels of congestion. Sudden increases in transaction fees could impact the cost of processing Fund transactions or impose unexpected expenses on investors or the Transfer Agent or its affiliates, potentially affecting the overall efficiency of the Fund’s recordkeeping and transaction processing systems. Lastly, there may be undiscovered technical flaws in the Transfer Agent’s blockchain-integrated recordkeeping system or the underlying blockchain technology, including in the process by which transactions are recorded to a blockchain, recorded off-chain, and/or integrated with other recordkeeping systems. Such flaws could negatively impact the execution or recordkeeping of transactions in Fund shares. Additionally, technological advancements may lead to new or existing hardware or software tools or mechanisms that could undermine the integrity or functionality of blockchain systems, all of which could adversely impact transactions in Fund shares.

WisdomTree Siegel Longevity Digital Fund | Investment Risk [Member]
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■	Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

WisdomTree Siegel Longevity Digital Fund | Market Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
■	Market Risk. The trading prices of securities fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

WisdomTree Siegel Longevity Digital Fund | Cybersecurity Risk [Member]
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■	Cybersecurity Risk. The Fund and its service providers, as well as the App, Portal, wallet provider, blockchain networks and intermediaries, may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund or shareholder in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. For instance, if there are data security breaches of the Transfer Agent’s systems resulting in theft of the information necessary to link a Fund investor’s personal identity with such investor’s record of shares on a blockchain, the stolen information could be used to determine a shareholder’s identity and complete investing history in the Fund as recorded on a blockchain. Cyber-attacks affecting the Fund’s third- party service providers, App, Portal, wallet provider, blockchain network, or the issuers of securities in which the Fund invests may subject the Fund and shareholders to many of the same risks associated with direct cybersecurity breaches.

WisdomTree Siegel Longevity Digital Fund | Income Risk [Member]
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■	Income Risk. The Fund is subject to the risk that its income will decline because of falling interest rates.

WisdomTree Siegel Longevity Digital Fund | Interest Rate Risk [Member]
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■	Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of an increase in interest rates and changes to other factors, such as perception of an issuer’s creditworthiness. Funds with higher durations generally are subject to greater interest rate risk. For example, the price of a security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates.

WisdomTree Siegel Longevity Digital Fund | Issuer Credit Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
■	Issuer Credit Risk. The financial condition of an issuer of a debt security or other instrument may cause such issuer to default, become unable to pay interest or principal due or otherwise fail to honor its obligations or cause such issuer to be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations. The value of an investment in the Fund may change quickly and without warning in response to issuer defaults, changes in the credit ratings of the Fund’s portfolio investments and/or perceptions related thereto.

WisdomTree Siegel Longevity Digital Fund | Issuer Specific Risk [Member]
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■	Issuer Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

WisdomTree Siegel Longevity Digital Fund | Large Shareholder Risk [Member]
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■	Large Shareholder Risk. From time to time, shareholders of the Fund (which may include institutional investors, other WisdomTree funds and WisdomTree and its affiliates), may make relatively large redemptions or purchases of Fund shares. These transactions may cause the Fund to sell investments or invest additional cash, as the case may be, at disadvantageous prices or at times it may not otherwise do so. Redemptions of a large number of shares may also increase transaction and other costs or have adverse tax consequences for shareholders of the Fund by requiring a sale of investments. Purchases of a large number of shares may adversely affect performance to the extent that it takes time to invest new cash and the Fund maintains a larger cash position than it normally would.

WisdomTree Siegel Longevity Digital Fund | Portfolio Turnover Risk [Member]
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■	Portfolio Turnover Risk. Significant investor purchases or redemptions and/or Fund purchasing or selling of portfolio assets may result in a high portfolio turnover rate. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and the distribution of additional capital gains, which generate greater tax liabilities for shareholders. These factors may negatively affect the Fund’s performance.

WisdomTree Siegel Longevity Digital Fund | Large-Capitalization Investing Risk [Member]
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■	Large-Capitalization Investing Risk. The Fund currently invests primarily in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

WisdomTree Siegel Longevity Digital Fund | Information Technology Sector Risk [Member]
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■	Information Technology Sector Risk. The Fund currently invests a significant portion of its assets in the information technology sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The information technology sector includes, for example, internet, semiconductor, software, hardware, and technology equipment companies. This sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development, and government regulation.

WisdomTree Siegel Longevity Digital Fund | Geopolitical Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
■	Geopolitical Risk. The United States has experienced security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations (including due to events outside of the United States) that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

WisdomTree Siegel Longevity Digital Fund | Investments in Underlying Funds Risk [Member]
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■	Investments in Underlying Funds Risk. The Fund’s investment performance and risks will be directly related to the investment performance and risks of Underlying Funds. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the Underlying Funds realize their investment objectives. There is no guarantee that the Underlying Funds will achieve their respective investment objectives. Fund shareholders indirectly bear a proportionate share of the fees and expenses of the Underlying Funds in addition to the Fund’s expenses.

WisdomTree Siegel Longevity Digital Fund | Conflicts of Interest Relating to Investment in Affiliated Funds Risk [Member]
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■	Conflicts of Interest Relating to Investment in Affiliated Funds Risk. The Fund’s asset allocation is constructed by the Fund’s Adviser and implemented by the Sub-Adviser and Underlying Funds are expected to consist primarily of WisdomTree ETFs managed by an affiliate of the Adviser unless there is no such ETF that is consistent with the desired asset allocation within the Fund’s strategy. As a result, the Adviser is subject to a potential conflict of interest in doing so because the Adviser is affiliated with the investment manager to such Underlying Funds and the advisory fees paid by such Underlying Funds managed by the affiliated investment manager may be higher than fees paid by other funds managed by unaffiliated investment managers. Further, the Adviser and Sub-Adviser have an incentive to allocate investments to the WisdomTree ETFs in order to generate additional fees for themselves or their affiliate.

WisdomTree Siegel Longevity Digital Fund | Active Management Risk [Member]
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■	Active Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

WisdomTree Siegel Longevity Digital Fund | Underlying Fund Risk [Member]
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■	Underlying Fund Risk. Underlying Funds, which are expected to consist of ETFs, are traded on a national securities exchange at market prices that may vary from the net asset value of their underlying investments. Accordingly, there may be times when an Underlying Fund trades at a premium or discount to its net asset value. Underlying Funds also involve the risk that an active trading market for an Underlying Fund’s shares may not develop or be maintained. Similarly, because the value of Underlying Fund shares depends on the demand in the market, the Fund may not be able to purchase or sell an Underlying Fund at the most optimal time, which could adversely affect the Fund’s performance.

WisdomTree Siegel Longevity Digital Fund | Dividend Paying Securities Risk [Member]
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■	Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Underlying Funds or the capital resources available for such company’s dividend payments may adversely affect the Fund.

WisdomTree Siegel Longevity Digital Fund | Value Investing Risk [Member]
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■	Value Investing Risk. Value stocks, as a group, may be out of favor with the market and underperform growth stocks or the overall equity market. Value investing focuses on companies whose stocks appear undervalued, but value stocks may not realize their perceived intrinsic value for extended periods of time or may never realize their perceived intrinsic value.

WisdomTree Siegel Longevity Digital Fund | Mid-Capitalization Investing Risk [Member]
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■	Mid-Capitalization Investing Risk. The Fund currently invests significantly in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because medium capitalization companies are more mature and are subject to slower growth during economic expansion.

WisdomTree Siegel Longevity Digital Fund | Foreign Securities Risk [Member]
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■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging markets countries. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets.

WisdomTree Siegel Longevity Digital Fund | Financial Sector Risk [Member]
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■	Financial Sector Risk. The Fund currently invests significantly in the financial sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The financial sector includes, for example, banks and financial institutions providing mortgage and mortgage related services. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability, cost of capital and impact of inflation.

WisdomTree Siegel Longevity Digital Fund | Alternatives Investment Risk [Member]
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■	Alternatives Investment Risk. The value of commodities and commodity-linked derivative instruments typically is based upon the price movements of a physical commodity or an economic variable linked to such price movements. The prices of commodities and commodity-related investments may fluctuate quickly and dramatically and may not correlate to price movements in other asset classes. Currency exchange rates can be very volatile and can change quickly and unpredictably. Exposure to the foregoing is generally gained by investment in a futures contract, whether long or short, which is a derivative instrument. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as a commodity, index, interest rate or inflation rate. Generally, derivatives are sophisticated investments that may pose risks that are different from or greater than those posed by investing directly in the underlying reference asset. For example, the return on a derivative instrument may not correlate with that of its underlying reference asset, and minimal requisite initial investments necessary to purchase derivatives positions may expose the Fund to losses in excess of those amounts. Derivatives also can be volatile and may be less liquid than other investments

WisdomTree Siegel Longevity Digital Fund | WisdomTree Siegel Longevity Digital Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	LNGVX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.29%	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.44%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 45
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	141
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	246
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 555
WisdomTree Government Money Market Digital Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	WisdomTree Government Money Market Digital Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The WisdomTree Government Money Market Digital Fund (the “Fund”) seeks to provide investors with a high level of current income consistent with preservation of capital and liquidity and the maintenance of a stable $1.00 net asset value (NAV) per share.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets. You may pay other fees, such as brokerage commissions and other fees to intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests at least 99.5% of its total assets in government securities, cash and repurchase agreements collateralized fully by government securities or cash. For purposes of this policy, “government securities” mean any securities issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an agency or instrumentality of the government of the United States pursuant to authority granted by the Congress of the United States; or any certificate of deposit for any of the foregoing. The Fund will invest in a portfolio of U.S. Treasury and government securities. Such securities may include: U.S. Treasury Notes (both fixed and floating rate), U.S. T-Bills, U.S. Government Agency Notes, including Discount Notes, that are either fixed or floating rate and issued by government agencies such as the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“Fannie Mae”) or the Federal Farm Credit Bank. The Fund may invest in repurchase agreements collateralized fully by U.S. Treasury securities, U.S. Government Agency securities or cash. The Fund may also invest in other investment companies that are government money market funds to the extent permitted under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund has adopted a non-fundamental investment policy in accordance with Rule 35d-1 under the 1940 Act to invest under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in government securities and repurchase agreements that are collateralized by government securities.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under 1940 Act, and other rules adopted by the Securities and Exchange Commission (the “SEC”). Rule 2a-7 sets forth a liquidity fee framework whereby a liquidity fee may be imposed under certain circumstances such as a decline in a money market fund’s weekly liquid assets. However, government money market funds are not required to adopt a liquidity fee framework and accordingly the Fund has not adopted such a framework.

In choosing investments for the Fund, the Fund’s sub-adviser employs a disciplined investment process: first, a list of approved issuers and counterparties for repurchase agreements is actively maintained; second, securities of issuers on the approved list that meet the Fund’s guidelines are selected for investment; and finally, portfolio maturity decisions are made based upon expected cash flows, income opportunities available in the market, and expectations of future interest rates.

Use of Blockchain

As described further below, through its transfer agent, the Fund uses blockchain technology in relation to maintaining a record of its shares. The following “Use of Blockchain” section describes what blockchain technology is and how the Fund uses it for the recording of its shares.

WisdomTree Transfers, Inc., the Fund’s transfer agent (“WisdomTree Transfers” or “Transfer Agent”), maintains the official record of share ownership through an integrated recordkeeping system with records in book-entry form and digital representations of Fund shares that are recorded – or tokenized – on the applicable blockchain. A transfer of the record on the blockchain can act as an information source for the Transfer Agent to register a transaction in its book-entry records. The Transfer Agent will reconcile book-entry and blockchain transactions on at least a daily basis. Reconciliation involves maintaining a matching book-entry record and blockchain record of the total number of shares in circulation, the ownership of the shares at any given time, and all transactions between parties involving the shares. The Transfer Agent’s book-entry records constitute the official record of share ownership. The policies and procedures of the Fund and the Transfer Agent both address the use of blockchain integrated recordkeeping systems. The Fund’s Board of Trustees (the “Board”) has approved these policies and procedures, including those that address the use of blockchain integrated recordkeeping systems.

A blockchain is an open, distributed ledger that digitally records transactions in a verifiable way using cryptography. A distributed ledger is a database in which data is stored in a decentralized manner. Cryptography is a method of storing and transmitting data in a particular form so that only those for whom it is intended can read and process it. A blockchain stores transaction data in “blocks” that are linked together to form a “chain”, and hence the name blockchain. Transactions on the blockchain are verified and authenticated by computers on the network. The process of authenticating a transaction before it is recorded ensures that only valid and authorized transactions are permanently recorded as “blocks” on the blockchain.

In order to facilitate the use of blockchain technology, a potential shareholder must have a blockchain wallet. WisdomTree Digital Movement, Inc. or WisdomTree Digital Trust Company, LLC, as applicable (each entity, as applicable, “WisdomTree Digital”) provides a Stellar-based wallet, including through a mobile application for individual shareholders, WisdomTree Prime® (the “App”). Institutional investors may, for their convenience and in their sole discretion, elect to use their own wallet if registered by the Transfer Agent or its agents in their sole discretion through WisdomTree ConnectTM (the “Portal”). The Portal may be accessed via a web-based portal or via application programming interface (see “Purchase and Redemption of Fund Shares” below). A blockchain wallet is a software application which stores a user’s “private key” and related digital or tokenized assets and is used to facilitate sending digital or tokenized assets on a particular blockchain. The term “digital assets” as used herein refers to native crypto assets of blockchains or protocols running on top of blockchains and the term “tokenized assets” as used herein refers to the creation of a digital representation of a traditional asset, such as the Fund shares, on the blockchain or the issuance of such an asset directly on the blockchain. A “private key” is one of two numbers in a cryptographic “key pair.” A key pair consists of a “public key” and its corresponding private key, both of which are lengthy alphanumeric codes, derived together and possessing a unique relationship. The private key is used by the owner of a digital wallet to send (i.e., digitally sign and authenticate) digital or tokenized assets and is private to the wallet owner. The public key is, as the name implies, public and open to others on the applicable blockchain to send digital assets to. The blockchain will only record public key information. WisdomTree Digital holds the private keys associated with Stellar-based wallets for individual shareholders. Institutional investors opting to use their own wallets will be responsible for holding the private key associated with their wallets, which is essential for authenticating and authorizing transactions on the applicable blockchain. An institutional investor may choose to hold the private key in their own self-hosted wallet service or use a third-party wallet service that holds the private key. Accordingly, the Stellar blockchain is currently the default blockchain utilized for retail investors, although blockchain expansion is anticipated for the future, while institutional investors may currently use other blockchains, which may offer benefits such as different transaction speeds or efficiencies based on the investor’s operational preferences.

The Transfer Agent utilizes a permissioned system that operates on top of public, permissionless blockchains. The permissioned system is established through a combination of policies, procedures, and technological controls which collectively seek to ensure that the blockchain operates as an integrated but supplementary recordkeeping mechanism under the oversight of the Transfer Agent. To create and maintain this permissioned structure on public blockchains, WisdomTree Transfers registers and associates each blockchain wallet with relevant personal identifying information which is maintained in an off-chain registry (i.e., a separate database that is not available to the public and is used to satisfy anti-money laundering regulations). Permission is granted only to registered wallets, sometimes referred to as “whitelisting”, thereby restricting the ability to transact in tokenized shares to pre-approved participants. Smart contracts are deployed as part of the operational framework to enforce compliance with the Transfer Agent’s policies and procedures, as applicable. Specifically, smart contracts have been developed to support functions such as transfer restrictions to prevent unauthorized transfers to or from unregistered wallets and ability to claw back tokens to the extent that the digital representation of Fund share ownership does not align with the book-entry records. These smart contracts are designed, deployed, and maintained by WisdomTree Digital with oversight by the Transfer Agent. In this manner, this permissioned system prevents transactions between unknown persons or unknown blockchain wallets, even though blockchain infrastructure itself remains permissionless.

It is anticipated that Fund shareholders may have the benefit of shares that may be operated on more than one blockchain, such as the blockchains noted under “Additional Information About the Purchase and Redemption of Fund Shares.”. This feature may provide shareholders with the ability to move the record of ownership between blockchain wallets, such as between the Stellar and Ethereum blockchains as desired, which may include through interoperability, which is facilitated by the Transfer Agent’s process of burning and minting the digital representations of shares on each blockchain and the Transfer Agent continuing to maintain the Fund’s official records through integrated recordkeeping. These features may permit applicable shareholders to potentially take advantage of the benefits of a supported blockchain of their choice (i.e., Stellar or Ethereum blockchain), such as transaction speed or efficiency, while also helping facilitate the Fund’s shares being available for purchase, sale, or transfer in the broader blockchain ecosystem.

The recording of digital representation of Fund shares on the blockchain will not affect the Fund’s investments in securities. The Fund will not invest in any digital assets (referred to as, among other things, virtual currencies).

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk [Text Block]	rr_RiskTextBlock

The Fund is subject to the risks described below. The principal risks are generally presented in alphabetical order to facilitate finding particular risks when comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s prospectus titled “Additional Principal Risk Information About the Fund” and “Additional Non-Principal Risk Information.”

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s adviser is not required to reimburse the Fund for losses, and you should not expect that the adviser will provide financial support to the Fund at any time, including during periods of market stress.

■	Blockchain Technology Risk. Blockchain technology is a relatively new and untested technology that operates as a distributed ledger. There are risks associated with the Fund’s issuance, redemption, transfer, and recordkeeping of shares on a blockchain, and these risks may not fully emerge until the technology becomes more widely used. Blockchain systems are public and permissionless, and could be vulnerable to fraud, particularly if a significant minority of participants collude to defraud the rest. Access to a given blockchain requires a private key, which, if compromised, could result in loss due to theft, destruction, or inaccessibility. There is limited regulation of blockchain technology other than the intrinsic public nature of the blockchain system, and any future regulatory developments could adversely affect the viability and expansion of the use of blockchain technology. There are currently a number of competing blockchain platforms with competing intellectual property claims, and the uncertainty inherent in these competing technologies could cause companies to use alternatives to blockchain. Blockchain networks may also undergo significant technological developments, such as the Ethereum blockchain’s change in September 2022 from proof-of-work mining to proof-of-stake validation. Blockchain networks can also experience delays in transaction processing and settlement, particularly during periods of high network congestion or increased transaction volume. Such delays could affect the timing of recording transactions or processing redemptions and transfers of Fund shares. During periods of congestion, the time required for transaction validation may increase, which could lead to delayed recording of transactions on the blockchain or off-chain recordkeeping systems. In extreme cases, prolonged delays could disrupt the Fund’s ability to process transactions efficiently or cause discrepancies between the blockchain record and the official book-entry record maintained by the Transfer Agent. Furthermore, blockchain networks typically impose transaction fees in the form of the network’s native digital asset (e.g., lumens on the Stellar blockchain or ether on the Ethereum blockchain). These fees can be unpredictable and may vary significantly depending on network conditions and levels of congestion. Sudden increases in transaction fees could impact the cost of processing Fund transactions or impose unexpected expenses on investors or the Transfer Agent or its affiliates, potentially affecting the overall efficiency of the Fund’s recordkeeping and transaction processing systems. Lastly, there may be undiscovered technical flaws in the Transfer Agent’s blockchain-integrated recordkeeping system or the underlying blockchain technology, including in the process by which transactions are recorded to a blockchain, recorded off-chain, and/or integrated with other recordkeeping systems. Such flaws could negatively impact the execution or recordkeeping of transactions in Fund shares. Additionally, technological advancements may lead to new or existing hardware or software tools or mechanisms that could undermine the integrity or functionality of blockchain systems, all of which could adversely impact transactions in Fund shares.

■	U.S. Government Obligations Risk. U.S. Government obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Government obligations to decline. Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States, such as those issued by the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Federal National Mortgage Association (“Fannie Mae”), Federal Farm Credit Bank and the Federal Home Loan Bank System.

■	Active Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

■	Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money over short or long periods of time.

■	Market Risk and Selection Risk. Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues like pandemics or epidemics, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

■	Cybersecurity Risk. The Fund and its service providers, as well as the App, Portal, wallet provider, blockchain networks and intermediaries, may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund or shareholder in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. For instance, if there are data security breaches of the Transfer Agent’s systems resulting in theft of the information necessary to link a Fund investor’s personal identity with such investor’s record of shares on a blockchain, the stolen information could be used to determine a shareholder’s identity and complete investing history in the Fund as recorded on a blockchain. Cyber-attacks affecting the Fund’s third- party service providers, App, Portal, wallet provider, blockchain network, or the issuers of securities in which the Fund invests may subject the Fund and shareholders to many of the same risks associated with direct cybersecurity breaches.

■	Interest Rate Risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter-term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund. Very low or negative interest rates may magnify interest rate risk. During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns or pay dividends to Fund shareholders. The Fund may be subject to a greater risk of rising interest rates due to the recent period of historically low interest rates. The Federal Reserve has recently begun to raise the federal funds rate as part of its efforts to address rising inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from the Fund’s ability to achieve its investment objective.

■	Issuer Credit Risk. The financial condition of an issuer of a debt security or other instrument may cause such issuer to default, become unable to pay interest or principal due or otherwise fail to honor its obligations or cause such issuer to be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations. The value of an investment in the Fund may change quickly and without warning in response to issuer defaults, changes in the credit ratings of the Fund’s portfolio investments and/or perceptions related thereto.

■	Issuer Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Large Shareholder Risk. From time to time, shareholders of the Fund (which may include institutional investors, other WisdomTree funds and WisdomTree and its affiliates), may make relatively large redemptions or purchases of Fund shares. These transactions may cause the Fund to sell investments or invest additional cash, as the case may be, at disadvantageous prices or at times it may not otherwise do so. Redemptions of a large number of shares may also increase transaction and other costs or have adverse tax consequences for shareholders of the Fund by requiring a sale of investments. Purchases of a large number of shares may adversely affect performance to the extent that it takes time to invest new cash and the Fund maintains a larger cash position than it normally would.

■	Money Market Regulatory Risk. Changes in government regulations may adversely affect the value of a security held by the Fund. These changes may result in reduced yields for money market funds, including the Fund, which may invest in other money market funds. The SEC or other regulators may adopt additional money market fund reforms, which may impact the structure and operation or performance of the Fund.

■	Other Investment Companies – Money Market Funds Risk. A money market fund may only invest in other investment companies that qualify as government money market funds under Rule 2a-7 of the 1940 Act. The risk of investing in such money market funds is that such money market funds may not comply with Rule 2a-7. You will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund. The investment policies of the other investment companies may not be the same as those of the Fund; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which the Fund is typically subject.

■	Repurchase Agreements Risk. In the event that the other party to a repurchase agreement fails to repurchase the underlying security serving as collateral for the repurchase agreement, the Fund would generally seek to sell the underlying security. However, the value of collateral may be insufficient to satisfy the counterparty’s obligation and/or the Fund may encounter a delay and incur costs before being able to sell the underlying security. A delay in selling the security is likely if the counterparty becomes involved in insolvency proceedings in which the receiver or court may impose a stay. If a sale is delayed, the Fund will be subject to the risk of a decline in the market value of the underlying security below the amounts that would otherwise be due to the Fund under the repurchase agreement.

■	Stable Net Asset Value Risk. The Fund may not be able to maintain a stable NAV of $1.00 per share at all times. This risk may be heightened due to large or frequent redemptions which could cause the Fund’s share price to decrease below $1.00 per share. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

■	Treasury Obligations Risk. Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

■	When Issued and Delayed Delivery Securities and Forward Commitments Risk. When issued securities, delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. Although delayed delivery is limited (not more than 35 days) and is commonly shorter for government securities, these investments may result in leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Fund to be more volatile. The use of leverage may increase expenses and increase the impact of the Fund’s other risks. There also is the risk that the security will not be issued or that the other party will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund commenced operations on November 7, 2023, and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the Fund’s performance to a broad measure of market performance. Performance information for the Fund is available through the App (as defined below in “Purchase and Redemption of Fund Shares”) or at www.wisdomtree.com/investments.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the Fund’s performance to a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund commenced operations on November 7, 2023, and therefore does not have performance history for a full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.wisdomtree.com/investments
WisdomTree Government Money Market Digital Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You could lose money by investing in the Fund.
WisdomTree Government Money Market Digital Fund | Blockchain Technology Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Blockchain Technology Risk. Blockchain technology is a relatively new and untested technology that operates as a distributed ledger. There are risks associated with the Fund’s issuance, redemption, transfer, and recordkeeping of shares on a blockchain, and these risks may not fully emerge until the technology becomes more widely used. Blockchain systems are public and permissionless, and could be vulnerable to fraud, particularly if a significant minority of participants collude to defraud the rest. Access to a given blockchain requires a private key, which, if compromised, could result in loss due to theft, destruction, or inaccessibility. There is limited regulation of blockchain technology other than the intrinsic public nature of the blockchain system, and any future regulatory developments could adversely affect the viability and expansion of the use of blockchain technology. There are currently a number of competing blockchain platforms with competing intellectual property claims, and the uncertainty inherent in these competing technologies could cause companies to use alternatives to blockchain. Blockchain networks may also undergo significant technological developments, such as the Ethereum blockchain’s change in September 2022 from proof-of-work mining to proof-of-stake validation. Blockchain networks can also experience delays in transaction processing and settlement, particularly during periods of high network congestion or increased transaction volume. Such delays could affect the timing of recording transactions or processing redemptions and transfers of Fund shares. During periods of congestion, the time required for transaction validation may increase, which could lead to delayed recording of transactions on the blockchain or off-chain recordkeeping systems. In extreme cases, prolonged delays could disrupt the Fund’s ability to process transactions efficiently or cause discrepancies between the blockchain record and the official book-entry record maintained by the Transfer Agent. Furthermore, blockchain networks typically impose transaction fees in the form of the network’s native digital asset (e.g., lumens on the Stellar blockchain or ether on the Ethereum blockchain). These fees can be unpredictable and may vary significantly depending on network conditions and levels of congestion. Sudden increases in transaction fees could impact the cost of processing Fund transactions or impose unexpected expenses on investors or the Transfer Agent or its affiliates, potentially affecting the overall efficiency of the Fund’s recordkeeping and transaction processing systems. Lastly, there may be undiscovered technical flaws in the Transfer Agent’s blockchain-integrated recordkeeping system or the underlying blockchain technology, including in the process by which transactions are recorded to a blockchain, recorded off-chain, and/or integrated with other recordkeeping systems. Such flaws could negatively impact the execution or recordkeeping of transactions in Fund shares. Additionally, technological advancements may lead to new or existing hardware or software tools or mechanisms that could undermine the integrity or functionality of blockchain systems, all of which could adversely impact transactions in Fund shares.

WisdomTree Government Money Market Digital Fund | Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money over short or long periods of time.

WisdomTree Government Money Market Digital Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Cybersecurity Risk. The Fund and its service providers, as well as the App, Portal, wallet provider, blockchain networks and intermediaries, may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund or shareholder in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. For instance, if there are data security breaches of the Transfer Agent’s systems resulting in theft of the information necessary to link a Fund investor’s personal identity with such investor’s record of shares on a blockchain, the stolen information could be used to determine a shareholder’s identity and complete investing history in the Fund as recorded on a blockchain. Cyber-attacks affecting the Fund’s third- party service providers, App, Portal, wallet provider, blockchain network, or the issuers of securities in which the Fund invests may subject the Fund and shareholders to many of the same risks associated with direct cybersecurity breaches.

WisdomTree Government Money Market Digital Fund | Interest Rate Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Interest Rate Risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter-term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund. Very low or negative interest rates may magnify interest rate risk. During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns or pay dividends to Fund shareholders. The Fund may be subject to a greater risk of rising interest rates due to the recent period of historically low interest rates. The Federal Reserve has recently begun to raise the federal funds rate as part of its efforts to address rising inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from the Fund’s ability to achieve its investment objective.

WisdomTree Government Money Market Digital Fund | Issuer Credit Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Issuer Credit Risk. The financial condition of an issuer of a debt security or other instrument may cause such issuer to default, become unable to pay interest or principal due or otherwise fail to honor its obligations or cause such issuer to be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations. The value of an investment in the Fund may change quickly and without warning in response to issuer defaults, changes in the credit ratings of the Fund’s portfolio investments and/or perceptions related thereto.

WisdomTree Government Money Market Digital Fund | Issuer Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Issuer Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

WisdomTree Government Money Market Digital Fund | Large Shareholder Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Large Shareholder Risk. From time to time, shareholders of the Fund (which may include institutional investors, other WisdomTree funds and WisdomTree and its affiliates), may make relatively large redemptions or purchases of Fund shares. These transactions may cause the Fund to sell investments or invest additional cash, as the case may be, at disadvantageous prices or at times it may not otherwise do so. Redemptions of a large number of shares may also increase transaction and other costs or have adverse tax consequences for shareholders of the Fund by requiring a sale of investments. Purchases of a large number of shares may adversely affect performance to the extent that it takes time to invest new cash and the Fund maintains a larger cash position than it normally would.

WisdomTree Government Money Market Digital Fund | Active Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Active Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

WisdomTree Government Money Market Digital Fund | U.S. Government Obligations Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	U.S. Government Obligations Risk. U.S. Government obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Government obligations to decline. Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States, such as those issued by the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Federal National Mortgage Association (“Fannie Mae”), Federal Farm Credit Bank and the Federal Home Loan Bank System.

WisdomTree Government Money Market Digital Fund | Market Riskand Selection Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Market Risk and Selection Risk. Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues like pandemics or epidemics, recessions, or other events could have a significant impact on the Fund and its investments. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

WisdomTree Government Money Market Digital Fund | Market Risk and Selection Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Money Market Regulatory Risk. Changes in government regulations may adversely affect the value of a security held by the Fund. These changes may result in reduced yields for money market funds, including the Fund, which may invest in other money market funds. The SEC or other regulators may adopt additional money market fund reforms, which may impact the structure and operation or performance of the Fund.

WisdomTree Government Money Market Digital Fund | Other Investment Companies – Money Market Funds Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Other Investment Companies – Money Market Funds Risk. A money market fund may only invest in other investment companies that qualify as government money market funds under Rule 2a-7 of the 1940 Act. The risk of investing in such money market funds is that such money market funds may not comply with Rule 2a-7. You will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund. The investment policies of the other investment companies may not be the same as those of the Fund; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which the Fund is typically subject.

WisdomTree Government Money Market Digital Fund | Repurchase Agreements Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Repurchase Agreements Risk. In the event that the other party to a repurchase agreement fails to repurchase the underlying security serving as collateral for the repurchase agreement, the Fund would generally seek to sell the underlying security. However, the value of collateral may be insufficient to satisfy the counterparty’s obligation and/or the Fund may encounter a delay and incur costs before being able to sell the underlying security. A delay in selling the security is likely if the counterparty becomes involved in insolvency proceedings in which the receiver or court may impose a stay. If a sale is delayed, the Fund will be subject to the risk of a decline in the market value of the underlying security below the amounts that would otherwise be due to the Fund under the repurchase agreement.

WisdomTree Government Money Market Digital Fund | Stable Net Asset Value Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Stable Net Asset Value Risk. The Fund may not be able to maintain a stable NAV of $1.00 per share at all times. This risk may be heightened due to large or frequent redemptions which could cause the Fund’s share price to decrease below $1.00 per share. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund, along with other money market funds, could be subject to increased redemption activity.

WisdomTree Government Money Market Digital Fund | Treasury Obligations Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Treasury Obligations Risk. Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

WisdomTree Government Money Market Digital Fund | When Issued and Delayed Delivery Securities and Forward Commitments Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	When Issued and Delayed Delivery Securities and Forward Commitments Risk. When issued securities, delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. Although delayed delivery is limited (not more than 35 days) and is commonly shorter for government securities, these investments may result in leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Fund to be more volatile. The use of leverage may increase expenses and increase the impact of the Fund’s other risks. There also is the risk that the security will not be issued or that the other party will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

WisdomTree Government Money Market Digital Fund | WisdomTree Government Money Market Digital Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WTGXX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 26
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	80
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	141
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 318

[1]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
[2]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
[3]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
[4]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.